                                                           File Number 333-79069

                       SECURITIES AND EXCHANGE COMMISSION

                            Washington, D.C.  20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                         Pre-Effective Amendment Number
                                                        ---
                        Post-Effective Amendment Number  5
                                                        ---

                                    and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment Number
                                               ---

                            VARIABLE ANNUITY ACCOUNT
     ---------------------------------------------------------------------
                           (Exact Name of Registrant)

                        MINNESOTA LIFE INSURANCE COMPANY
             (formerly The Minnesota Mutual Life Insurance Company)
     ---------------------------------------------------------------------
                              (Name of Depositor)

            400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101-2098
     ---------------------------------------------------------------------
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
     ---------------------------------------------------------------------
               (Depositor's Telephone Number, Including Area Code)


          Dennis E. Prohofsky                             Copy to:
       Executive Vice President,                     J. Sumner Jones, Esq.
     General Counsel and Secretary                  Jones & Blouch L.L.P.
   Minnesota Life Insurance Company           1025 Thomas Jefferson St., N.W.
         400 Robert Street North                       Suite 410 East
     St. Paul, Minnesota  55101-2098               Washington, D.C.  20007
-------------------------------------------
  (Name and Address of Agent for Service)



IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)


         immediately upon filing pursuant to paragraph (b)
     --
     X   on September 22, 2003 pursuant to paragraph (b) of Rule 485
     --
         60 days after filing pursuant to paragraph (a) (i)
     --
         on (date), pursuant to paragraph (a) (i)
     --
         75 days after filing pursuant to paragraph (a) (ii)
     --
         on (date) pursuant to paragraph (a) (ii) of Rule 485.
     --



IF APPROPRIATE, CHECK FOLLOWING BOX:

         this post-effective amendment designates a new effective date for a -- previously filed post-effective amendment.

                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                  PART A

                   INFORMATION REQUIRED IN A PROSPECTUS

                          Variable Annuity Account

                     Cross Reference Sheet to Prospectus


Form N-4

Item Number     Caption in Prospectus

    1.          Cover Page

    2.          Special Terms and How To Contact Us

    3.          Questions and Answers About the Variable Annuity Contract

    4.          Condensed Financial Information; Performance Data

    5.          General Descriptions

    6.          Contract Charges

    7.          Description of the Contract; General Descriptions

    8.          Description of the Contract; Annuity Payments and Options

    9.          Description of the Contract; Death Benefits

   10. Description of the Contract; Purchase Payments and Value of the Contract and Transfers

   11.          Description of the Contract; Redemptions

   12.          Federal Tax Status

   13.          Not Applicable

   14.          Table of Contents of the Statement of Additional
                Information

SUPPLEMENT DATED SEPTEMBER 22, 2003 TO THE MULTIOPTION ACHIEVER AND CLASSIC VARIABLE ANNUITY PROSPECTUSES DATED MAY 2003.



The date of the Prospectus is hereby changed from May 1, 2003 to September 22, 2003.



Effective September 22, 2003, the Advantus Series Fund portfolios shown below were merged into the W&R Target Fund portfolios as shown below.



 ADVANTUS SERIES FUND, INC.                                 W&R TARGET FUNDS, INC.

 Advantus Growth Portfolio                                  W&R Growth Portfolio

 Advantus Asset Allocation Portfolio                        W&R Balanced Portfolio

 Advantus Capital Appreciation Portfolio                    W&R Growth Portfolio

 Advantus International Stock Portfolio                     W&R International II Portfolio

 Advantus Small Company Growth Portfolio                    W&R Small Cap Growth Portfolio

 Advantus Value Stock Portfolio                             W&R Value Portfolio

 Advantus Small Company Value Portfolio                     W&R Small Cap Value Portfolio

 Advantus Core Equity Portfolio                             W&R Core Equity Portfolio

 Advantus Micro-Cap Growth Portfolio                        W&R Micro Cap Growth Portfolio



In addition to those listed above, the following W&R Target Fund portfolios are also available to contract owners effective September 22, 2003:



     - W&R Asset Strategy Portfolio



     - W&R International Portfolio



     - W&R Science and Technology Portfolio



Additional information about each of these funds may be found in their Prospectus.



The following amends the list of Advantus Series Fund portfolios and adds the W&R Target Fund portfolios found in the table located in the section entitled "The Funds":



                                                           INVESTMENT                           INVESTMENT
               FUND/PORTFOLIO                                ADVISER                            SUB-ADVISER
               --------------                              ----------                           -----------
 ADVANTUS SERIES FUND, INC.:

 Bond Portfolio                                 Advantus Capital Management, Inc.

 Money Market Portfolio                         Advantus Capital Management, Inc.

 Mortgage Securities Portfolio                  Advantus Capital Management, Inc.

 Index 500 Portfolio                            Advantus Capital Management, Inc.

 Maturing Government Bond -- 2006, 2010         Advantus Capital Management, Inc.
   Portfolios

 International Bond Portfolio                   Advantus Capital Management, Inc     Julius Baer Investment Management
                                                                                     Inc.

 Index 400 Mid-Cap Portfolio                    Advantus Capital Management, Inc.

 Real Estate Securities Portfolio               Advantus Capital Management, Inc.

                                                           INVESTMENT                           INVESTMENT
               FUND/PORTFOLIO                                ADVISER                            SUB-ADVISER
               --------------                              ----------                           -----------
 W&R TARGET FUNDS, INC.:

 W&R Asset Strategy Portfolio                   Waddell & Reed Investment
                                                Management Company

 W&R Balanced Portfolio                         Waddell & Reed Investment
                                                Management Company

 W&R Core Equity Portfolio                      Waddell & Reed Investment
                                                Management Company

 W&R Growth Portfolio                           Waddell & Reed Investment
                                                Management Company

 W&R International Portfolio                    Waddell & Reed Investment
                                                Management Company

 W&R International II Portfolio                 Waddell & Reed Investment            Templeton Investment Counsel, LLC
                                                Management Company

 W&R Micro Cap Growth Portfolio                 Waddell & Reed Investment            Wall Street Associates
                                                Management Company

 W&R Science and Technology Portfolio           Waddell & Reed Investment
                                                Management Company

 W&R Small Cap Growth Portfolio                 Waddell & Reed Investment
                                                Management Company

 W&R Small Cap Value Portfolio                  Waddell & Reed Investment            State Street Research &
                                                Management Company                   Management Company

 W&R Value Portfolio                            Waddell & Reed Investment
                                                Management Company



The following amends the Variable Annuity Income Detail in Appendix B-2:



Net rate of return reflects expenses totaling 2.37%, which consist of the 1.20% Variable Annuity Account mortality and expense risk charge, 0.15% administrative fee and 1.02% for the fund management fee, other fund expenses, and distribution expenses (this is an average of the actual Portfolio costs varying from 0.43% to 1.83% as of December 31, 2002). The illustration does not take into account the Portfolios added September, 2003.



At the close of business, on November 21, 2003, the Growth Sub-Account and the Capital Appreciation Sub-Account, both of which invest in the Waddell & Reed Target Growth Fund, will be combined into the Growth Sub-Account. The underlying investment option for the Growth Sub-Account will remain unchanged. Contracts or policies with units in the Capital Appreciation Sub-Account will be credited with a number of units of the Growth Sub-Account having the same aggregate value on that day and the Capital Appreciation Sub-Account will be closed. After that date, premium allocations, transfer requests and other service designations for the Capital Appreciation Sub-Account will be direct to the Growth Sub-Account.

MultiOption Classic
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul,
Minnesota 55101-2098 - 1-800-362-3141 - www.minnesotalife.com

     This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. The contract may be used in connection with all types of personal retirement plans. It may also be used apart from those plans.

     You may invest your contract values in our Variable Annuity Account or our General Account.

The Variable Annuity Account invests in the following Fund portfolios:

[ADVANTUS(TM) SERIES FUND, INC. LOGO]
Advantus Series Fund, Inc.
- Growth Portfolio
- Bond Portfolio
- Money Market Portfolio
- Asset Allocation Portfolio
- Mortgage Securities Portfolio
- Index 500 Portfolio
- Capital Appreciation Portfolio
- International Stock Portfolio
- Small Company Growth Portfolio
- Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
- Value Stock Portfolio
- Small Company Value Portfolio
- International Bond Portfolio (Advantus Global Bond Portfolio was renamed Advantus International Bond Portfolio effective May 1, 2003)
- Index 400 Mid-Cap Portfolio
- Core Equity Portfolio (Advantus Macro-Cap Value Portfolio was renamed Advantus Core Equity Portfolio effective May 1, 2003)
- Micro-Cap Growth Portfolio
- Real Estate Securities Portfolio

[AIM FUNDS(SM) LOGO]
AIM Variable Insurance Fund
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

[AMERICAN CENTURY(R) LOGO]
American Century Variable Portfolios, Inc.
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

[CREDIT SUISSE ASSET MANAGEMENT LOGO]
Credit Suisse Trust
- Global Post-Venture Capital Portfolio

[FIDELITY INVESTMENTS(R) WE HELP YOU INVEST RESPONSIBLY(SM) LOGO]
Fidelity Variable Insurance Products Funds
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

[FRANKLIN TEMPLETON INVESTMENTS LOGO]
Franklin Templeton Variable Insurance Products Trust
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares
- Templeton Global Asset Allocation Fund -- Class 2 Shares (formerly Templeton Asset Strategy Fund)

[JANUS LOGO]
Janus Aspen Series
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

[MFS(R) INVESTMENT MANAGEMENT WE INVENTED THE MUTUAL FUND(R) LOGO] MFS(R) Variable Insurance Trust(sm)
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Service Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

[OPPENHEIMER FUNDS(R) THE RIGHT WAY TO INVEST LOGO]
Oppenheimer Variable Account Funds
- Capital Appreciation Fund -- Service Shares
- High Income Fund -- Service Shares
Panorama Series Fund, Inc.
- International Growth Fund -- Service Shares

[PUTNAM INVESTMENTS LOGO]
Putnam Variable Trust
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares (Putnam VT International Growth was renamed Putnam VT International Equity effective May 1, 2003)
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

     Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by contacting us at 1-800-362-3141. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site, http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE FUND PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: MAY 1, 2003.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN, OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS

                    SPECIAL TERMS AND HOW TO CONTACT US                                         1
                    QUESTIONS AND ANSWERS ABOUT THE VARIABLE ANNUITY CONTRACTS                  3
                    EXPENSE TABLE                                                               6
                    GENERAL DESCRIPTIONS                                                        8
                              Minnesota Life Insurance Company                                  8
                              Variable Annuity Account                                          9
                              The Funds                                                        10
                              Additions, Deletions or Substitutions                            12
                    CONTRACT CHARGES                                                           13
                              Sales Charges                                                    13
                              Mortality and Expense Risk Charges                               14
                              Administrative Charge                                            14
                              Premium Taxes                                                    15
                              Transaction Charges                                              15
                    VOTING RIGHTS                                                              15
                    DESCRIPTION OF THE CONTRACTS                                               16
                              General Provisions                                               16
                              Annuity Payments and Options                                     17
                              Death Benefits                                                   22
                              Purchase Payments and Value of the Contract                      23
                              Redemptions                                                      26
                    FEDERAL TAX STATUS                                                         27
                    PERFORMANCE DATA                                                           33
                    RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM                   33
                    STATEMENT OF ADDITIONAL INFORMATION                                        34
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION                             A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                     B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                    C-1

                 (This page has been left blank intentionally.)

SPECIAL TERMS AND HOW TO CONTACT US

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting device used to determine the value of a contract before annuity payments begin.

Accumulation Value: the sum of your values under a contract in the Variable Annuity Account and in the General Account.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting device used to determine the amount of annuity payments.

Code:  the Internal Revenue Code of 1986, as amended.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

Fund(s) or Portfolio(s): the mutual funds whose separate investment portfolios we have designated as an eligible investment for the Variable Annuity Account. Currently these include the funds or portfolios shown on the cover page of this Prospectus, and in the Question and Answer section following.

General Account: all of our assets other than those in the Variable Annuity Account or in our other separate accounts.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Purchase Payments:  amounts paid to us under your contract.

Separate Account:  see definition of Variable Annuity Account.

Valuation Date or Valuation Days: each date on which a Fund Portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the Funds.

Variable Annuity Account: a separate investment account called the Variable Annuity Account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

ON THE INTERNET

[COMPUTER ICON]
         Visit our Online Service Center 24 hours a day, 7 days a week at www.minnesotalife.com. Our Online Service Center offers access to:
             - Account Values
             - Variable Investment Performance
             - Interest rates (when applicable)
             - Service forms
             - Beneficiary information
             - Transactions to transfer among investment options or change your allocation percentage
             - Contribution and transaction history

MINNESOTA LIFE'S ANNUITY SERVICE LINE

[TELEPHONE ICON]
         - Call 1-800-362-3141 and select Option 1 for our secure automated telephone access. The Automated Service Line provides around-the-clock access to:
             - Account Values
             - Unit Values
             - Interest Rates

         - Call our Service Line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

[MAIL ICON]
         - For contributions sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

QUESTIONS AND ANSWERS ABOUT
THE VARIABLE ANNUITY CONTRACTS

WHAT IS AN ANNUITY?

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is called a variable annuity. An annuity contract may also be "deferred" or "immediate." An immediate annuity contract is one which begins annuity payments right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract, as its name infers, delays the beginning of your annuity payments until a later date. During this deferral period, your annuity purchase payments have the chance to accumulate on a tax deferred basis.

WHAT CONTRACT IS OFFERED BY THIS PROSPECTUS?

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments either to the Variable Annuity Account or to our General Account. The Variable Annuity Account invests in one or more Fund Portfolios. There are no interest or principal guarantees on your contract values in the Variable Annuity Account. In the General Account, your purchase payments receive certain principal and interest guarantees.

WHAT INVESTMENT OPTIONS ARE AVAILABLE?

Any purchase payments you allocate to the Variable Annuity Account are invested exclusively in shares of one or more of the available Fund Portfolios. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of the Advantus Series Fund, Inc. are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios (only available to contracts issued prior to May 1, 2000)
       Value Stock Portfolio
       Small Company Value Portfolio
       International Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Core Equity Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Variable Annuity Account also invests in:

     AIM Variable Insurance Fund:
       AIM V.I. Aggressive Growth Fund -- Series II Shares
       AIM V.I. Balanced Fund -- Series II Shares
       AIM V.I. Dent Demographic Trends Fund -- Series II Shares
       AIM V.I. Premier Equity Fund -- Series II Shares

     American Century Variable Portfolios, Inc.:
       VP Income & Growth Fund -- Class II Shares
       VP Ultra(R) Fund -- Class II Shares
       VP Value Fund -- Class II Shares

     Credit Suisse Trust:
       Global Post-Venture Capital Portfolio

     Fidelity Variable Insurance Products Funds:
       Contrafund(R) Portfolio -- Service Class 2 Shares
       Equity-Income Portfolio -- Service Class 2 Shares
       Mid Cap Portfolio -- Service Class 2 Shares

     Franklin Templeton Variable Insurance Products Trust:
       Franklin Large Cap Growth Securities Fund -- Class 2 Shares Franklin Small Cap Fund -- Class 2 Shares
       Mutual Shares Securities Fund -- Class 2 Shares
       Templeton Developing Markets Securities Fund -- Class 2 Shares Templeton Global Asset Allocation Fund -- Class 2 Shares (formerly Templeton Asset Strategy Fund)

     Janus Aspen Series:
       Balanced Portfolio -- Service Shares
       Capital Appreciation Portfolio -- Service Shares
       International Growth Portfolio -- Service Shares

     MFS(R) Variable Insurance Trust(SM):
       Investors Growth Stock Series -- Service Shares
       Mid Cap Growth Series -- Service Shares
       New Discovery Series -- Service Shares
       Value Series -- Service Shares

     Oppenheimer Variable Account Funds:
       Capital Appreciation Fund -- Service Shares
       High Income Fund -- Service Shares

     Panorama Series Fund, Inc.:
       International Growth Fund -- Service Shares

     Putnam Variable Trust:
       Putnam VT Growth and Income Fund -- Class IB Shares
       Putnam VT International Equity Fund -- Class IB Shares
       Putnam VT New Opportunities Fund -- Class IB Shares
       Putnam VT New Value Fund -- Class IB Shares
       Putnam VT Voyager Fund -- Class IB Shares

There is no assurance that any Portfolio will meet its objectives. Detailed information about the investment objectives and policies of the Portfolios can be found in the current prospectuses for each Fund, which are attached to this Prospectus. You should carefully read each prospectus before purchasing the contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes. You may change your allocation of future purchase payments by giving us written notice, a telephone call or via our on-line service center notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value from one Portfolio to another and/or the General Account. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts, subject to some restrictions. During the annuity period, annuity reserves may be transferred only from a variable annuity to a fixed annuity.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 1.25% of the net asset value of the Variable Annuity Account for mortality and expense risk guarantees. We reserve the right to increase the charge to not more than 1.40%.

We also deduct a daily charge equal to an annual rate of 0.15% of the net asset value for administrative expenses incurred by us. We reserve the right to increase the charge to not more than 0.40% of the net asset value of the separate account.

A deferred sales charge of up to 9.0% of your accumulation value may apply if you make partial withdrawals or surrender your contract within ten contract years.

Deductions for any applicable premium taxes may also be made (currently taxes range from 0.0% to 3.5%) depending on applicable law.

The Portfolios pay investment advisory and other expenses. Total expenses net of waivers of the Portfolios range from 0.43% to 1.83% of average daily net assets of the Portfolios on an annual basis.

We reserve the right to make a charge of up to $10 for transfers occurring more frequently than once a month. We also reserve the right to assess a $100 fee to cover administrative costs associated with an exchange, if you exchange from another contract to this one, or from this contract to another.

EXPENSE TABLE

The following contract expense information is intended to illustrate the expenses of the MultiOption Classic variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the contract. The first table described the fees and expenses that you will pay at the time that you buy the contract, surrender the contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses

DEFERRED SALES LOAD (as a percentage of          9% decreasing uniformly by .075% for each of the first
  amount surrendered)                            120 months from the contract date

TRANSFER FEE*                                    Maximum Charge: $10
                                                 Current Charge: $0

*(We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

                                                    CURRENT           MAXIMUM
                                                    CHARGE        POSSIBLE CHARGE
                                                    -------       ----------------
Mortality and Expense Risk Fees                      1.25%             1.40%
Administrative Fee                                    .15%              .40%
                                                     -----             -----
Total Separate Account Annual Expenses               1.40%             1.80%
                                                     =====             =====

Note: We reserve the right to increase the mortality and expense risk fees and the administrative fees to not more than those shown in the column "Maximum Possible Charge".

The next item shows the minimum and maximum total operating expenses charged by the Portfolios before any expense waivers or reimbursements, that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

                                                    MINIMUM       MAXIMUM
                                                    -------       -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING
EXPENSES
(expenses that are deducted from portfolio
assets, including management fees,
distribution and/or service (12b-1) fees, and
other expenses)                                      0.43%        3.19%(1)

(1)MFS Value Series had expense waivers of 2.04% and as a result the actual expenses for the Portfolio for the year ended 12/31/2002 were 1.15%.

CONTACT OWNER EXPENSE EXAMPLE -- CURRENT SEPARATE ACCOUNT EXPENSES
The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the current separate account expenses of 1.40%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                    IF YOU SURRENDERED YOUR                         IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                      THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                          DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
Maximum Portfolio Expenses          $1,192     $1,959     $2,732      $4,685         $460     $1,385     $2,319      $4,685
----------------------------------------------------------------------------------------------------------------------------
Minimum Portfolio Expenses          $  938     $1,198     $1,464      $2,148         $186     $  576     $  990      $2,148
----------------------------------------------------------------------------------------------------------------------------

CONTACT OWNER EXPENSE EXAMPLE -- MAXIMUM SEPARATE ACCOUNT EXPENSES
The example assumes that you invest $10,000 in the contract. The example also assumes that your investment has a 5% return each year and includes the maximum separate account expenses of 1.80%, and shows the result with both the minimum and the maximum total fees and expenses of the portfolios available before any expense waiver or reimbursement. Although your actual costs may be higher or lower, based on these assumption your costs would be:

                                    IF YOU SURRENDERED YOUR                         IF YOU ANNUITIZE AT THE END OF
                                    CONTRACT AT THE END OF THE                      THE APPLICABLE TIME PERIOD OR YOU
                                    APPLICABLE TIME PERIOD                          DO NOT SURRENDER YOUR CONTRACT
                                    1 YEAR     3 YEARS    5 YEARS    10 YEARS       1 YEAR    3 YEARS    5 YEARS    10 YEARS
Maximum Portfolio Expenses          $1,228     $1,959     $2,732      $4,685         $460     $1,385     $2,319      $4,685
----------------------------------------------------------------------------------------------------------------------------
Minimum Portfolio Expenses          $  975     $1,313     $1,659      $2,565         $226     $  697     $1,195      $2,565
----------------------------------------------------------------------------------------------------------------------------

The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the Variable Annuity Account and Minnesota Life are included in the Statement of Additional Information.

CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your contract before an annuity begins. Your request for a partial withdrawal must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. However, if withdrawals during the first calendar year are equal to or less than 10% of the purchase payments made during the first calendar year and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year, the deferred sales charge will not apply to those partial withdrawals. The deferred sales charge described above will apply to all withdrawal amounts which exceed 10% of that accumulation value in any calendar year. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from variable annuity contracts in certain circumstances including distributions made prior to the owner's attainment of age 59 1/2.

DO YOU HAVE A RIGHT TO CANCEL THE CONTRACT?

Yes. You may cancel the contract any time within ten days of receiving it by returning it to us or your agent. In some states, the free look period may be longer than ten days. For example, California's free look period is thirty days. These rights are subject to change and may vary among the states.

WHAT IF THE OWNER OR ANNUITANT DIES?

If you die before annuity payments begin, we will pay the greater of the contract accumulation value or total purchase payments, less withdrawals, to the beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the annuity option selected.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant if death occurs before annuity payments begin.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

     -  a life annuity;

     - a life annuity with a period certain of 120 months, 180 months or 240 months;

     -  a joint and last survivor annuity; and

     -  a period certain annuity.

Each annuity option may be elected as a variable annuity or a fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT VOTING RIGHTS DO YOU HAVE?

Contract owners and annuitants will be able to direct us as to how to vote shares of the Funds held for their contracts where shareholder approval is required by law in the affairs of the Funds.

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, The Minnesota Mutual Life Insurance Company reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." The Minnesota Mutual Life Insurance Company continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.," which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company," which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office is at 400 Robert Street North, St. Paul,

Minnesota 55101-2098, telephone: 1-800-362-3141, internet address: www.minnesotalife.com. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.

B. VARIABLE ANNUITY ACCOUNT

We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the Variable Annuity Account.

The assets of the Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Variable Annuity Account is entirely independent of both the investment performance of our General Account and our other separate accounts. All obligations under the contracts are our general corporate obligations.

The Variable Annuity Account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Funds. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

Below is a list of the Portfolios and their investment adviser or sub-adviser. Prospectuses for the Funds must accompany this Prospectus. You should carefully read these Prospectuses before investing in the contract.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Growth Portfolio                                  Waddell & Reed Investment
                                                   Management Co.
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Asset Allocation Portfolio                        Waddell & Reed Investment
                                                   Management Co.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 Capital Appreciation Portfolio                    Waddell & Reed Investment
                                                   Management Co.
 International Stock Portfolio                     Advantus Capital Management, Inc     Templeton Investment Counsel,
                                                                                        LLC
 Small Company Growth Portfolio                    Advantus Capital Management, Inc.    Credit Suisse Asset Management,
                                                                                        LLC
 Maturing Government Bond Portfolio - 2006,        Advantus Capital Management, Inc.
   2010
 Value Stock Portfolio                             Waddell & Reed Investment
                                                   Management Co.
 Small Company Value Portfolio                     Advantus Capital Management, Inc.    State Street Research &
                                                                                        Management Company
 International Bond Portfolio                      Advantus Capital Management, Inc     Julius Baer Investment
                                                                                        Management Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management, Inc.
 Core Equity Portfolio                             Waddell & Reed Investment
                                                   Management Co.
 Micro-Cap Growth Portfolio                        Advantus Capital Management, Inc     Wall Street Associates
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H.S. Dent Advisors, Inc.
   II Shares
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 CREDIT SUISSE TRUST:
 Global Post-Venture Capital Portfolio             Credit Suisse Asset Management,
                                                   LLC
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares
 Templeton Global Asset Allocation Fund - Class    Templeton Investment Counsel, LLC
   2 Shares
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund - Service Shares        OppenheimerFunds, Inc.
 High Income Fund - Service Shares                 OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund - Service Shares        OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Variable Annuity Account. If investment in a Fund should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another Fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

We may also establish additional sub-accounts in the Variable Annuity Account. We reserve the right to add, combine or remove any sub-accounts of the Variable Annuity Account. Each additional sub-account will purchase shares in a different portfolio or mutual fund. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the Variable Annuity Account. The addition of any investment option may be made available to existing contract owners on any basis we may determine.

We also reserve the right, when permitted by law, to de-register the Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the Variable Annuity Account with one or more of our other separate accounts.

The Fund serves as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Fund is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either (i) the owners of variable life insurance policies and variable annuity contracts to invest in the Fund at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the Fund at the same time or (iii) participating qualified plans to invest in shares of the Fund at the same time as one or more life insurance companies. Neither the Fund nor Minnesota Life currently foresees any disadvantage, but if the Fund determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the Fund's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell Fund shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.

CONTRACT CHARGES

A. SALES CHARGES

No sales charge is deducted from any purchase payment made for this contract at the time of its receipt. However, when a contract's accumulation value is reduced by a withdrawal or surrender, a deferred sales charge may be deducted. This is for expenses related to the sale of the contracts. The sales charge is deducted from the remaining accumulation value of the contract except in the case of a surrender, where it reduces the amount paid to you. We will deduct the sales charge proportionally from the fixed and variable accumulation value of the contract.

The amount of the deferred sales charge, shown as a percentage of the accumulation value withdrawn, follows. Percentages are shown as of the beginning of each contract year. The percentages decrease uniformly each month for 120 months from the contract date.

BEGINNING OF
CONTRACT YEAR   DEFERRED SALES CHARGE
-------------   ---------------------
      1                  9.0%
      2                  8.1
      3                  7.2
      4                  6.3
      5                  5.4
      6                  4.5
      7                  3.6
      8                  2.7
      9                  1.8
     10                  0.9
     11                    0

EXAMPLE

Assuming that all amounts to be withdrawn are subject to a deferred sales load, if the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7.2% (because this is the beginning of the contract year 3), the contract owner will receive $1,000, the sales charge will be $77.59 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the accumulation value will equal $1,077.59.

The deferred sales charge will not apply to:

     - the amount withdrawn after the contract has been in force for at least ten contract years,

     - withdrawals during the first calendar year which are equal to or less than 10% of the purchase payments and, if in subsequent calendar years they are equal to or less than 10% of the accumulation value at the end of the previous calendar year,

     -  amounts payable as a death benefit;

     -  amounts applied to provide annuity payments under an annuity option;

     - amounts withdrawn because of an excess contribution to a tax-qualified contract (including for example IRAs and tax-sheltered annuities);

     - certain amounts of a contract's accumulation value withdrawn and applied to the purchase of our Adjustable Income Annuity contract, an immediate variable annuity contract (see the Adjustable Income Annuity prospectus for details); or

     - contracts issued 5 or more years ago, for amounts withdrawn and applied to the purchase of our SecureOption Acclaim annuity contract, a single payment, deferred fixed annuity contract, with a market value adjustment.

The deferred sales charge is designed to compensate us for the distribution expenses of the contract. To the extent that sales expenses are not recovered from the sales load, we will recover them from our other assets or surplus including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter, may pay up to 4.75% of the amount of those purchase payments to broker-dealers responsible for the sales of the contracts. In addition, Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we offer. Credits may cover things such as the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the contracts by our obligation to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract.

Our expense risk is the risk that charges under the contracts will be inadequate to cover our expenses.

For assuming these risks, we currently make a deduction from the Variable Annuity Account at the annual rate of 1.25% of net asset value. We reserve the right to increase the charge to not more than 1.40% on an annual basis. Certain states such as Maryland, limit our ability to increase this charge. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or as required by law, any excess will be profit (or "retained earnings") to us. Some or all of such profit may be used to cover any distributions costs not recovered through the deferred sales charge.

C. ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issue of contracts, the receipt of purchase payments, forwarding amounts to the Fund for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the Variable Annuity Account at the annual rate of .15% of the net asset value of the Variable Annuity Account. We reserve the right to increase this administrative charge to an annual rate of not more than .40%. Certain states such as Maryland, limit our ability to increase this charge.

Because the charge is designed to cover administrative expenses, it is taken during both the accumulation period and the annuity period of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the Variable Annuity Account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

D. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when an annuity begins. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

E. TRANSACTION CHARGES

There currently is no charge for any transfer. However, we reserve the right to charge up to $10, for the second and subsequent transfers in any calendar month. We also reserve the right to charge a $100 fee to cover administrative costs if you exchange the contract for another of our variable annuities, or to this contract.

VOTING RIGHTS

We will vote Fund shares held in the Variable Annuity Account at shareholder meetings of the Funds. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the Variable Annuity Account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the Variable Annuity Account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period you hold the voting interest in the contract. The number of votes will be determined by dividing the accumulation value of the contract attributable to each sub-account by the net asset value per share of the Fund shares held by that sub-account.

During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account by the net asset value per share of the Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.

We will notify you or the annuitant of a Fund shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.

DESCRIPTION OF THE CONTRACTS

A. GENERAL PROVISIONS

1. Flexible Payment Variable Annuity Contract

The contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by or on behalf of individuals. It may also be purchased by individuals not as a part of any plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date. Purchase payments are flexible with respect to the timing and amount.

2. Issuance of Contracts

The contract is issued to you, the contract owner named in the application. You may be the annuitant or you may specify someone else to be the annuitant.

3. Modification of the Contracts

Your contract may be modified at any time by written agreement between you and us. However, no modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

4. Assignment

If the contract is sold in connection with a tax-qualified program, (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities) then:

     - your or the annuitant's interest may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

5. Limitations on Purchase Payments

You choose when to make purchase payments. There is no minimum purchase payment amount and there is no minimum amount which must be allocated to any sub-account of the Variable Annuity

Account or to the General Account. There may be limits on the maximum contributions to retirement plans that qualify for special tax treatment.

Total purchase payments under the contract may not exceed $1,000,000, except with our consent.

The contract permits us to cancel your contract and pay you its accumulation value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges are less than $2,000, and

     -  the accumulation value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period. Contracts issued in some states (for example, New Jersey) do not contain such a cancellation because the laws of those states do not permit it.

6. Deferment of Payment

We will pay any single sum within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the SEC;

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the Funds or to fairly determine the value of the assets of the Funds; or

     - other periods the SEC by order permits for the protection of the contract owners.

B. ANNUITY PAYMENTS AND OPTIONS

1. Annuity Payments

Variable annuity payments are determined on the basis of:

          - the mortality table specified in the contract, which reflects the age of the annuitant,

          - the type of annuity payment option you select, and

          - the investment performance of the Fund Portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Funds. Thus, the annuity payments will vary with the investment experience of the assets of the Portfolio of the Fund you select.

2. Electing the Retirement Date and Form of Annuity

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request.

While the contract requires that we must receive your notice of election to begin annuity payments at least 30 days prior to the annuity commencement date, we are currently waiving that requirement for variable annuity elections received at least three valuation days prior to the 15th of the month. We reserve the right to enforce the 30 day notice requirement at our option at any time in the future.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the later of:

          - the 85th birthday of the annuitant, or

          - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period of 120 months.

The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. If such first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

Except for Option 4, once annuity payments have commenced, you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

Benefits under retirement plans that qualify for special tax treatment generally must commence no later than the April 1 following the year in which the participant reaches age 70 1/2 and are subject to other conditions and restrictions.

3. Annuity Options

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the General Account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

4. Determination of Amount of First Monthly Annuity Payment

The first monthly annuity payment under the contract is determined by the accumulation value of the contract when the annuity begins. In addition, several states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan involved. These taxes are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the optional annuity form elected and the adjusted age of the annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables indicating the dollar amount of the first fixed monthly payment under each annuity payment option for each $1,000 of value applied (after deduction of any premium taxes not previously deducted). If, when annuity payments are elected, we are using tables of annuity rates for this contract which result in larger annuity payments, we will use those tables instead.

The dollar amount of the first monthly variable annuity payment is determined by applying the accumulation value (minus any premium tax deduction) to a rate per $1,000 which is based on the Individual Annuity 1983 Table A female mortality rates with an age setback of one year and an interest rate of 4.50% compounded annually. The amount of the first payment depends upon the annuity payment option selected and the adjusted age(s) of the annuitant and any joint annuitant. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments except for transfers and in the case of certain joint annuity payment options which provide for reduction on payment after the death of annuitant. This determination is made separately for each sub-account of the Variable Annuity Account. The number of annuity units is based upon the accumulation value in each sub-account as of the date annuity payments are to begin.

The dollar amount determined for each sub-account will then be aggregated for purposes of making payments.

The 4.50% interest rate assumed in the variable annuity determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are always made as of the first day of a month. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date. We currently waive this notice requirement, but reserve the right to enforce it in the future.

Money will be transferred to the General Account for the purpose of electing fixed annuity payments, or to the appropriate variable sub-accounts for variable annuity payments. The transfer will occur on the valuation date on or next following the date on which the request is received. The account value used to determine the fixed annuity payment will be the value as of the last valuation date of the month preceding the annuity commencement date. The account value used to determine the initial variable annuity payment will be the value as of the first valuation date following the fourteenth day of the month prior to the annuity commencement date.

If the request for a fixed or variable annuity payment is not received at least three valuation days prior to the date and to determine the account value as described above, the annuity commencement date will be changed to the first of the month following the regulated annuity commencement date.

5. Amount of Second and Subsequent Monthly Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account times the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

6. Value of the Annuity Unit

The value of an annuity unit for a sub-account is determined monthly as of the first day of each month by multiplying the value on the first day of the preceding month by the product of:

     -  .996338, and

     - the ratio of the value of the accumulation unit for that sub-account for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month (.996338 is a factor to neutralize the assumed net investment rate, discussed above, of 4.5% per annum built into the first payment calculation which is not applicable because the actual net investment rate is credited instead).

The value of an annuity unit for a sub-account as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month.

7. Transfer of Annuity Reserves

During the annuity period, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold these reserves. If you specify a sub-account of the Variable Annuity Account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account, if less.
     - Annuity payments must have been in effect for a period of 12 months before a change may be made.
     -  Such transfers can be made only once every 12 months.
     - We must receive written request for an annuity transfer more than 30 days in advance of the due date of the annuity payment subject to the transfer.

Upon request, we will provide you with annuity reserve amount information, by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing methodology at the time of transfer that we use to determine an initial fixed annuity payment. However, if your annuity is based upon annuity units in a sub-account which matures on a date other than the stated annuity valuation date, then your annuity units will be adjusted to reflect sub-account performance in the maturing sub-account and the sub-account to which reserves are transferred for the period between annuity valuation dates. Contracts with this transfer feature may not be available in all states.

C. DEATH BENEFITS

The contract has a guaranteed death benefit if you die before annuity payments have started. The death benefit shall be equal to the greater of:

     -  the amount of the accumulation value payable at death; or

     - the amount of the purchase payments paid to us as consideration for this contract, less all contract withdrawals.

Death proceeds will be paid to the beneficiary designated unless an annuity option is elected. If the designated beneficiary is a person other than the owner's spouse, that beneficiary may elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the owner's death. If there is no designated beneficiary, then the entire interest in a contract must be distributed within five years after the owner's death. Payment will be made within 7 days after we receive due proof of death. Except as noted below, the entire interest in the contract must be distributed within 5 years of the owner's death.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the accumulation value on the date we receive due proof of death will be directed into the money market sub-account in fulfillment of the death benefit provision of the contract.

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the accumulation value) shall continue to be affected by the sub-account performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available sub-account option, subject to the same limitations imposed on the contract owner.

If there are joint owners of the contract, at the death of the first owner, there will be no death benefit adjustment to the accumulation value, if the surviving owner elects to continue the contract.

If any portion of your contract is payable to your designated beneficiary who is also your surviving spouse, that spouse shall be treated as the contract owner for purposes of (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death.

If the owner of this contract is other than a natural person, such as a trust, we will pay a death benefit of the accumulation value to the named beneficiary on the death of the annuitant, if death occurs before annuity payments begin.

If the annuitant dies after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

D. PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

1. Crediting Accumulation Units

During the accumulation period -- the period before annuity payments begin -- each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. When the contract is originally issued, application forms are completed by the applicant and forwarded to our home office. We will review each application form for compliance with our issue criteria and, if it is accepted, we will issue a contract. Applications received without instructions as to allocations will be treated as incomplete.

If your initial purchase payment is accompanied by an incomplete application, your purchase payment will not be credited until we receive a completed application. We will immediately return your initial purchase payment in full if it appears that the application cannot be completed within five business days unless you specifically consent to our holding your purchase payment until your application is completed.

We will credit your purchase payments to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Funds.

We will determine the value of accumulation units on each day on which the Portfolio is valued. The net asset value of the Funds' shares are computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (currently 3:00 p.m. Central time) on each day, Monday through Friday, except:

     - days on which changes in the value of Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares,

     - days during which no Funds' shares are tendered for redemption and no order to purchase or sell Funds' shares is received by such Fund, and

     - customary national business holidays on which the New York Stock Exchange is closed for trading.

The value of accumulation units will be the same on all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-accounts of the Variable Annuity Account, the contracts allow you to allocate purchase payments to our General Account for accumulation at a guaranteed interest rate.

2. Transfers

Values may be transferred between our General Account and the Variable Annuity Account or among the sub-accounts of the Variable Annuity Account. You may effect transfers or change allocation of future purchase payments by written request, telephone transfer, or via our internet service center located at: www.minnesotalife.com. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office. With the exception of transfers from the General Account (see below), there is no dollar amount limitation on transfers. No deferred sales charge will be imposed on such transfers. In addition, there is no charge for transfers, though we reserve the right to impose a charge of up to $10 for transfers occurring more frequently than once per month. Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone or internet requests.

Telephone services are automatically available to you. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners, or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

In order to access your contract information via our on-line service center, you will need to first go to the website and register for access. You will need certain personal information and at least one contract number. We will send an access code to your address of record. Internet access is available only to the following types of contracts: non-qualified, 403(b) contracts and IRA contracts. In addition, you will not be able to re-balance into or out of the General Account, or make transfers or re-balance if you have a TSA loan, through the on-line service center.

We have procedures designed to provide reasonable assurance that internet authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require that you, or persons authorized by you, log-on to the secure section of our website, we issue a confirmation number for each transaction, and we provide you with a written confirmation of your internet transaction.

During periods of marked economic or market changes, you may experience difficulty making a telephone request or on-line service request due to the volume of telephone calls or internet activity. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Systematic transfer arrangements may be established among the sub-accounts of the Variable Annuity Account. They may begin on the 10th or 20th of any month. If a transfer cannot be completed on that date, it will be made on the next available transfer date. Systematic transfers will be made on a monthly, quarterly, semi-annual or annual basis and will remain active until the applicable sub-account is depleted, in the absence of specific instructions otherwise. These arrangements are limited to a maximum of 20 sub-accounts. They will not affect the current allocation of future purchase payments. There will be no charge for systematic transfers.

One type of systematic transfer arrangement offered for certain contracts is known as automatic portfolio rebalancing ("APR"). You may elect APR on a quarterly, semi-annual or annual basis. They will be treated as instructions for transfers to and from various sub-accounts. APR will not affect the current allocation of future purchase payments and is not limited to a maximum or minimum number of sub-accounts. APR is not available for values in the Advantus Fund Maturing Government Bond Portfolios, nor is it available through our on-line service center. There is no charge for APR transactions. APRs are processed on the 25th of each month (or next available date after if the 25th is not a valuation date).

Transfers from the General Account to the Variable Annuity Account will be limited to a single transfer during any calendar year to an amount not to exceed 20% of the General Account accumulation value at the time of the transfer request. However, in the case of General Account accumulation values of $1,000 or less, we will allow a one-time transfer of the entire accumulation value amount from the General Account to the sub-accounts of the Variable Annuity Account. If you have a systematic transfer arrangement with us, you may transfer current interest earnings or a specified amount from the General Account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current General Account accumulation value at the time of the transfer request. For contracts where the General Account accumulation value has increased during the year because of transfers into the General Account, or because of additional purchase payments made after the transfer program has been established, systematic transfers will be allowed to the extent of the greater of the current transfer amount of 10% of the then current General Account accumulation value. We reserve the right to alter such transfer restrictions, even if you have established a systematic transfer out of the General Account, but will do so only upon prior written notice to you.

We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- any transfer method(s). The underlying Funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contract either us or your registered representative via Internet email. Please remember that an email is not a valid substitute for a written request that requires your signature.

The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our General Account are not registered under the Securities Act of 1933. We are not registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. Therefore, the General Account is not described here.

3. Value of the Contract

The accumulation value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each sub-account to which you allocate values by the current value of these units and then adding the values as calculated. There is no assurance that your accumulation value will equal or exceed your purchase payments. We will advise you periodically of the number of accumulation units in your contract, the current value of an accumulation unit, and its total value.

4. Accumulation Unit Value

The value of an accumulation unit for each sub-account of the Variable Annuity Account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any valuation date thereafter is determined by multiplying:

     - the value of an accumulation unit on the immediately preceding valuation date by

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit a day other than a valuation date is its value on the next valuation date.

5. Net Investment Factor for Each Valuation Period

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.25% per annum and a deduction for the administration charge at the current rate of .15% per annum.

The gross investment rate is equal to:

     - the net asset value per share of a Portfolio share held in a sub-account of the Variable Annuity Account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the Portfolio if the "ex-dividend" date occurs during the current valuation period, divided by

     - the net asset value per share of that Portfolio share determined at the end of the preceding valuation period.

The gross investment rate may be positive or negative.

E. REDEMPTIONS

1. Partial Withdrawals and Surrender

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: 1-651-665-7942. There are risks associated with not requiring original signatures in order to disburse contract owner monies. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Your accumulation value will be reduced by the amount of your withdrawal and any applicable deferred sales charge. Unless you tell us otherwise, withdrawals will be made from the General Account accumulation value and from the Variable Annuity Account accumulation value in the same proportion. We will waive the applicable dollar amount limitation:

     - on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code or

     - where the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Withdrawal values will be determined as of the valuation date we received your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals including systematic withdrawals will be made from the sub-accounts on a pro rata basis. Please note that no more than 20 sub-accounts may be used for systematic withdrawals.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive in a single cash sum the accumulation value computed as of the valuation date your surrender request is received, reduced by any applicable deferred sales charge. In lieu of a cash sum payment you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender that annuity benefit and receive a single sum instead.

2. Right of Cancellation

You should read the contract carefully as soon as you receive it. You may cancel your purchase of a contract within ten days after its delivery, for any reason, by giving us written notice at 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract, we will refund to you the greater of:

     -  the accumulation value of the contract, or

     -  the amount of purchase payments paid under the contract.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. For example, California's free look period is extended to thirty days. Those rights are subject to change and may vary among the states.

The liability of the Variable Annuity Account is limited to the accumulation value of the contract at the time it is returned for cancellation. We will pay any additional amounts necessary to make our refund to you equal to your purchase payments.

FEDERAL TAX STATUS

INTRODUCTION

Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Section 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.

THE COMPANY'S TAX STATUS

We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the Variable Annuity Account or on capital gains arising from the Variable Annuity Account's activities. The Variable Annuity Account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408 or 408A of the Code.

There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the Variable Annuity Account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Section 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The Variable Annuity Account, through the Fund Portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Portfolio's assets may be invested. Although the investment adviser of Advantus Fund is an affiliate of ours, we do not control Advantus Fund or the investments of its Portfolios. Nonetheless, we believe that each Portfolio of Advantus Fund in which the Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the Variable Annuity Account to be deemed to be "adequately diversified".

OWNERSHIP TREATMENT

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account." While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investment to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the Variable Annuity Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Annuity Account.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the cost basis (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments less any amounts previously received from the contract which were not included in income. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

TAXATION OF ANNUITY PAYMENTS

The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the cost basis of the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.

TAXATION OF DEATH BENEFIT PROCEEDS

Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:

     -  where the taxpayer is 59 1/2 or older,

     -  where payment is made on account of the taxpayer's disability, or

     -  where payment is made by reason of the death of the owner, and

     -  in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

For some types of qualified plans, other tax penalties may apply to certain distributions.

AGGREGATION OF CONTRACTS

For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

ASSIGNMENT OR PLEDGES

Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.

Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Similar rules apply to qualified contracts.

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.

TAX QUALIFIED PROGRAMS

The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     -  contributions in excess of specified limits;

     -  distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     -  other specified circumstances.

We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) if later, retires and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the Owner's death.

WITHHOLDING

In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more;

     -  a required minimum distribution;

     -  a hardship distribution; or

     -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

SEE YOUR OWN TAX ADVISER

The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.

PERFORMANCE DATA

From time to time the Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market sub-account, the Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one year, five year and ten year periods and for the period when the underlying Portfolios first became available to the Variable Annuity Account. Such performance data may be accompanied by cumulative total return quotations for the comparable period. For periods prior to the date of this Prospectus, the quotations will be based on the assumption that the contract described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account under other contracts issued by us.

The money market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Variable Annuity Account will reflect only charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

Section 36.105, Title 110B of the Texas Revised Civil Statutes, consistent with prior interpretations of the Attorney General of the State of Texas, permits participants in the Texas Optional Retirement Program (ORP) to redeem their interests in a variable annuity contract issued under the ORP only upon (1) termination of employment in all institutions of higher education as defined in Texas law, (2) retirement, or (3) death. Accordingly, participants in the ORP will be required to obtain certifications from their employers of their status with respect to ORP employers before they may redeem their contract or transfer contract values to another carrier qualified to participate in ORP.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from the offices of Minnesota Life at your request. The table of contents for that Statement of Additional Information is as follows:

       General Information and History
       Distribution of Contracts
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION

The financial statements of the Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about the financial history of each sub-account for the class of contracts, for the period from the inception of each to December 31, 2002. Sub-accounts that became available after that time are not included. This information should be read in conjunction with the financial statements and related notes of the Variable Annuity Account included in this Prospectus.

                                                      2002          2001          2000         1999
                                                      ----          ----          ----         ----
GROWTH SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.67    $     0.90    $     1.17    $    1.00(a)
  Unit value at end of period....................  $     0.49    $     0.67    $     0.90    $    1.17
  Number of units outstanding at end of period...  20,141,737    17,789,554    11,996,641    1,608,959
BOND SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.16    $     1.09    $     1.00    $    1.00(a)
  Unit value at end of period....................  $     1.26    $     1.16    $     1.09    $    1.00
  Number of units outstanding at end of period...  23,681,107    15,745,921     6,623,899      765,852
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.08    $     1.06    $     1.01    $    1.00(a)
  Unit value at end of period....................  $     1.08    $     1.08    $     1.06    $    1.01
  Number of units outstanding at end of period...  17,966,326    18,083,995    13,677,970    3,372,875
ASSET ALLOCATION SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.83    $     0.98    $     1.10    $    1.00(a)
  Unit value at end of period....................  $     0.74    $     0.83    $     0.98    $    1.10
  Number of units outstanding at end of period...  23,231,443    24,352,253    21,254,044    3,296,125
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.19    $     1.11    $     1.00    $    1.00(a)
  Unit value at end of period....................  $     1.29    $     1.19    $     1.11    $    1.00
  Number of units outstanding at end of period...  33,981,412    23,580,046     9,161,060      989,073
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.84    $     0.97    $     1.09    $    1.00(a)
  Unit value at end of period....................  $     0.64    $     0.84    $     0.97    $    1.09
  Number of units outstanding at end of period...  29,546,722    25,641,202    17,088,669    2,038,959
CAPITAL APPRECIATION SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.84    $     1.13    $     1.27    $    1.00(a)
  Unit value at end of period....................  $     0.56    $     0.84    $     1.13    $    1.27
  Number of units outstanding at end of period...   7,763,658     7,632,051     5,285,592      602,909
INTERNATIONAL STOCK SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.93    $     1.06    $     1.07    $    1.00(a)
  Unit value at end of period....................  $     0.76    $     0.93    $     1.06    $    1.07
  Number of units outstanding at end of period...  12,810,736     9,578,861     6,236,385      888,642
SMALL COMPANY GROWTH SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.03    $     1.23    $     1.40    $    1.00(a)
  Unit value at end of period....................  $     0.69    $     1.03    $     1.23    $    1.40
  Number of units outstanding at end of period...   8,443,991     7,844,387     5,613,218      503,561
MATURING GOVERNMENT BOND 2006 SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.20    $     1.13    $     0.99    $    1.00(a)
  Unit value at end of period....................  $     1.34    $     1.20    $     1.13    $    0.99
  Number of units outstanding at end of period...     344,706       335,342       270,313      102,972

                                                                        Page A-1

                                                      2002          2001          2000         1999
                                                      ----          ----          ----         ----
MATURING GOVERNMENT BOND 2010 SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.22    $     1.18    $     0.98    $    1.00(a)
  Unit value at end of period....................  $     1.42    $     1.22    $     1.18    $    0.98
  Number of units outstanding at end of period...     613,153       487,501       484,046        4,254
VALUE STOCK SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.86    $     0.98    $     1.01    $    1.00(a)
  Unit value at end of period....................  $     0.72    $     0.86    $     0.98    $    1.01
  Number of units outstanding at end of period...   7,261,909     5,936,687     3,354,458      392,479
SMALL COMPANY VALUE SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.43    $     1.25    $     0.99    $    1.00(a)
  Unit value at end of period....................  $     1.13    $     1.43    $     1.25    $    0.99
  Number of units outstanding at end of period...   6,806,593     4,382,496     1,961,812      179,266
INTERNATIONAL BOND SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.96    $     0.99    $     0.99    $    1.00(a)
  Unit value at end of period....................  $     1.12    $     0.96    $     0.99    $    0.99
  Number of units outstanding at end of period...   8,519,304     6,022,517     3,324,904      342,453
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.22    $     1.25    $     1.09    $    1.00(a)
  Unit value at end of period....................  $     1.02    $     1.22    $     1.25    $    1.09
  Number of units outstanding at end of period...   4,713,421     4,064,699     2,634,518      398,475
CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period..............  $     0.87    $     0.95    $     1.04    $    1.00(a)
  Unit value at end of period....................  $     0.61    $     0.87    $     0.95    $    1.04
  Number of units outstanding at end of period...   4,695,797     3,861,820     1,867,540      236,331
MICRO-CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.23    $     1.41    $     1.80    $    1.00(a)
  Unit value at end of period....................  $     0.68    $     1.23    $     1.41    $    1.80
  Number of units outstanding at end of period...   4,329,696     4,250,985     3,176,923      420,716
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period..............  $     1.30    $     1.21    $     0.97    $    1.00(a)
  Unit value at end of period....................  $     1.38    $     1.30    $     1.21    $    0.97
  Number of units outstanding at end of period...   5,448,250     1,845,023       471,189       17,691
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.76
  Number of units outstanding at end of period...     200,861
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.86
  Number of units outstanding at end of period...     202,181
AIM V.I. DENT DEMOGRAPHIC TRENDS SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.74
  Number of units outstanding at end of period...      44,099
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.77
  Number of units outstanding at end of period...     333,328

Page A-2

                                                      2002          2001          2000         1999
                                                      ----          ----          ----         ----
AMERICAN CENTURY VP INCOME & GROWTH SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.82
  Number of units outstanding at end of period...     271,073
AMERICAN CENTURY VP ULTRA(R) SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.79
  Number of units outstanding at end of period...   1,768,593
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.86
  Number of units outstanding at end of period...     607,599
CREDIT SUISSE TRUST GLOBAL POST-VENTURE SUB-
  ACCOUNT:
  Unit Value at beginning of period..............  $     0.53    $     0.75    $     1.00(c)
  Unit Value at end of period....................  $     0.34    $     0.53    $     0.75
  Number of units outstanding at end of period...   1,322,691     1,262,527       525,721
FIDELITY VIP FUNDS: CONTRAFUND(R) SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     0.81    $     0.94    $     1.00(b)
  Unit Value at end of period....................  $     0.72    $     0.81    $     0.94
  Number of units outstanding at end of period...  14,941,588    11,456,649     6,405,759
FIDELITY VIP FUNDS: EQUITY-INCOME SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.05    $     1.12    $     1.00(b)
  Unit Value at end of period....................  $     0.86    $     1.05    $     1.12
  Number of units outstanding at end of period...  15,223,284     8,789,373     3,181,017
FIDELITY VIP FUNDS: MID CAP SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.18    $     1.24    $     1.00(b)
  Unit Value at end of period....................  $     1.04    $     1.18    $     1.24
  Number of units outstanding at end of period...   8,753,213     6,545,701     3,844,655
FRANKLIN LARGE CAP GROWTH SECURITIES SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.82
  Number of units outstanding at end of period...     244,326
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     0.67    $     0.80    $     1.00(c)
  Unit Value at end of period....................  $     0.47    $     0.67    $     0.80
  Number of units outstanding at end of period...   8,972,535     5,712,939     1,852,562
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.84
  Number of units outstanding at end of period...     670,423
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     0.73    $     0.80    $     1.20    $    1.00(a)
  Unit Value at end of period....................  $     0.72    $     0.73          0.80    $    1.20
  Number of units outstanding at end of period...   3,367,040     2,872,730     2,179,968      268,232
TEMPLETON GLOBAL ASSET ALLOCATION SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     0.86    $     0.97    $     1.00(c)
  Unit Value at end of period....................  $     0.81    $     0.86    $     0.97
  Number of units outstanding at end of period...   2,246,352     1,290,152       161,983

                                                                        Page A-3

                                                      2002          2001          2000         1999
                                                      ----          ----          ----         ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.92
  Number of units outstanding at end of period...     689,640
JANUS ASPEN: CAPITAL APPRECIATION SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     0.62    $     0.81    $     1.00(b)
  Unit Value at end of period....................  $     0.51    $     0.62    $     0.81
  Number of units outstanding at end of period...  16,035,369    15,425,939    10,697,510
JANUS ASPEN: INTERNATIONAL GROWTH SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     0.62    $     0.82    $     1.00(b)
  Unit Value at end of period....................  $     0.45    $     0.62    $     0.82
  Number of units outstanding at end of period...  13,300,761    11,747,393     6,778,367
MFS INVESTORS GROWTH STOCK SERIES SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.78
  Number of units outstanding at end of period...     254,637
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.71
  Number of units outstanding at end of period...     132,901
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.75
  Number of units outstanding at end of period...   1,073,449
MFS VALUE SERIES SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.83
  Number of units outstanding at end of period...     853,323
OPPENHEIMER CAPITAL APPRECIATION SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.81
  Number of units outstanding at end of period...     890,405
OPPENHEIMER HIGH INCOME SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.95
  Number of units outstanding at end of period...     674,348
PANORAMA INTERNATIONAL GROWTH SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.71
  Number of units outstanding at end of period...     323,095
PUTNAM VT GROWTH AND INCOME SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.81
  Number of units outstanding at end of period...     296,889
PUTNAM VT INTERNATIONAL EQUITY SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.81
  Number of units outstanding at end of period...   1,418,042
PUTNAM VT NEW OPPORTUNITIES SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.76
  Number of units outstanding at end of period...      88,859

Page A-4

                                                      2002          2001          2000         1999
                                                      ----          ----          ----         ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.83
  Number of units outstanding at end of period...     164,533
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit Value at beginning of period..............  $     1.00(d)
  Unit Value at end of period....................  $     0.78
  Number of units outstanding at end of period...     228,014

(a) Period from September 9, 1999, commencement of operations, to December 31, 1999.

(b) Period from February 1, 2000, commencement of operations, to December 31, 2000.

(c)  Period from August 1, 2000, commencement of operations, to December 31,
     2000.

(d) Period from May 1, 2002, commencement of operations, to December 31, 2002.

                                                                        Page A-5

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.92% and 10.00%.

For illustration purposes, an average annual expense equal to 2.42%of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.42% includes: 1.25% for Mortality and Expense Risk, 0.15% for Administrative fee and an average of 1.02% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses table found in the front of this prospectus and is based on the total annual fund operating expenses with waivers or reductions applied. All portfolios, including those that may not be available until a later date, have been included in the average except for the Maturing Government Bond portfolios which are only available for contracts issued prior to May 1, 2000.

The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.

The illustration assumes 100% of the assets are invested in the sub-account(s) of the Variable Annuity Account. For comparison purposes, a current fixed annuity income, available through the General Account is also provided. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.

The illustration provided is for a male, age 65, selecting a Life and 10 Year Certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. Upon request, we will provide a comparable illustration based on the proposed annuitant's date of birth, sex, annuity option, state of residence, type of funds, value of funds, and selected gross annual rate of return (not to exceed 12%).

Page B-1

                         VARIABLE ANNUITY INCOME DETAIL

PREPARED FOR: Client                               SEX: Male  DATE OF BIRTH: 06/01/1938
PRESENTED BY: MN Life                              ANNUITY COMMENCEMENT:
ANNUITIZATION OPTION: 10 Year Certain with Life    FUNDS: Non-Qualified
  Contingency                                      ISSUE STATE: MN
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)              SINGLE PAYMENT RECEIVED:
INITIAL MONTHLY INCOME: $663.26                    AMOUNT ALLOCATED TO VARIABLE:

The monthly variable annuity income amount shown below assumes a constant annual investment return. The net interest rate of 4.50% is used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.50% interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                               MONTHLY INCOME ASSUMING
                                                                                ANNUAL RATE OF RETURN
                                                                     --------------------------------------------
                                                 BEGINNING            0.00% GROSS     6.92% GROSS    10.00% GROSS
                    DATE                          OF YEAR     AGE    (-2.42% NET)     (4.50% NET)    (7.58% NET)
                    ----                         ---------    ---    ------------     -----------    ------------
April 01, 2003                                       1         65         663             663             663
April 01, 2004                                       2         66         619             663             683
April 01, 2005                                       3         67         578             663             703
April 01, 2006                                       4         68         540             663             724
April 01, 2007                                       5         69         504             663             745
April 01, 2008                                       6         70         471             663             767
NOW SHOWING EVERY 2 YEARS:
April 01, 2010                                       8         72         411             663             813
April 01, 2012                                      10         74         358             663             861
April 01, 2014                                      12         76         312             663             913
April 01, 2016                                      14         78         272             663             968
April 01, 2018                                      16         80         237             663           1,025
April 01, 2020                                      18         82         207             663           1,087
April 01, 2022                                      20         84         180             663           1,152
April 01, 2024                                      22         86         157             663           1,221
April 01, 2026                                      24         88         137             663           1,294
April 01, 2028                                      26         90         120             663           1,371
April 01, 2030                                      28         92         104             663           1,453
April 01, 2032                                      30         94          91             663           1,540
April 01, 2034                                      32         96          79             663           1,632
April 01, 2036                                      34         98          69             663           1,730
April 01, 2038                                      36        100          60             663           1,833

IF YOU APPLIED THE AMOUNT OF YOUR PURCHASE PAYMENT ALLOCATED TO VARIABLE TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $657.59.

Net rate of return reflects expenses totaling 2.42%, which consist of the 1.25% Variable Annuity Account mortality and expense risk charge, 0.15% administrative fee and 1.02% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.43% to 1.83%). Under the terms of the contract, the maximum possible charge for mortality and expense risk would be 1.40% and a 0.40% administrative charge.

Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the Variable Annuity Account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.

                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        Page B-2

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

INDIVIDUAL RETIREMENT ANNUITIES

Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, hereinafter referred to as an "IRA". Also, distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a Contract for use with an IRA may be subject to special disclosure requirements of the Internal Revenue Service. Purchasers of a Contract for use with IRAs will be provided with supplemental information required by the Internal Revenue Services or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A Qualified Contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. Purchasers should seek competent advice as to the suitability of the contract for use with IRAs.

Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

SIMPLE IRAS

Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

Page C-1
prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and a contingent deferred sales charge. Other special rules may apply. Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if: (1) the annuity owner has reached age 59 1/2; (2) the distribution paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or
(4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.

In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. With respect to non-governmental Section 457 plans, investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

                                                                        Page C-2

                     (This page intentionally left blank.)

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4




ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------

    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements


                              Variable Annuity Account
                ("Variable Annuity Account"), a Separate Account of

                          Minnesota Life Insurance Company
                                 ("Minnesota Life")
                              400 Robert Street North
                          St. Paul, Minnesota  55101-2098
                            Telephone:   1-800-362-3141

                        Statement of Additional Information

          The date of this document and the Prospectus is: May 1, 2003

This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

     General Information and History
     Distribution of Contracts
     Performance Data
     Auditors
     Registration Statement
     Financial Statements

================================================================================
                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                             DISTRIBUTION OF CONTRACTS

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Stock, Small Company Growth, Maturing Government Bond, Small Company Value, International Bond, Index 400 Mid-Cap, Micro Cap Growth, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2002, 2001 and 2000, were $10,463,691, $11,309,746, and $16,138,258 respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                  PERFORMANCE DATA

AVERAGE ANNUAL TOTAL RETURN

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2002. For periods prior to the date of this Prospectus, the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of the period.

FOR THE FOLLOWING PERIODS, MINNESOTA LIFE VOLUNTARILY ABSORBED THE FEES AND EXPENSES OF THE UNDERLYING PORTFOLIOS THAT EXCEEDED THE OUTLINED PERCENTAGE OF AVERAGE DAILY NET ASSETS.

Fund Name                      03/09/1987  05/02/1994   10/01/1997  05/01/1998  01/01/1999  01/01/2000  05/01/2000   01/01/2002
                               -           -            -           -           -           -           -            -
                               05/01/1994  09/30/1997   04/30/1998  12/31/1998  12/31/1999  04/30/2000  12/31/2001   12/31/2002
--------------------------------------------------------------------------------------------------------------------------------
Growth Sub-Account                0.65%        0.65%       0.65%        0.65%      0.65%        0.65%       0.65%       0.65%
Bond Sub-Account                  0.65%        0.65%       0.65%        0.65%      0.65%        0.65%       0.65%       0.65%
Money Market Sub-Account          0.65%        0.65%       0.65%        0.65%      0.65%        0.65%       0.65%       0.65%
Asset Allocation Sub-Account      0.65%        0.65%       0.65%        0.65%      0.65%        0.65%       0.65%       0.65%
Mortgage Securities               0.65%        0.65%       0.65%        0.65%      0.65%        0.65%       0.65%       0.65%
Sub-Account
Index 500 Sub-Account             0.55%        0.55%       0.55%        0.55%      0.55%        0.55%       0.55%       0.55%
Capital Appreciation              0.90%        0.90%       0.90%        0.90%      0.90%        0.90%       0.90%       0.90%
Sub-Account
International Stock               1.00%        1.00%       1.00%        1.00%      1.00%        1.00%       1.00%       1.00%
Sub-Account
Small Company Growth              0.90%        0.90%       0.90%        0.90%      0.90%        0.90%       0.90%       0.90%
Sub-Account
Maturing Government Bond             -         0.40%       0.40%        0.40%      0.85%        0.40%       0.40%       0.40%
2006 Sub-Account
Maturing Government Bond             -         0.40%       0.40%        0.40%      1.03%        0.40%       0.40%       0.40%
2010 Sub-Account
Value Stock Sub-Account              -         0.90%       0.90%        0.90%      0.90%        0.90%       0.90%       0.90%
Small Company Value                  -            -        0.90%        0.90%      0.66%        0.90%       1.10%       1.10%
Sub-Account
International Bond                   -            -        1.00%        1.00%      1.00%        1.00%       1.00%       1.00%
Sub-Account
Index 400 Mid-Cap Sub-Account        -            -        0.55%        0.55%      0.45%        0.55%       0.55%       0.55%
Core Equity Sub-Account              -            -        0.85%        0.85%      0.63%        0.85%       1.00%       1.07%
Micro-Cap Growth Sub-Account         -            -        1.25%        1.25%      0.32%        1.25%       1.35%       1.34%
Real Estate Securities               -            -           -         0.90%      1.15%        0.90%       1.00%       1.00%
Sub-Account

There is no specified or minimum period of time during which Advantus Capital has agreed to continue its voluntary absorption of these expenses, and Advantus Capital may in its discretion cease its absorption of expenses at any time. Should Advantus Capital cease absorbing expenses the effect would be to increase substantially Fund expenses and thereby reduce investment return.

                           AVERAGE ANNUAL TOTAL RETURN

                                                                                                             From            Date
                                              Year Ended          Five Years         Ten Years      Inception to 12/31/02     of
                                               12/31/02         Ended 12/31/02    Ended 12/31/02                           Inception
Growth Sub-Account                        (-31.62%)  -31.62%   (-7.84%)  -7.84%  (2.84%)    2.84%      (n/a)         n/a    12/3/85

Bond Sub-Account                             (.95%)     .95%    (3.98%)   3.98%  (5.31%)    5.31%      (n/a)         n/a    12/3/85

Money Market Sub-Account                   (-7.41%)   -7.41%    (1.82%)   1.82%  (2.80%)    2.80%      (n/a)         n/a    12/3/85

Asset Allocation Sub-Account              (-16.71%)  -16.71%   (-2.30%)  -2.30%  (4.27%)    4.27%      (n/a)         n/a    12/3/85

Mortgage Securities Sub-Account              (.19%)     .19%    (5.37%)   5.37%  (6.10%)    6.10%      (n/a)         n/a     6/1/87

Index 500 Sub-Account                     (-28.84%)  -28.84%   (-3.17%)  -3.17%  (7.29%)    7.29%      (n/a)         n/a     6/1/87

Capital Appreciation Sub-Account          (-37.15%)  -37.15%   (-7.95%)  -7.95%  (2.97%)    2.97%      (n/a)         n/a     6/1/87

International Stock Sub-Account           (-24.72%)  -24.72%   (-3.13%)  -3.13%  (6.19%)    6.19%      (n/a)         n/a     5/1/92

Small Company Growth Sub-Account          (-37.38%)  -37.38%   (-7.35%)  -7.35%   (n/a)      n/a     (2.34%)       2.34%     5/3/93

Maturing Government Bond 2006               (2.83%)    3.20%    (5.22%)   5.89%   (n/a)      n/a     (7.12%)       8.05%     5/2/94
Sub-Account

Maturing Government Bond 2010               (7.89%)    8.52%    (5.49%)   6.48%   (n/a)      n/a     (7.85%)       9.22%     5/2/94
Sub-Account

Value Stock Sub-Account                   (-22.45%)  -22.45%   (-7.38%)  -7.38%   (n/a)      n/a     (4.52%)       4.56%     5/2/94

Small Company Value  Sub-Account          (-26.75%)  -26.67%   (-1.14%)   -.84%   (n/a)      n/a     (-.69%)       -.41%    10/1/97

International Bond Sub-Account              (7.69%)    7.69%    (2.44%)   2.44%   (n/a)      n/a     (2.30%)       2.30%    10/1/97

Index 400 Mid-Cap  Sub-Account            (-22.19%)  -22.19%    (3.40%)   3.40%   (n/a)      n/a     (2.96%)       3.21%    10/1/97

Core Equity Sub-Account                   (-34.29%)  -34.07%   (-6.48%)  -6.24%   (n/a)      n/a      (.73%)       1.24%   10/15/97

Micro-Cap Growth Sub-Account              (-48.23%)  -48.12%    (-.39%)      0%   (n/a)      n/a    (-2.72%)      -2.70%    10/1/97

Real Estate Securities Sub-Account         (-2.44%)   -2.26%      (n/a)     n/a   (n/a)      n/a     (1.02%)       1.72%     5/1/98

AIM Aggressive Growth Sub-Account             (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-29.18%)     -29.18%     5/1/02

AIM Balanced Sub-Account                      (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-20.30%)     -20.30%     5/1/02

AIM Dent Demographic Sub-Account              (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-31.69%)     -31.69%     5/1/02

AIM Premier Equity Sub-Account                (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-28.69%)     -28.69%     5/1/02

American Century Income & Growth              (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-24.08%)     -24.08%     5/1/02
Sub-Account

American Century Ultra Sub-Account            (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-26.44%)     -26.44%     5/1/02

American Century Value Sub-Account            (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-20.24%)     -20.24%     5/1/02

Credit Suisse Global Post-Venture         (-39.52%)  -39.52%      (n/a)     n/a   (n/a)      n/a   (-37.41%)     -37.41%     8/1/00
Capital Sub-Account

Fidelity VIP Contrafund Service           (-17.27%)  -17.27%      (n/a)     n/a   (n/a)      n/a   (-12.25%)     -12.25%     2/1/00
Class 2 Sub-Account

Fidelity VIP Equity-Income Service        (-24.11%)  -24.11%      (n/a)     n/a   (n/a)      n/a    (-7.20%)      -7.20%     2/1/00
Class 2 Sub-Account

Fidelity VIP Mid Cap Service Class 2      (-17.65%)  -17.65%      (n/a)     n/a   (n/a)      n/a      (.23%)        .23%     2/1/00
Sub-Account

Franklin Large Cap Growth Sub-Account         (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-24.15%)     -24.15%     5/1/02

Franklin Small Cap Class 2 Sub-Account    (-34.56%)  -34.56%      (n/a)     n/a   (n/a)      n/a   (-28.46%)     -28.46%     8/1/00

Mutual Shares Sub-Account                     (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-21.84%)     -21.84%     5/1/02

Templeton Developing Markets               (-8.70%)   -8.70%   (-7.55%)  -7.55%   (n/a)      n/a   (-13.42%)     -13.42%    10/1/97
Securities Class 2 Sub-Account

Templeton Global Asset Allocation         (-12.54%)  -12.54%      (n/a)     n/a   (n/a)      n/a   (-10.70%)     -10.70%     8/1/00
Class 2 Sub-Account

Janus Aspen Balanced Sub-Account              (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-14.75%)     -14.75%     5/1/02

Janus Aspen Capital Appreciation          (-23.00%)  -23.00%      (n/a)     n/a   (n/a)      n/a   (-21.50%)     -21.50%     2/1/00
Service Shares Sub-Account

Janus Aspen International Growth          (-31.91%)  -31.91%      (n/a)     n/a   (n/a)      n/a   (-25.07%)     -25.07%     2/1/00
Service Shares Sub-Account

MFS Investors Growth Stock Sub-Account        (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-27.46%)     -27.46%     5/1/02

MFS Mid Cap Growth Sub-Account                (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-34.16%)     -34.16%     5/1/02

MFS New Discovery Sub-Account                 (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-30.76%)     -30.76%     5/1/02

MFS Value Sub-Account                         (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-22.98%)     -22.98%     5/1/02

Oppenheimer Capital Appreciation              (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-27.28%)     -27.28%     5/1/02
Sub-Account

Oppenheimer High Income Sub-Account           (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-12.53%)     -12.53%     5/1/02

Panorama International Growth                 (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-34.73%)     -34.73%     5/1/02
Sub-Account

Putnam Growth and Income Sub-Account          (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-24.57%)     -24.57%     5/1/02

Putnam International Equity                   (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-25.06%)     -25.06%     5/1/02
Sub-Account

Putnam New Opportunities Sub-Account          (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-29.55%)     -29.55%     5/1/02

Putnam New Value Sub-Account                  (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-22.92%)     -22.92%     5/1/02

Putnam Voyager Sub-Account                    (n/a)      n/a      (n/a)     n/a   (n/a)      n/a   (-27.67%)     -27.67%     5/1/02

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges or contract fees. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 2002, are shown in the table below. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges or contract fees, would have been had Minnesota Life not absorbed Fund expenses as described above.

                                                                                                            From            Date
                                             Year Ended          Five Years         Ten Years      Inception to 12/31/02     of
                                              12/31/02         Ended 12/31/02    Ended 12/31/02                           Inception
Growth Sub-Account                      (-26.48%)   -26.48%   (-7.11%)  -7.11%  (2.84%)    2.84%      (n/a)         n/a    12/3/85

Bond Sub-Account                          (8.97%)     8.97%    (4.85%)   4.85%  (5.31%)    5.31%      (n/a)         n/a    12/3/85

Money Market Sub-Account                  (-.13%)     -.13%    (2.67%)   2.67%  (2.80%)    2.80%      (n/a)         n/a    12/3/85

Asset Allocation Sub-Account            (-10.25%)   -10.25%   (-1.50%)  -1.50%  (4.27%)    4.27%      (n/a)         n/a    12/3/85

Mortgage Securities Sub-Account           (8.13%)     8.13%    (6.25%)   6.25%  (6.10%)    6.10%      (n/a)         n/a     6/1/87

Index 500 Sub-Account                   (-23.45%)   -23.45%   (-2.39%)  -2.39%  (7.29%)    7.29%      (n/a)         n/a     6/1/87

Capital Appreciation Sub-Account        (-32.49%)   -32.49%   (-7.23%)  -7.23%  (2.97%)    2.97%      (n/a)         n/a     6/1/87

International Stock Sub-Account         (-18.96%)   -18.96%   (-2.35%)  -2.35%  (6.19%)    6.19%      (n/a)         n/a     5/1/92

Small Company Growth Sub-Account        (-32.75%)   -32.75%   (-6.63%)  -6.63%    (n/a)      n/a    (2.38%)       2.38%     5/3/93

Maturing Government Bond 2006            (11.05%)    11.42%    (6.11%)   6.78%    (n/a)      n/a    (7.27%)       8.20%     5/2/94
Sub-Account

Maturing Government Bond 2010            (16.57%)    17.20%    (6.38%)   7.37%    (n/a)      n/a    (8.00%)       9.37%     5/2/94
Sub-Account

Value Stock Sub-Account                 (-16.50%)   -16.50%   (-6.63%)  -6.63%    (n/a)      n/a    (2.38%)       4.69%     5/2/94

Small Company Value  Sub-Account        (-21.17%)   -21.09%    (-.34%)   -.04%    (n/a)      n/a     (.04%)        .32%    10/1/97

International Bond Sub-Account           (16.30%)    16.30%    (3.31%)   3.31%    (n/a)      n/a    (3.09%)       3.09%    10/1/97

Index 400 Mid-Cap  Sub-Account          (-16.22%)   -16.22%    (4.24%)   4.24%    (n/a)      n/a    (3.73%)       3.98%    10/1/97

Core Equity Sub-Account                 (-29.36%)   -29.14%   (-5.74%)  -5.50%    (n/a)      n/a    (1.47%)       1.98%   10/15/97

Micro-Cap Growth Sub-Account            (-44.54%)   -44.43%     (.36%)    .75%    (n/a)      n/a   (-2.05%)      -2.03%    10/1/97

Real Estate Securities Sub-Account        (5.30%)     5.48%      (n/a)     n/a    (n/a)      n/a    (2.01%)       2.71%     5/1/98

AIM Aggressive Growth Sub-Account           (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-23.55%)     -23.55%     5/1/02

AIM Balanced Sub-Account                    (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-13.85%)     -13.85%     5/1/02

AIM Dent Demographic Sub-Account            (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-26.29%)     -26.29%     5/1/02

AIM Premier Equity Sub-Account              (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-23.01%)     -23.01%     5/1/02

American Century Income & Growth            (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-17.98%)     -17.98%     5/1/02
Sub-Account

American Century Ultra Sub-Account          (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-20.55%)     -20.55%     5/1/02

American Century Value Sub-Account          (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-13.78%)     -13.78%     5/1/02

Credit Suisse Global Post-Venture       (-35.07%)   -35.07%      (n/a)     n/a    (n/a)      n/a  (-35.84%)     -35.84%     8/1/00
Capital Sub-Account

Fidelity VIP Contrafund Service         (-10.86%)   -10.86%      (n/a)     n/a    (n/a)      n/a  (-10.46%)     -10.46%     2/1/00
Class 2 Sub-Account

Fidelity VIP Equity-Income Service      (-18.30%)   -18.30%      (n/a)     n/a    (n/a)      n/a   (-5.32%)      -5.32%     2/1/00
Class 2 Sub-Account

Fidelity VIP Mid Cap Service Class 2    (-11.28%)   -11.28%      (n/a)     n/a    (n/a)      n/a    (2.28%)       2.28%     2/1/00
Sub-Account

Franklin Large Cap Growth Sub-Account       (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-18.06%)     -18.06%     5/1/02

Franklin Small Cap Class 2 Sub-Account  (-29.68%)   -29.68%      (n/a)     n/a    (n/a)      n/a  (-26.63%)     -26.63%     8/1/00

Mutual Shares Sub-Account                   (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-15.53%)     -15.53%     5/1/02

Templeton Developing Markets             (-1.53%)    -1.53%   (-6.78%)  -6.78%    (n/a)      n/a  (-12.76%)     -12.76%    10/1/97
Securities Class 2 Sub-Account

Templeton Global Asset Allocation        (-5.72%)    -5.72%      (n/a)     n/a    (n/a)      n/a   (-8.32%)      -8.32%     8/1/00
Class 2 Sub-Account

Janus Aspen Balanced Sub-Account            (n/a)       n/a      (n/a)     n/a    (n/a)      n/a   (-7.78%)      -7.78%     5/1/02

Janus Aspen Capital Appreciation        (-17.10%)   -17.10%      (n/a)     n/a    (n/a)      n/a  (-19.91%)     -19.91%     2/1/00
Service Shares Sub-Account

Janus Aspen International Growth        (-26.79%)   -26.79%      (n/a)     n/a    (n/a)      n/a  (-23.59%)     -23.59%     2/1/00
Service Shares Sub-Account

MFS Investors Growth Stock Sub-Account      (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-21.67%)     -21.67%     5/1/02

MFS Mid Cap Growth Sub-Account              (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-28.99%)     -28.99%     5/1/02

MFS New Discovery Sub-Account               (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-25.27%)     -25.27%     5/1/02

MFS Value Sub-Account                       (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-16.77%)     -16.77%     5/1/02

Oppenheimer Capital Appreciation            (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-21.48%)     -21.48%     5/1/02
Sub-Account

Oppenheimer High Income Sub-Account         (n/a)       n/a      (n/a)     n/a    (n/a)      n/a   (-5.36%)      -5.36%     5/1/02

Panorama International Growth               (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-29.61%)     -29.61%     5/1/02
Sub-Account

Putnam Growth and Income Sub-Account        (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-18.51%)     -18.51%     5/1/02

Putnam International Equity                 (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-19.05%)     -19.05%     5/1/02
Sub-Account

Putnam New Opportunities Sub-Account        (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-23.95%)     -23.95%     5/1/02

Putnam New Value Sub-Account                (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-16.71%)     -16.71%     5/1/02

Putnam Voyager Sub-Account                  (n/a)       n/a      (n/a)     n/a    (n/a)      n/a  (-21.89%)     -21.89%     5/1/02

Current Yield Figures for Money Market Sub-Account

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 2002 were -0.55% and -0.55%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is the lesser of 2% of the accumulation value or $30. It is taken generally from contracts with values of less than $50,000).

Total Return Figures for All Sub-Accounts

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Variable Annuity Account's registration statement. Therefore, for periods prior to the date of that this Contract was available, the quotations will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first commenced operations (that is, the date the underlying fund became effective). Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges, or any applicable contract fees.

The cumulative total return figures published by the Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life's voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2002 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Life not absorbed Fund expenses as described.

Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding Fund Portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $45,000 is assumed and the deductions of annual contract fees equivalent to .08% of ending contract value are included in all surrender values. The average annual total return figures published by the Variable Annuity Account will reflect Minnesota Life's voluntary absorption of certain Fund expenses, described below. The figures in parentheses show what the average annual total returns would have been had Minnesota Life not absorbed Fund expenses as described.

                             CUMULATIVE TOTAL RETURN


                                                                                                      Date
                                                                             From                      of
                                                                     Inception to 12/31/02         Inception
                                                                  ---------------------------     ---------
Growth Sub-Account                                                   (160.28%)      162.27%        12/3/85

Bond Sub-Account                                                     (189.97%)      191.73%        12/3/85

Money Market Sub-Account                                              (77.86%)       81.24%        12/3/85

Asset Allocation Sub-Account                                         (188.53%)      189.14%        12/3/85

Mortgage Securities Sub-Account                                      (186.24%)      186.95%         6/1/87

Index 500 Sub-Account                                                (227.23%)      228.17%         6/1/87

Capital Appreciation Sub-Account                                     (146.71%)      148.90%         6/1/87

International Stock Sub-Account                                       (68.27%)       68.30%         5/1/92

Small Company Growth Sub-Account                                      (25.49%)       25.49%         5/3/93

Maturing Government Bond 2006 Sub-Account                             (89.80%)       97.99%         5/2/94

Maturing Government Bond 2010 Sub-Account                            (100.64%)      117.38%         5/2/94

Value Stock Sub-Account                                               (48.66%)       48.81%         5/2/94

Small Company Value Sub-Account                                        (1.69%)        1.72%        10/1/97

International Bond Sub-Account                                        (17.34%)       17.34%        10/1/97

Index 400 Mid-Cap Sub-Account                                         (22.43%)       22.72%        10/1/97

Core Equity Sub-Account                                              (-27.28%)      -26.51%       10/15/97

Micro-Cap Growth Sub-Account                                         (-10.33%)      -10.21%        10/1/97

Real Estate Securities Sub-Account                                    (12.83%)       13.28%         5/1/98

AIM Aggressive Growth Sub-Account                                    (-23.55%)      -23.55%         5/1/02

AIM Balanced Sub-Account                                             (-13.85%)      -13.85%         5/1/02

AIM Dent Demographic Sub-Account                                     (-26.29%)      -26.29%         5/1/02

AIM Premier Equity Sub-Account                                       (-23.01%)      -23.01%         5/1/02

American Century Income & Growth Sub-Account                         (-17.98%)      -17.98%         5/1/02

American Century Ultra Sub-Account                                   (-20.55%)      -20.55%         5/1/02

American Century Value Sub-Account                                   (-13.78%)      -13.78%         5/1/02

Credit Suisse Global Post-Venture Capital Sub-Account                (-63.84%)      -63.84%         8/1/00

Fidelity VIP Contrafund Service Class 2 Sub-Account                  (-27.54%)      -27.54%         2/1/00

Fidelity VIP Equity-Income Service Class 2 Sub-Account               (-14.74%)      -14.74%         2/1/00

Fidelity VIP Mid Cap Service Class 2 Sub-Account                       (6.78%)        6.78%         2/1/00

Franklin Large Cap Growth Sub-Account                                (-18.06%)      -18.06%         5/1/02

Franklin Small Cap Class 2 Sub-Account                               (-49.81%)      -49.81%         8/1/00

Mutual Shares Sub-Account                                            (-15.53%)      -15.53%         5/1/02

Templeton Developing Markets Securities Class 2 Sub-Account          (-51.17%)      -51.17%        10/1/97

Templeton Global Asset Allocation Class 2 Sub-Account                (-18.05%)      -18.05%         8/1/00

Janus Aspen Balanced Sub-Account                                      (-7.78%)       -7.78%         5/1/02

Janus Aspen Capital Appreciation Service Shares Sub-Account          (-47.66%)      -47.66%         2/1/00

Janus Aspen International Growth Service Shares Sub-Account          (-54.35%)      -54.35%         2/1/00

MFS Investors Growth Stock Sub-Account                               (-21.67%)      -21.67%         5/1/02

MFS Mid Cap Growth Sub-Account                                       (-28.99%)      -28.99%         5/1/02

MFS New Discovery Sub-Account                                        (-25.27%)      -25.27%         5/1/02

MFS Value Sub-Account                                                (-16.77%)      -16.77%         5/1/02

Oppenheimer Capital Appreciation Sub-Account                         (-21.48%)      -21.48%         5/1/02

Oppenheimer High Income Sub-Account                                   (-5.36%)       -5.36%         5/1/02

Panorama International Growth Sub-Account                            (-29.61%)      -29.61%         5/1/02

Putnam Growth and Income Sub-Account                                 (-18.51%)      -18.51%         5/1/02

Putnam International Equity Sub-Account                              (-19.05%)      -19.05%         5/1/02

Putnam New Opportunities Sub-Account                                 (-23.95%)      -23.95%         5/1/02

Putnam New Value Sub-Account                                         (-16.71%)      -16.71%         5/1/02

Putnam Voyager Sub-Account                                           (-21.89%)      -21.89%         5/1/02

Predictability of Return

Anticipated Value at Maturity. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

         (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

         (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

         (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

         (4)   Under normal conditions, maintaining a nominal cash balance;

         (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

         (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable Minnesota Life to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                                                2T
                              AVM = P(1 + AGR/2)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, Minnesota Life may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

Anticipated Growth Rate. Minnesota Life calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.

Minnesota Life expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different. The Maturing Government Bond portfolios are available only to Contracts issued prior to May 1, 2000.


                                    AUDITORS

The consolidated financial statements of Minnesota Life and the Variable Annuity Account included herein have been audited by KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2002 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.


                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Annuity Account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors of Minnesota Life Insurance Company and Contract
  Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, AIM Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2002, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2002, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, AIM Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Segregated Sub-Accounts of Variable Annuity Account at December 31, 2002, and the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota
March 7, 2003

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                      -----------------------------------------------------------
                                                                                                         MONEY          ASSET
                                                                         GROWTH           BOND           MARKET       ALLOCATION
                                                                      ------------     -----------     ----------     -----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 83,722,483 shares at net asset value of $1.17
       per share (cost $179,634,509)...............................   $ 97,971,489               -              -               -
   Bond Portfolio, 115,395,030 shares at net asset value of $1.30
       per share (cost $141,914,787)...............................              -     150,280,208              -               -
   Money Market Portfolio, 65,764,181 shares at net asset value of
       $1.00 per share (cost $65,764,181)..........................              -               -     65,764,181               -
   Asset Allocation Portfolio, 183,351,284 shares at net asset
       value of $1.32 per share (cost $329,815,383)................              -               -              -     242,627,878
   Mortgage Securities Portfolio, 128,637,884 shares at net asset
       value of $1.29 per share (cost $154,580,571)................              -               -              -               -
   Index 500 Portfolio, 71,736,022 shares at net asset value of
       $2.70 per share (cost $229,247,015).........................              -               -              -               -
   Capital Appreciation Portfolio, 76,482,717 shares at net asset
       value of $1.09 per share (cost $171,745,788)................              -               -              -               -
                                                                      ------------     -----------     ----------     -----------
                                                                        97,971,489     150,280,208     65,764,181     242,627,878

Receivable for investments sold ...................................         67,054          39,850        362,515          25,168
Receivable from Minnesota Life for contract purchase payments......         40,031          27,747        395,582          32,744
                                                                      ------------     -----------     ----------     -----------
               Total assets .......................................     98,078,574     150,347,805     66,522,278     242,685,790
                                                                      ------------     -----------     ----------     -----------

                           LIABILITIES

Payable for investments purchased .................................         40,031          27,747        395,582          32,744
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges......................         67,054          39,850        362,515          25,168
                                                                      ------------     -----------     ----------     -----------
               Total liabilities ..................................        107,085          67,597        758,097          57,912
                                                                      ------------     -----------     ----------     -----------
               Net assets applicable to annuity contract owners....   $ 97,971,489     150,280,208     65,764,181     242,627,878
                                                                      ============     ===========     ==========     ===========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)..   $ 83,090,774     112,400,625     44,099,953     216,069,815
Contracts in accumulation period (MultiOption Classic/Achiever)....      9,877,320      29,806,212     19,396,284      17,236,225
Contracts in accumulation period (MegAnnuity)......................      3,826,359       4,844,956      2,169,884       4,882,197
Contracts in annuity payment period (MultiOption Flex/Single/Select)
   (note 2)........................................................      1,031,726       1,545,364         70,163       4,024,709
Contracts in annuity payment period (MultiOption Classic/Achiever)
   (note 2)........................................................        103,830       1,653,050         27,897          83,526
Contracts in annuity payment period (Megannuity) (note 2)..........         41,480          30,001              -         331,406
Contracts in annuity payment period (Adjustable Income Annuity)
   (note 2)........................................................              -               -              -               -
                                                                      ------------     -----------     ----------     -----------
               Total contract owners' equity ......................   $ 97,971,489     150,280,208     65,764,181     242,627,878
                                                                      ============     ===========     ==========     ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT)...     29,733,041      37,230,407     23,520,577      71,248,366
                                                                      ============     ===========     ==========     ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)......     20,141,737      23,681,107     17,966,326      23,231,443
                                                                      ============     ===========     ==========     ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)........................      1,657,162       1,509,934      1,050,180       1,646,647
                                                                      ============     ===========     ==========     ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
   SELECT).........................................................   $       2.79            3.02           1.87            3.03
                                                                      ============     ===========     ==========     ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/
   ACHIEVER).......................................................   $       0.49            1.26           1.08            0.74
                                                                      ============     ===========     ==========     ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).................   $       2.31            3.21           2.07            2.96
                                                                      ============     ===========     ==========     ===========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                      -------------------------------------------
                                                                       MORTGAGE          INDEX         CAPITAL
                                                                      SECURITIES          500        APPRECIATION
                                                                      -----------     -----------    ------------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
   Growth Portfolio, 83,722,483 shares at net asset value of $1.17
       per share (cost $179,634,509)...............................             -               -              -
   Bond Portfolio, 115,395,030 shares at net asset value of $1.30
       per share (cost $141,914,787)...............................             -               -              -
   Money Market Portfolio, 65,764,181 shares at net asset value of
       $1.00 per share (cost $65,764,181)..........................             -               -              -
   Asset Allocation Portfolio, 183,351,284 shares at net asset
       value of $1.32 per share (cost $329,815,383)................             -               -              -
   Mortgage Securities Portfolio, 128,637,884 shares at net asset
       value of $1.29 per share (cost $154,580,571)................   165,669,052               -              -
   Index 500 Portfolio, 71,736,022 shares at net asset value of
       $2.70 per share (cost $229,247,015).........................             -     193,497,967              -
   Capital Appreciation Portfolio, 76,482,717 shares at net asset
       value of $1.09 per share (cost $171,745,788)................             -               -     83,670,177
                                                                      -----------     -----------     ----------
                                                                      165,669,052     193,497,967     83,670,177

Receivable for investments sold ...................................        49,763         101,741         59,424
Receivable from Minnesota Life for contract purchase payments......        90,649          59,156         39,774
                                                                      -----------     -----------     ----------
               Total assets .......................................   165,809,464     193,658,864     83,769,375
                                                                      -----------     -----------     ----------

                           LIABILITIES

Payable for investments purchased .................................        90,649          59,156         39,774
Payable to Minnesota Life for contract terminations, withdrawal
   payments and mortality and expense charges......................        49,763         101,741         59,424
                                                                      -----------     -----------     ----------
               Total liabilities ..................................       140,412         160,897         99,198
                                                                      -----------     -----------     ----------
               Net assets applicable to annuity contract owners....   165,669,052     193,497,967     83,670,177
                                                                      ===========     ===========     ==========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)..   116,758,597     135,482,226     74,842,874
Contracts in accumulation period (MultiOption Classic/Achiever)....    43,708,828      19,017,986      4,386,233
Contracts in accumulation period (MegAnnuity)......................     3,439,267       9,373,053      3,446,538
Contracts in annuity payment period (MultiOption Flex/Single/Select)
   (note 2)........................................................     1,439,026       2,318,150        889,276
Contracts in annuity payment period (MultiOption Classic/Achiever)
   (note 2)........................................................       290,953         386,338         74,152
Contracts in annuity payment period (Megannuity) (note 2)..........        32,381          34,140         31,104
Contracts in annuity payment period (Adjustable Income Annuity)
   (note 2)........................................................             -      26,886,074              -
                                                                      -----------     -----------     ----------
               Total contract owners' equity ......................   165,669,052     193,497,967     83,670,177
                                                                      ===========     ===========     ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT)...    39,498,771      39,859,218     29,108,694
                                                                      ===========     ===========     ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)......    33,981,412      29,546,722      7,763,658
                                                                      ===========     ===========     ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)........................       996,342       2,672,983      1,294,594
                                                                      ===========     ===========     ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
   SELECT).........................................................          2.96            3.40           2.57
                                                                      ===========     ===========     ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/
   ACHIEVER).......................................................          1.29            0.64           0.56
                                                                      ===========     ===========     ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).................          3.45            3.51           2.66
                                                                      ===========     ===========     ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------
                                                                                                         MATURING
                                                                                             SMALL      GOVERNMENT
                                                                           INTERNATIONAL    COMPANY        BOND
                                                                               STOCK         GROWTH        2002
                                                                           -------------   ----------   ----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 98,210,822 shares at net
    asset value of $1.10 per share (cost $148,247,466)...................  $ 107,934,334            -            -
  Small Company Growth Portfolio, 92,439,607 shares at net
    asset value of $0.66 per share (cost $116,167,579)...................              -   61,064,365            -
  Maturing Government Bond 2002 Portfolio, 0 shares at net
    asset value of $0.00 per share (cost $0).............................              -            -            -
  Maturing Government Bond 2006 Portfolio, 7,739,433 shares
    at net asset value of $1.38 per share (cost $9,446,348)..............              -            -            -
  Maturing Government Bond 2010 Portfolio, 6,201,117 shares
    at net asset value of $1.51 per share (cost $8,389,575)..............              -            -            -
  Value Stock Portfolio, 49,906,477 shares at net asset value
    of $1.25 per share (cost $80,140,424) ...............................              -            -            -
                                                                           -------------   ----------   ----------
                                                                             107,934,334   61,064,365            -

Receivable for investments sold..........................................         42,149       24,887            -
Receivable from Minnesota Life for contract purchase payments............         13,564       18,211            -
                                                                           -------------   ----------   ----------
          Total assets...................................................    107,990,047   61,107,463            -
                                                                           -------------   ----------   ----------

                           LIABILITIES

Payable for investments purchased........................................         13,564       18,211            -
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................         42,149       24,887            -
                                                                           -------------   ----------   ----------
          Total liabilities .............................................         55,713       43,098            -
                                                                           -------------   ----------   ----------
          Net assets applicable to annuity contract owners...............  $ 107,934,334   61,064,365            -
                                                                           =============   ==========   ==========

                    CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........  $  93,551,781   52,253,770            -
Contracts in accumulation period (MultiOption Classic/Achiever)..........      9,673,728    5,864,576            -
Contracts in accumulation period (MegAnnuity)............................      3,043,742    2,023,290            -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................      1,339,896      883,528            -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................        192,509       30,138            -
Contracts in annuity payment period (Megannuity) (note 2) ...............        132,678        9,063            -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................              -            -            -
                                                                           -------------   ----------   ----------
          Total contract owners' equity .................................  $ 107,934,334   61,064,365            -
                                                                           =============   ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........     54,695,784   41,052,342            -
                                                                           =============   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............     12,810,736    8,443,991            -
                                                                           =============   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................      1,611,358   1,459,7035            -
                                                                           =============   ==========   ==========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...  $        1.71         1.27            -
                                                                           =============   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....  $        0.76         0.69            -
                                                                           =============   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................  $        1.89         1.39            -
                                                                           =============   ==========   ==========

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                           ------------------------------------
                                                                            MATURING     MATURING
                                                                           GOVERNMENT   GOVERNMENT
                                                                              BOND         BOND        VALUE
                                                                              2006         2010        STOCK
                                                                           ----------   ----------   ----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  International Stock Portfolio, 98,210,822 shares at net
    asset value of $1.10 per share (cost $148,247,466)...................           -            -            -
  Small Company Growth Portfolio, 92,439,607 shares at net
    asset value of $0.66 per share (cost $116,167,579)...................           -            -            -
  Maturing Government Bond 2002 Portfolio, 0 shares at net
    asset value of $0.00 per share (cost $0).............................           -            -            -
  Maturing Government Bond 2006 Portfolio, 7,739,433 shares
    at net asset value of $1.38 per share (cost $9,446,348)..............  10,647,700            -            -
  Maturing Government Bond 2010 Portfolio, 6,201,117 shares
    at net asset value of $1.51 per share (cost $8,389,575)..............           -    9,354,207            -
  Value Stock Portfolio, 49,906,477 shares at net asset value
    of $1.25 per share (cost $80,140,424) ...............................           -            -   62,482,210
                                                                           ----------    ---------   ----------
                                                                           10,647,700    9,354,207   62,482,210

Receivable for investments sold..........................................         496          466       10,688
Receivable from Minnesota Life for contract purchase payments............          56          207        6,052
                                                                           ----------    ---------   ----------
          Total assets...................................................  10,648,252    9,354,880   62,498,950
                                                                           ----------    ---------   ----------

                           LIABILITIES

Payable for investments purchased........................................          56          207        6,052
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................         496          466       10,688
                                                                           ----------    ---------   ----------
          Total liabilities .............................................         552          673       16,740
                                                                           ----------    ---------   ----------
          Net assets applicable to annuity contract owners...............  10,647,700    9,354,207   62,482,210
                                                                           ==========    =========   ==========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........   9,036,930    8,004,384   54,762,514
Contracts in accumulation period (MultiOption Classic/Achiever)..........     462,447      873,418    5,238,190
Contracts in accumulation period (MegAnnuity)............................     795,174      150,032    1,545,507
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................     318,146      326,373      877,476
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................           -            -       47,168
Contracts in annuity payment period (Megannuity) (note 2) ...............      35,003            -       11,355
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................           -            -            -
                                                                           ----------    ---------   ----------
          Total contract owners' equity .................................  10,647,700    9,354,207   62,482,210
                                                                           ==========    =========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........   4,647,701    3,781,208   35,990,765
                                                                           ==========    =========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............     344,706      613,153    7,261,909
                                                                           ==========    =========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................     371,760       64,426      923,303
                                                                           ==========    =========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...        1.94         2.12         1.52
                                                                           ==========    =========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....        1.34         1.42         0.72
                                                                           ==========    =========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................        2.14         2.33         1.67
                                                                           ==========    =========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------
                                                                              SMALL
                                                                             COMPANY       GLOBAL      INDEX 400    MACRO-CAP
                                                                              VALUE         BOND        MID-CAP       VALUE
                                                                           ------------   ----------   ----------   ----------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 24,621,687 shares at net asset value of
    $1.02 per share (cost $28,604,409)...................................  $ 25,038,865            -            -            -
  Global Bond Portfolio, 42,028,861 shares at net asset value of $1.09
    per share (cost $41,389,040).........................................             -   45,640,738            -            -
  Index Mid-Cap 400 Portfolio, 18,553,990 shares at net asset value of
    $0.96 per share (cost $20,979,422)...................................             -            -   17,849,686            -
  Macro-Cap Value Portfolio, 16,745,857 shares at net asset value of
    $0.70 per share (cost $17,181,344)...................................             -            -            -   11,773,521
  Micro-Cap Growth Portfolio, 16,428,831 shares at net asset value of
    $0.87 per share (cost $28,659,346)...................................             -            -            -            -
  Real Estate Securities Portfolio, 25,409,064 shares at net asset value
    of $1.02 per share (cost $25,058,566)................................             -            -            -            -
Investments in shares of the AIM Variable Insurance Funds:
  Aggressive Growth Fund - Series II, 18,390 shares at net asset value of
    $8.35 per share (cost $155,381)......................................             -            -            -            -
  Balanced Fund - Series II, 19,952 shares at net asset value of $8.73
    per share (cost $179,471)............................................             -            -            -            -
                                                                           ------------   ----------   ----------   ----------
                                                                             25,038,865   45,640,738   17,849,686   11,773,521

Receivable for investments sold..........................................         3,461        6,970       20,814          171
Receivable from Minnesota Life for contract purchase payments............         1,287       91,499        4,521        3,251
                                                                           ------------   ----------   ----------   ----------

          Total assets...................................................    25,043,613   45,739,207   17,875,021   11,776,943
                                                                           ------------   ----------   ----------   ----------

                           LIABILITIES

Payable for investments purchased........................................         1,287       91,499        4,521        3,251
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................         3,461        6,970       20,814          171
                                                                           ------------   ----------   ----------   ----------
          Total liabilities..............................................         4,748       98,469       25,335        3,422
                                                                           ------------   ----------   ----------   ----------

          Net assets applicable to annuity contract owners...............  $ 25,038,865   45,640,738   17,849,686   11,773,521
                                                                           ============   ==========   ==========   ==========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........  $ 15,878,314   35,306,470   12,190,976    8,325,173
Contracts in accumulation period (MultiOption Classic/Achiever)..........     7,676,516    9,542,200    4,810,886    2,879,241
Contracts in accumulation period (MegAnnuity)............................       920,737      497,669      570,339      271,502
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................       297,097      203,448      204,754      149,113
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................       265,554       89,597       72,731      148,492
Contracts in annuity payment period (Megannuity) (note 2)................           647        1,354            -            -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................             -            -            -            -
                                                                           ------------   ----------   ----------   ----------
          Total contract owners' equity..................................  $ 25,038,865   45,640,738   17,849,686   11,773,521
                                                                           ============   ==========   ==========   ==========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........    15,362,697   29,880,550    9,829,862   11,273,121
                                                                           ============   ==========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............     6,806,593    8,519,304    4,713,421    4,695,797
                                                                           ============   ==========   ==========   ==========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................       856,647      400,367      439,481      344,497
                                                                           ============   ==========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...  $       1.03         1.18         1.24         0.74
                                                                           ============   ==========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....  $       1.13         1.12         1.02         0.61
                                                                           ============   ==========   ==========   ==========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................  $       1.07         1.24         1.30         0.79
                                                                           ============   ==========   ==========   ==========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                           -----------------------------------------------
                                                                                           REAL         AIM
                                                                           MICRO-CAP      ESTATE     AGGRESSIVE     AIM
                                                                            GROWTH      SECURITIES     GROWTH     BALANCED
                                                                           ----------   ----------   ----------   --------
                              ASSETS

Investments in shares of Advantus Series Fund, Inc.:
  Small Company Value Portfolio, 24,621,687 shares at net asset value of
    $1.02 per share (cost $28,604,409)...................................           -            -          -            -
  Global Bond Portfolio, 42,028,861 shares at net asset value of $1.09
    per share (cost $41,389,040).........................................           -            -          -            -
  Index Mid-Cap 400 Portfolio, 18,553,990 shares at net asset value of
    $0.96 per share (cost $20,979,422)...................................           -            -          -            -
  Macro-Cap Value Portfolio, 16,745,857 shares at net asset value of
    $0.70 per share (cost $17,181,344)...................................           -            -          -            -
  Micro-Cap Growth Portfolio, 16,428,831 shares at net asset value of
    $0.87 per share (cost $28,659,346)...................................  14,309,710            -          -            -
  Real Estate Securities Portfolio, 25,409,064 shares at net asset value
    of $1.02 per share (cost $25,058,566)................................           -   26,016,967          -            -
Investments in shares of the AIM Variable Insurance Funds:
  Aggressive Growth Fund - Series II, 18,390 shares at net asset value of
    $8.35 per share (cost $155,381)......................................           -            -    153,557            -
  Balanced Fund - Series II, 19,952 shares at net asset value of $8.73
    per share (cost $179,471)............................................           -            -          -      174,181
                                                                           ----------   ----------    -------      -------
                                                                           14,309,710   26,016,967    153,557      174,181

Receivable for investments sold..........................................       2,397        7,075          8           10
Receivable from Minnesota Life for contract purchase payments............       2,109       10,538         55            -
                                                                           ----------   ----------    -------      -------
          Total assets...................................................  14,314,216   26,034,580    153,620      174,191
                                                                           ----------   ----------    -------      -------
                           LIABILITIES

Payable for investments purchased........................................       2,109       10,538         55            -
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges.............................       2,397        7,075          8           10
                                                                           ----------   ----------    -------      -------
          Total liabilities..............................................       4,506       17,613         63           10
                                                                           ----------   ----------    -------      -------
          Net assets applicable to annuity contract owners...............  14,309,710   26,016,967    153,557      174,181
                                                                           ==========   ==========    =======      =======
                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select)........  10,882,835   17,463,736          -            -
Contracts in accumulation period (MultiOption Classic/Achiever)..........   2,955,003    7,493,057    153,557      174,181
Contracts in accumulation period (MegAnnuity)............................     333,236      803,242          -            -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)...............................................................      73,618      114,769          -            -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)...............................................................      65,018      140,809          -            -
Contracts in annuity payment period (Megannuity) (note 2)................           -        1,354          -            -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)...............................................................           -            -          -            -
                                                                           ----------   ----------    -------      -------
          Total contract owners' equity..................................  14,309,710   26,016,967    153,557      174,181
                                                                           ==========   ==========    =======      =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT).........  11,390,883   15,045,825          -            -
                                                                           ==========   ==========    =======      =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER)............   4,329,696    5,448,250    200,861      202,181
                                                                           ==========   ==========    =======      =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)..............................     359,196      666,006          -            -
                                                                           ==========   ==========    =======      =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...        0.96         1.16          -            -
                                                                           ==========   ==========    =======      =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER).....        0.68         1.38       0.76         0.86
                                                                           ==========   ==========    =======      =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY).......................        0.93         1.21          -            -
                                                                           ==========   ==========    =======      =======

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------------
                                                                                 AIM
                                                                                 DENT           AIM        AMERICAN       AMERICAN
                                                                              DEMOGRAPHIC     PREMIER   CENTURY INCOME    CENTURY
                                                                                TRENDS        EQUITY     AND GROWTH       ULTRA
                                                                              -----------     -------   --------------   ---------
                              ASSETS

Investment in shares of the AIM Variable Insurance Funds:
  Dent Demographic Trends - Series II Shares, 8,600 shares at net asset
    value of $3.78 per share (cost $37,767) ................................    $  32,506           -                -           -
  Premier Equity Fund - Series II Shares, 15,870 shares at net asset value
    of $16.17 per share (cost $265,349) ....................................            -     256,619                -           -
Investment in shares of the American Century Variable Portfolios, Inc.:
  Income & Growth Fund - Class II Shares, 43,173 shares at net asset value
    of $5.15 per share (cost $233,013) .....................................            -           -          222,342           -
  Ultra Fund - Class II Shares, 257,788 shares at net asset value of $7.34
    per share (cost $2,058,779) ............................................            -           -                -   1,892,164
  Value Fund - Class II Shares, 85,743 shares at net asset value of $6.11
    per share (cost $531,905) ..............................................            -           -                -           -
Investment in shares of the Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 100,008 shares at net asset value
    of $6.40 per share (cost $1,161,629) ...................................            -           -                -           -
Investment in shares of the Fidelity Variable Insurance Products Funds:
  Contrafund Portfolio - Service Class 2 Shares, 1,209,495 shares at net
    asset value of $17.95 per share (cost $26,307,882) .....................            -           -                -           -
                                                                              -----------     -------   --------------   ---------
                                                                                   32,506     256,619          222,342   1,892,164

Receivable for investments sold ............................................            2          14               12           -
Receivable from Minnesota Life for contract purchase payments ..............        2,350          28            1,194           -
                                                                              -----------     -------   --------------   ---------

      Total assets .........................................................       34,858     256,661          223,548   1,892,164
                                                                              -----------     -------   --------------   ---------
                           LIABILITIES

Payable for investments purchased ..........................................        2,350          28            1,194           -
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges ........................................            2          14               12           -
                                                                              -----------     -------   --------------   ---------
      Total liabilities ....................................................        2,352          42            1,206           -
                                                                              -----------     -------   --------------   ---------
      Net assets applicable to annuity contract owners......................  $    32,506     256,619          222,342   1,892,164
                                                                              ===========     =======   ==============   =========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........  $         -           -                -           -
Contracts in accumulation period (MultiOption Classic/Achiever) ............       32,506     256,619          222,342   1,405,133
Contracts in accumulation period (MegAnnuity) ..............................            -           -                -           -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) .................................................................            -           -                -           -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) .................................................................            -           -                -     487,031
Contracts in annuity payment period (Megannuity) (note 2) ..................            -           -                -           -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...            -           -                -           -
                                                                              -----------     -------   --------------   ---------
      Total contract owners' equity ........................................  $    32,506     256,619          222,342   1,892,164
                                                                              ===========     =======   ==============   =========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ...........            -           -                -           -
                                                                              ===========     =======   ==============   =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............       44,099     333,328          271,073   1,768,593
                                                                              ===========     =======   ==============   =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................            -           -                -           -
                                                                              ===========     =======   ==============   =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....  $         -           -                -           -
                                                                              ===========     =======   ==============   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......  $      0.74        0.77             0.82        0.79
                                                                              ===========     =======   ==============   =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................  $         -           -                -           -
                                                                              ===========     =======   ==============   =========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                              -----------------------------------------
                                                                                          CREDIT SUISSE
                                                                              AMERICAN        GLOBAL
                                                                              CENTURY      POST-VENTURE    FIDELITY VIP
                                                                               VALUE          CAPITAL       CONTRAFUND
                                                                              --------    -------------    ------------
                              ASSETS

Investment in shares of the AIM Variable Insurance Funds:
  Dent Demographic Trends - Series II Shares, 8,600 shares at net asset
    value of $3.78 per share (cost $37,767) ................................         -                -               -
  Premier Equity Fund - Series II Shares, 15,870 shares at net asset value
    of $16.17 per share (cost $265,349) ....................................         -                -               -
Investment in shares of the American Century Variable Portfolios, Inc.:
  Income & Growth Fund - Class II Shares, 43,173 shares at net asset value
    of $5.15 per share (cost $233,013) .....................................         -                -               -
  Ultra Fund - Class II Shares, 257,788 shares at net asset value of $7.34
    per share (cost $2,058,779) ............................................         -                -               -
  Value Fund - Class II Shares, 85,743 shares at net asset value of $6.11
    per share (cost $531,905) ..............................................   523,888                -               -
Investment in shares of the Credit Suisse Trust:
  Global Post-Venture Capital Portfolio, 100,008 shares at net asset value
    of $6.40 per share (cost $1,161,629) ...................................         -          640,052               -
Investment in shares of the Fidelity Variable Insurance Products Funds:
  Contrafund Portfolio - Service Class 2 Shares, 1,209,495 shares at net
    asset value of $17.95 per share (cost $26,307,882) .....................         -                -      21,710,439
                                                                              --------    -------------    ------------
                                                                               523,888          640,052      21,710,439

Receivable for investments sold ............................................         -              112           1,126
Receivable from Minnesota Life for contract purchase payments ..............         -                -          13,830
                                                                              --------    -------------    ------------

      Total assets .........................................................   523,888          640,164      21,725,395
                                                                              --------    -------------    ------------

                           LIABILITIES

Payable for investments purchased ..........................................         -                -          13,830
Payable to Minnesota Life for contract terminations, withdrawal payments
  and mortality and expense charges ........................................         -              112           1,126
                                                                              --------    -------------    ------------
      Total liabilities ....................................................         -              112          14,956
                                                                              --------    -------------    ------------
      Net assets applicable to annuity contract owners......................   523,888          640,052      21,710,439
                                                                              ========    =============    ============

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ..........         -          185,173      10,453,281
Contracts in accumulation period (MultiOption Classic/Achiever) ............   523,888          452,360      10,790,157
Contracts in accumulation period (MegAnnuity) ..............................         -            2,519         279,938
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) .................................................................         -                -         123,740
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) .................................................................         -                -          63,323
Contracts in annuity payment period (Megannuity) (note 2) ..................         -                -               -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) ...         -                -               -
                                                                              --------    -------------    ------------
      Total contract owners' equity ........................................   523,888          640,052      21,710,439
                                                                              ========    =============    ============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) ...........         -          539,460      14,411,699
                                                                              ========    =============    ============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ..............   607,599        1,322,691      14,941,588
                                                                              ========    =============    ============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ................................         -            7,145         373,678
                                                                              ========    =============    ============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) .....         -             0.34            0.73
                                                                              ========    =============    ============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .......      0.86             0.34            0.72
                                                                              ========    =============    ============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .........................         -             0.35            0.75
                                                                              ========    =============    ============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                             ------------------------------------------------------
                                                                                                          FRANKLIN
                                                                               FIDELITY       FIDELITY    LARGE CAP
                                                                                  VIP           VIP         GROWTH      FRANKLIN
                                                                             EQUITY-INCOME    MID CAP     SECURITIES    SMALL CAP
                                                                             -------------   ----------   ----------    ---------
                              ASSETS

Investments in shares of the Fidelity Variable Insurance Products Funds:
  Equity-Income Portfolio - Service Class 2 Shares, 1,512,189 shares
    at net asset value of $18.00 per share (cost $32,330,400) ...........    $  27,219,399            -            -            -
  Mid Cap Portfolio - Service Class 2 Shares, 1,191,845 shares at net
    asset value of $17.39 per share (cost $22,235,683) ..................                -   20,726,186            -            -
Investments in shares of the Franklin Templeton Variable Insurance
  Products Trust:
  Large Cap Growth Securities Fund - Class 2 Shares, 18,201 shares at
    net asset value of $11.00 per share (cost $211,536) .................                -            -      200,208            -
  Small Cap Fund - Class 2 Shares, 598,177 shares at net asset value
    of $12.70 per share (cost $10,115,566) ..............................                -            -            -    7,596,845
  Mutual Shares Securities Fund - Class 2 Shares, 47,116 shares at net
    asset value of $12.02 per share (cost $584,096) .....................                -            -            -            -
  Developing Mkts Securities Fund - Class 2 Shares, 1,630,981 shares
    at net asset value of $4.69 per share (cost $9,662,148) .............                -            -            -            -
  Global Asset Allocation Fund - Class 2 Shares, 248,979 shares at net
    asset value of $14.49 per share (cost $3,897,016) ...................                -            -            -            -
                                                                             -------------   ----------   ----------    ---------
                                                                                27,219,399   20,726,186      200,208    7,596,845

Receivable for investments sold .........................................            9,060        8,684           11       17,524
Receivable from Minnesota Life for contract purchase payments ...........           48,897       98,494           19       35,782
                                                                             -------------   ----------   ----------    ---------
      Total assets ......................................................       27,277,356   20,833,364      200,238    7,650,151
                                                                             -------------   ----------   ----------    ---------
                           LIABILITIES

Payable for investments purchased .......................................           48,897       98,494           19       35,782
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges ............................            9,060        8,684           11       17,524
                                                                             -------------   ----------   ----------    ---------
      Total liabilities .................................................           57,957      107,178           30       53,306
                                                                             -------------   ----------   ----------    ---------
      Net assets applicable to annuity contract owners ..................    $  27,219,399   20,726,186      200,208    7,596,845
                                                                             =============   ==========   ==========    =========
                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) .......    $  13,131,678   10,782,492            -    3,107,118
Contracts in accumulation period (MultiOption Classic/Achiever) .........       13,040,432    9,131,536      200,208    4,243,551
Contracts in accumulation period (MegAnnuity) ...........................          306,516      495,474            -      190,679
Contracts in annuity payment period (MultiOption Flex/Single/Select)
 (note 2) ...............................................................          104,932       61,395            -       40,247
Contracts in annuity payment period (MultiOption Classic/Achiever)
 (note 2) ...............................................................          633,900      254,628            -       14,601
Contracts in annuity payment period (Megannuity) (note 2) ...............            1,941          661            -          649
Contracts in annuity payment period (Adjustable Income Annuity)
 (note 2) ...............................................................                -            -            -            -
                                                                             -------------   ----------   ----------    ---------
      Total contract owners' equity......................................    $  27,219,399   20,726,186      200,208    7,596,845
                                                                             =============   ==========   ==========    =========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........       15,262,258   10,290,367            -    6,545,819
                                                                             =============   ==========   ==========    =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........       15,223,284    8,753,213      244,326    8,972,535
                                                                             =============   ==========   ==========    =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................          344,939      457,848            -      391,060
                                                                             =============   ==========   ==========    =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...    $        0.86         1.05            -         0.47
                                                                             =============   ==========   ==========    =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....    $        0.86         1.04         0.82         0.47
                                                                             =============   ==========   ==========    =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................    $        0.89         1.08            -         0.49
                                                                             =============   ==========   ==========    =========

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                              --------------------------------------------
                                                                                                TEMPLETON
                                                                                FRANKLIN        DEVELOPING     TEMPLETON
                                                                              MUTUAL SHARES       MARKETS     GLOBAL ASSET
                                                                               SECURITIES       SECURITIES    ALLOCATION(c)
                                                                              -------------    -------------  -------------
                              ASSETS

Investments in shares of the Fidelity Variable Insurance Products Funds:
  Equity-Income Portfolio - Service Class 2 Shares, 1,512,189 shares
    at net asset value of $18.00 per share (cost $32,330,400) ...........                 -                -              -
  Mid Cap Portfolio - Service Class 2 Shares, 1,191,845 shares at net
    asset value of $17.39 per share (cost $22,235,683) ..................                 -                -              -
Investments in shares of the Franklin Templeton Variable Insurance
  Products Trust:
  Large Cap Growth Securities Fund - Class 2 Shares, 18,201 shares at
    net asset value of $11.00 per share (cost $211,536) .................                 -                -              -
  Small Cap Fund - Class 2 Shares, 598,177 shares at net asset value
    of $12.70 per share (cost $10,115,566) ..............................                 -                -              -
  Mutual Shares Securities Fund - Class 2 Shares, 47,116 shares at net
    asset value of $12.02 per share (cost $584,096) .....................           566,331                -              -
  Developing Mkts Securities Fund - Class 2 Shares, 1,630,981 shares
    at net asset value of $4.69 per share (cost $9,662,148) .............                 -        7,649,303              -
  Global Asset Allocation Fund - Class 2 Shares, 248,979 shares at net
    asset value of $14.49 per share (cost $3,897,016) ...................                 -                -      3,607,709
                                                                              -------------    -------------  -------------
                                                                                    566,331        7,649,303      3,607,709

Receivable for investments sold .........................................                31            1,679         20,304
Receivable from Minnesota Life for contract purchase payments ...........             6,120            2,544             93
                                                                              -------------    -------------  -------------
      Total assets ......................................................           572,482        7,653,526      3,628,106
                                                                              -------------    -------------  -------------
                           LIABILITIES

Payable for investments purchased .......................................             6,120            2,544             93
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges ............................                31            1,679         20,304
                                                                              -------------    -------------  -------------
      Total liabilities .................................................             6,151            4,223         20,397
                                                                              -------------    -------------  -------------
      Net assets applicable to annuity contract owners ..................           566,331        7,649,303      3,607,709
                                                                              =============    =============  =============
                  CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) .......                 -        4,795,000      1,702,353
Contracts in accumulation period (MultiOption Classic/Achiever) .........           566,331        2,417,171      1,820,738
Contracts in accumulation period (MegAnnuity) ...........................                 -          214,527         64,425
Contracts in annuity payment period (MultiOption Flex/Single/Select)
 (note 2) ...............................................................                 -          187,109              -
Contracts in annuity payment period (MultiOption Classic/Achiever)
 (note 2) ...............................................................                 -           35,496         20,193
Contracts in annuity payment period (Megannuity) (note 2) ...............                 -                -              -
Contracts in annuity payment period (Adjustable Income Annuity)
 (note 2) ...............................................................                 -                -              -
                                                                              -------------    -------------  -------------
      Total contract owners' equity......................................           566,331        7,649,303      3,607,709
                                                                              =============    =============  =============

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/SELECT) .........                 -        9,742,944      2,092,587
                                                                              =============    =============  =============
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ...........           670,423        3,367,040      2,246,352
                                                                              =============    =============  =============
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) .............................                 -          409,691         77,098
                                                                              =============    =============  =============

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT)...                 -             0.49           0.81
                                                                              =============    =============  =============
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) ....              0.84             0.72           0.81
                                                                              =============    =============  =============
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ......................                 -             0.52           0.84
                                                                              =============    =============  =============

(c) Formerly the Templeton Asset Strategy Fund. Effective May 1, 2002 the fund changed it's name to the Templeton Global Asset Allocation Fund.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                        ---------------------------------------------------------
                                                                           JANUS         JANUS           JANUS           MFS
                                                                           ASPEN     ASPEN CAPITAL   INTERNATIONAL    INVESTORS
                                                                         BALANCED    APPRECIATION       GROWTH       GROWTH STOCK
                                                                        ----------   -------------   -------------   ------------
                               ASSETS

Investments in shares of the Janus Aspen Series:
  Balanced Portfolio - Service Shares, 29,830 shares at net asset
    value of $21.32 per share (cost $649,461).........................  $  635,967             -               -               -
  Capital Appreciation Portfolio - Service Shares, 1,037,004 shares
    at net asset value of $17.24 per share (cost $29,847,246).........           -    17,877,948               -               -
  International Growth Portfolio - Service Shares, 779,094 shares at
    net asset value of $17.18 per share (cost $25,194,903)............           -             -      13,384,834               -
Investments in shares of the MFS Variable Insurance Trust:
  Investors Growth Stock Series - Service Shares, 28,535 shares at
    net asset value of $6.99 per share (cost $213,139)................           -             -               -         199,463
  Mid Cap Growth Series - Service Shares, 21,065 shares at net asset
    value of $4.48 per share (cost $98,854)...........................           -             -               -               -
  New Discovery Series - Service Shares, 88,537 shares at net asset
    value of $10.38 per share (cost $997,389) ........................           -             -               -               -
  Value Series - Service Shares, 82,296 shares at net asset value of
    $8.62 per share (cost $715,899) ..................................           -             -               -               -
                                                                        ----------    ----------      ----------        --------
                                                                           635,967    17,877,948      13,384,834         199,463

Receivable for investments sold ......................................          35         8,104           6,763              11
Receivable from Minnesota Life for contract purchase payments ........       4,667         6,316           9,251              24
                                                                        ----------    ----------      ----------        --------
       Total assets ..................................................     640,669    17,892,368      13,400,848         199,498
                                                                        ----------    ----------      ----------        --------

                            LIABILITIES

Payable for investments purchased ....................................       4,667         6,316           9,251              24
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges .........................          35         8,104           6,763              11
                                                                        ----------    ----------      ----------        --------
       Total liabilities .............................................       4,702        14,420          16,014              35
                                                                        ----------    ----------      ----------        --------
       Net assets applicable to annuity contract owners ..............  $  635,967    17,877,948      13,384,834         199,463
                                                                        ==========    ==========      ==========        ========

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ....  $        -     9,339,697       6,982,388               -
Contracts in accumulation period (MultiOption Classic/Achiever) ......     635,967     8,105,956       6,037,029         199,463
Contracts in accumulation period (MegAnnuity) ........................           -       332,804         277,238               -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) ...........................................................           -        31,959          22,424               -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) ...........................................................           -        66,304          64,468               -
Contracts in annuity payment period (Megannuity) (note 2) ............           -         1,228           1,287               -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2) ...........................................................           -             -               -               -
                                                                        ==========    ==========      ==========        ========
       Total contract owners' equity .................................  $  635,967    17,877,948      13,384,834         199,463
                                                                        ==========    ==========      ==========        ========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .....           -    18,051,004      15,315,676               -
                                                                        ==========    ==========      ==========        ========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ........     689,640    16,035,369      13,300,761         254,637
                                                                        ==========    ==========      ==========        ========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)                                      -       622,761         588,793               -
                                                                        ==========    ==========      ==========        ========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
  SELECT).............................................................  $        -          0.52            0.46               -
                                                                        ==========    ==========      ==========        ========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER)..  $     0.92          0.51            0.45            0.78
                                                                        ==========    ==========      ==========        ========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...................  $        -          0.53            0.47               -
                                                                        ==========    ==========      ==========        ========

See accompanying notes to financial statements.

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------
                                                                             MFS          MFS
                                                                           MID CAP        NEW        MFS
                                                                           GROWTH      DISCOVERY    VALUE
                                                                           --------    ---------   -------
                               ASSETS

Investments in shares of the Janus Aspen Series:
  Balanced Portfolio - Service Shares, 29,830 shares at net asset
    value of $21.32 per share (cost $649,461).........................           -             -         -
  Capital Appreciation Portfolio - Service Shares, 1,037,004 shares
    at net asset value of $17.24 per share (cost $29,847,246).........           -             -         -
  International Growth Portfolio - Service Shares, 779,094 shares at
    net asset value of $17.18 per share (cost $25,194,903)............           -             -         -
Investments in shares of the MFS Variable Insurance Trust:
  Investors Growth Stock Series - Service Shares, 28,535 shares at
    net asset value of $6.99 per share (cost $213,139)................           -             -         -
  Mid Cap Growth Series - Service Shares, 21,065 shares at net asset
    value of $4.48 per share (cost $98,854)...........................      94,371             -         -
  New Discovery Series - Service Shares, 88,537 shares at net asset
    value of $10.38 per share (cost $997,389).........................           -       919,016         -
  Value Series - Service Shares, 82,296 shares at net asset value of
    $8.62 per share (cost $715,899)...................................           -             -   709,389
                                                                        ----------      --------   -------
                                                                            94,371       919,016   709,389

Receivable for investments sold ......................................           5            50     1,071
Receivable from Minnesota Life for contract purchase payments ........          12         3,005        39
                                                                        ----------      --------   -------
       Total assets ..................................................      94,388       922,071   710,499
                                                                        ----------      --------   -------

                            LIABILITIES

Payable for investments purchased ....................................          12         3,005        39
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges .........................           5            50     1,071
                                                                        ----------      --------   -------
       Total liabilities .............................................          17         3,055     1,110
                                                                        ----------      --------   -------
       Net assets applicable to annuity contract owners ..............      94,371       919,016   709,389
                                                                        ==========      ========   =======

                     CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ....           -             -         -
Contracts in accumulation period (MultiOption Classic/Achiever) ......      94,371       802,180   709,389
Contracts in accumulation period (MegAnnuity) ........................           -             -         -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2) ...........................................................           -             -         -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2) ...........................................................           -       116,836         -
Contracts in annuity payment period (Megannuity) (note 2) ............           -             -         -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2) ...........................................................           -             -         -
                                                                        ----------      --------   -------

       Total contract owners' equity .................................      94,371       919,016   709,389
                                                                        ==========      ========   =======

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .....           -                       -
                                                                        ==========      ========   =======
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ........     132,901     1,073,449   852,323
                                                                        ==========      ========   =======
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..........................           -             -         -
                                                                        ==========      ========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
   SELECT)............................................................           -             -         -
                                                                        ==========      ========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER)..        0.71          0.75      0.83
                                                                        ==========      ========   =======
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) ...................           -             -         -
                                                                        ==========      ========   =======

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2002

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------------------
                                                                               OPPENHEIMER  OPPENHEIMER    OPPENHEIMER    PUTNAM VT
                                                                                 CAPITAL       HIGH       INTERNATIONAL   GROWTH AND
                                                                              APPRECIATION    INCOME         GROWTH         INCOME
                                                                              ------------  -----------   -------------   ----------
                               ASSETS

Investments in shares of the Oppenheimer Variable Account Funds:
  Capital Appreciation Fund - Service Shares, 26,354 shares at net asset
    value of $27.43 per share (cost $711,054) ............................      $ 722,898            -              -             -
  High Income Fund - Service Shares, 133,445 shares at net asset value
    of $7.50 per share (cost $996,614) ...................................              -    1,000,841              -             -
Investments in shares of the Panorama Series Fund, Inc.:
  International Growth Fund - Service Shares, 280,759 shares at net asset
    value of $0.82 per share (cost $254,926) .............................              -            -        230,222             -
Investments in shares of the Putnam Variable Trust:
  Growth and Income Fund - Class IB Shares, 12,979 shares at net asset
    value of $18.64 per share (cost $242,568) ............................              -            -              -       241,935
  International Growth Fund - Class IB Shares, 128,962 shares at net
    asset value of $10.10 per share (cost $1,361,258) ....................              -            -              -             -
  New Opportunities Fund - Class IB Shares, 5,876 shares at net asset
    value of $11.50 per share (cost $69,997) .............................              -            -              -             -
  New Value Fund - Class IB Shares, 12,538 shares at net asset value
    of $10.93 per share (cost $144,932) ..................................              -            -              -             -
                                                                                ---------   ----------    -----------     ---------
                                                                                  722,898    1,000,841        230,222       241,935

Receivable for investments sold ..........................................             38           55             12            13
Receivable from Minnesota Life for contract purchase payments ............              -        9,981             45            49
                                                                                ---------   ----------    -----------     ---------
         Total assets ....................................................        722,936    1,010,877        230,279       241,997
                                                                                ---------   ----------    -----------     ---------
                            LIABILITIES

Payable for investments purchased ........................................              -        9,981             45            49
Payable to Minnesota Life for contract terminations, withdrawal payments
    and mortality and expense charges ....................................             38           55             12            13
                                                                                ---------   ----------    -----------     ---------
         Total liabilities ...............................................             38       10,036             57            62
                                                                                ---------   ----------    -----------     ---------
         Net assets applicable to annuity contract owners ................      $ 722,898    1,000,841        230,222       241,935
                                                                                =========   ==========    ===========     =========
                      CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ........      $       -            -              -             -
Contracts in accumulation period (MultiOption Classic/Achiever) ..........        722,898      639,559        230,222       241,935
Contracts in accumulation period (MegAnnuity)                                           -            -              -             -
Contracts in annuity payment period (MultiOption
  Flex/Single/Select) (note 2) ...........................................              -            -              -             -
Contracts in annuity payment period (MultiOption
  Classic/Achiever) (note 2) .............................................              -      361,282              -             -
Contracts in annuity payment period (Megannuity) (note 2) ................              -            -              -             -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2) .              -            -              -             -
                                                                                ---------   ----------    -----------     ---------
         Total contract owners' equity ...................................      $ 722,898    1,000,841        230,222       241,935
                                                                                =========   ==========    ===========     =========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .........              -            -              -             -
                                                                                =========   ==========    ===========     =========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ............        890,405      674,348        323,095       296,889
                                                                                =========   ==========    ===========     =========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..............................              -            -              -             -
                                                                                =========   ==========    ===========     =========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ...      $       -            -              -             -
                                                                                =========   ==========    ===========     =========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .....      $    0.81         0.95           0.71          0.81
                                                                                =========   ==========    ===========     =========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .......................      $       -            -              -             -
                                                                                =========   ==========    ===========     =========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                  -----------------------------------------
                                                                                    PUTNAM VT      PUTNAM VT      PUTNAM VT
                                                                                  INTERNATIONAL       NEW            NEW
                                                                                     GROWTH       OPPORTUNITIES     VALUE
                                                                                  -------------   -------------   ---------
                               ASSETS

Investments in shares of the Oppenheimer Variable Account Funds:
  Capital Appreciation Fund - Service Shares, 26,354 shares at net asset
    value of $27.43 per share (cost $711,054) ............................                 -               -             -
  High Income Fund - Service Shares, 133,445 shares at net asset value
    of $7.50 per share (cost $996,614) ...................................                 -               -             -
Investments in shares of the Panorama Series Fund, Inc.:
  International Growth Fund - Service Shares, 280,759 shares at net asset
    value of $0.82 per share (cost $254,926) .............................                 -               -             -
Investments in shares of the Putnam Variable Trust:
  Growth and Income Fund - Class IB Shares, 12,979 shares at net asset
    value of $18.64 per share (cost $242,568) ............................                 -               -             -
  International Growth Fund - Class IB Shares, 128,962 shares at net
    asset value of $10.10 per share (cost $1,361,258) ....................         1,302,512               -             -
  New Opportunities Fund - Class IB Shares, 5,876 shares at net asset
    value of $11.50 per share (cost $69,997) .............................                 -          67,578             -
  New Value Fund - Class IB Shares, 12,538 shares at net asset value
    of $10.93 per share (cost $144,932) ..................................                 -               -       137,040
                                                                                  ----------     -----------      --------
                                                                                   1,302,512          67,578       137,040

Receivable for investments sold ..........................................                72               4             7
Receivable from Minnesota Life for contract purchase payments ............             6,649               -            29
                                                                                  ----------     -----------      --------
         Total assets ....................................................         1,309,233          67,582       137,076
                                                                                  ----------     -----------      --------
                            LIABILITIES

Payable for investments purchased ........................................             6,649               -            29
Payable to Minnesota Life for contract terminations, withdrawal payments
    and mortality and expense charges ....................................                72               4             7
                                                                                  ----------     -----------      --------
         Total liabilities ...............................................             6,721               4            36
                                                                                  ----------     -----------      --------
         Net assets applicable to annuity contract owners ................         1,302,512          67,578       137,040
                                                                                  ==========     ===========      ========
                      CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select) ........                 -               -             -
Contracts in accumulation period (MultiOption Classic/Achiever) ..........         1,147,918          67,578       137,040
Contracts in accumulation period (MegAnnuity)                                              -               -             -
Contracts in annuity payment period (MultiOption
  Flex/Single/Select) (note 2) ...........................................                 -               -             -
Contracts in annuity payment period (MultiOption
  Classic/Achiever) (note 2) .............................................           154,594               -             -
Contracts in annuity payment period (Megannuity) (note 2) ................                 -               -             -
Contracts in annuity payment period (Adjustable Income Annuity) (note 2...                 -               -             -
                                                                                  ----------     -----------      --------
         Total contract owners' equity ...................................         1,302,512          67,578       137,040
                                                                                  ==========     ===========      ========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT) .........                 -               -             -
                                                                                  ==========     ===========      ========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER) ............         1,418,042          88,859       164,533
                                                                                  ==========     ===========      ========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY) ..............................                 -               -             -
                                                                                  ==========     ===========      ========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/SELECT) ...                 -               -             -
                                                                                  ==========     ===========      ========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER) .....              0.81            0.76          0.83
                                                                                  ==========     ===========      ========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY) .......................                 -               -             -
                                                                                  ==========     ===========      ========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                         -----------------------------------------------------
                                                                           PUTNAM
                                                                             VT
                                                                           VOYAGER
                                                                         -----------
                               ASSETS

Investment in shares of the Putnam Variable Trust:
  Voyager Fund - Class IB Shares, 8,533 shares at net asset value of
    $20.87 per share (cost $188,838)..................................   $   178,094
                                                                         -----------

                                                                             178,094

Receivable for investments sold.......................................            10
Receivable from Minnesota Life for contract purchase payments.........            19
                                                                         -----------

      Total assets....................................................       178,123
                                                                         -----------

                            LIABILITIES

Payable for investments purchased.....................................            19
Payable to Minnesota Life for contract terminations, withdrawal
  payments and mortality and expense charges..........................            10
                                                                         -----------
      Total liabilities...............................................            29
                                                                         -----------
      Net assets applicable to annuity contract owners................   $   178,094
                                                                         ===========

                      CONTRACT OWNERS' EQUITY

Contracts in accumulation period (MultiOption Flex/Single/Select).....   $         -
Contracts in accumulation period (MultiOption Classic/Achiever).......       178,094
Contracts in accumulation period (MegAnnuity).........................             -
Contracts in annuity payment period (MultiOption Flex/Single/Select)
  (note 2)............................................................             -
Contracts in annuity payment period (MultiOption Classic/Achiever)
  (note 2)............................................................             -
Contracts in annuity payment period (Megannuity) (note 2).............             -
Contracts in annuity payment period (Adjustable Income Annuity)
  (note 2)............................................................             -
                                                                         -----------
      Total contract owners' equity...................................   $   178,094
                                                                         ===========

ACCUMULATION UNITS OUTSTANDING (MULTIOPTION FLEX/SINGLE/ SELECT)......             -
                                                                         ===========
ACCUMULATION UNITS OUTSTANDING (MULTIOPTION CLASSIC/ACHIEVER).........       228,014
                                                                         ===========
ACCUMULATION UNITS OUTSTANDING (MEGANNUITY)...........................             -
                                                                         ===========

NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION FLEX/SINGLE/
  SELECT).............................................................   $         -
                                                                         ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MULTIOPTION CLASSIC/ACHIEVER)..   $      0.78
                                                                         ===========
NET ASSET VALUE PER ACCUMULATION UNIT (MEGANNUITY)....................   $         -
                                                                         ===========

See accompanying notes to financial statements.

                           VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------------------------
                                                                                                         MONEY          ASSET
                                                                         GROWTH           BOND          MARKET       ALLOCATION
                                                                     -------------    -----------    -----------    ------------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund  ..................................................  $           -              -        862,013               -
  Mortality and expense charges (MultiOption
    Flex/Single/Select) (note 3) ..................................     (1,363,174)    (1,409,129)      (578,196)     (3,271,353)
  Mortality and expense charges (MultiOption
    Classic/Achiever) (note 3) ....................................       (138,533)      (309,059)      (238,422)       (235,715)
  Administrative charges(MultiOption Classic/Achiever) (note 3)....        (16,617)       (37,071)       (28,598)        (28,273)
  Administrative charges (MegAnnuity) (note 3).....................         (7,192)        (7,145)        (3,283)         (8,372)
  Mortality and expense charges (Adjustable Income Annuity)
    (note 3) ......................................................              -              -              -               -
  Administrative charges (Adjustable Income Annuity) (note 3)......              -              -              -               -
                                                                     -------------     ----------     ----------     -----------
    Investment income (loss) - net ................................     (1,525,516)    (1,762,404)        13,514      (3,543,713)
                                                                     -------------     ----------     ----------     -----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .........              -              -              -               -
                                                                     -------------     ----------     ----------     -----------
  Realized gains (losses) on sales of investments:
     Proceeds from sales ..........................................     33,443,919     32,516,909     72,555,492      76,532,978
     Cost of investments sold .....................................    (55,602,327)   (32,311,143)   (72,555,492)   (101,340,593)
                                                                     -------------     ----------     ----------     -----------
                                                                       (22,158,408)       205,766              -     (24,807,615)
                                                                     -------------     ----------     ----------     -----------
     Net realized gains (losses) on investments ...................    (22,158,408)       205,766              -     (24,807,615)
                                                                     -------------     ----------     ----------     -----------
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (16,216,894)    14,006,678              -      (3,425,445)
                                                                     -------------     ----------     ----------     -----------
     Net gains (losses) on investments ............................    (38,375,302)    14,212,444              -     (28,233,060)
                                                                     -------------     ----------     ----------     -----------
Net increase (decrease) in net assets resulting from operations ...  $ (39,900,818)    12,450,040         13,514     (31,776,773)
                                                                     =============     ==========     ==========     ===========

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                      ----------------------------------------------
                                                                        MORTGAGE          INDEX           CAPITAL
                                                                       SECURITIES          500          APPRECIATION
                                                                      -----------      -----------      ------------
Investment income (loss):
  Investment income distributions from underlying
    mutual fund  ..................................................        93,373                -                -
  Mortality and expense charges (MultiOption
    Flex/Single/Select) (note 3) ..................................    (1,412,310)      (2,177,946)      (1,262,620)
  Mortality and expense charges (MultiOption
    Classic/Achiever) (note 3) ....................................      (448,623)        (264,274)         (66,216)
  Administrative charges(MultiOption Classic/Achiever) (note 3)....       (53,811)         (31,699)          (7,942)
  Administrative charges (MegAnnuity) (note 3).....................        (4,636)         (15,925)          (6,653)
  Mortality and expense charges (Adjustable Income Annuity)
    (note 3) ......................................................             -         (214,253)               -
  Administrative charges (Adjustable Income Annuity) (note 3)......             -          (40,174)               -
                                                                       ----------       ----------       ----------
    Investment income (loss) - net ................................    (1,826,007)      (2,744,271)      (1,343,431)
                                                                       ----------       ----------       ----------
Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .........             -                -                -
                                                                       ----------       ----------       ----------
  Realized gains (losses) on sales of investments:
     Proceeds from sales ..........................................    34,135,220       57,215,129       30,139,618
     Cost of investments sold .....................................   (32,733,966)     (61,518,984)     (54,209,082)
                                                                       ----------       ----------       ----------
                                                                        1,401,254       (4,303,855)     (24,069,464)
                                                                       ----------       ----------       ----------
     Net realized gains (losses) on investments ...................     1,401,254       (4,303,855)     (24,069,464)
                                                                       ----------       ----------       ----------
     Net change in unrealized appreciation or depreciation
        of investments ............................................    12,190,846      (56,842,987)     (21,130,782)
                                                                       ----------       ----------       ----------
     Net gains (losses) on investments ............................    13,592,100      (61,146,842)     (45,200,246)
                                                                       ----------       ----------       ----------
Net increase (decrease) in net assets resulting from operations ...    11,766,093      (63,891,113)     (46,543,677)
                                                                       ==========       ==========       ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                     ------------------------------------------
                                                                                                                     MATURING
                                                                                                        SMALL       GOVERNMENT
                                                                                     INTERNATIONAL     COMPANY         BOND
                                                                                         STOCK          GROWTH        2002(a)
                                                                                     -------------   ------------   -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..................    $           -              -       212,640
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) .......       (1,505,669)      (871,699)      (58,450)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ........         (120,100)       (84,745)       (2,724)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ...............          (14,406)       (10,165)         (327)
  Administrative charges (MegAnnuity) (note 3) .................................           (5,940)        (3,808)         (484)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ...........                -              -             -
  Administrative charges (Adjustable Income Annuity) (note 3) ..................                -              -             -
                                                                                    -------------    -----------    ----------
    Investment income (loss) - net .............................................       (1,646,115)      (970,417)      150,655
                                                                                    -------------    -----------    ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ......................                -              -        76,433
                                                                                    -------------    -----------    ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ........................................................       33,636,774     19,319,973     8,369,149
    Cost of investments sold ...................................................      (41,399,038)   (32,876,106)   (8,013,486)
                                                                                    -------------    -----------    ----------
                                                                                       (7,762,264)   (13,556,133)      355,663
                                                                                    -------------    -----------    ----------
    Net realized gains (losses) on investments .................................       (7,762,264)   (13,556,133)      432,096
                                                                                    -------------    -----------    ----------

    Net change in unrealized appreciation or depreciation
     of investments ............................................................      (17,424,174)   (18,824,843)      (58,792)
                                                                                    -------------    -----------    ----------
    Net gains (losses) on investments ..........................................      (25,186,438)   (32,380,976)      373,304
                                                                                    -------------    -----------    ----------
Net increase (decrease) in net assets resulting from operations ................    $ (26,832,553)   (33,351,393)      523,959
                                                                                    =============    ===========    ==========

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                                   ------------------------------------------
                                                                                     MATURING        MATURING
                                                                                    GOVERNMENT      GOVERNMENT
                                                                                       BOND            BOND          VALUE
                                                                                       2006            2010          STOCK
                                                                                   ------------    -----------    -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..................            -           5,248               -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) .......     (102,846)        (76,939)       (847,023)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ........       (5,372)         (8,695)        (67,592)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ...............         (644)         (1,043)         (8,107)
  Administrative charges (MegAnnuity) (note 3) .................................       (1,183)           (219)         (2,683)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ...........            -               -               -
  Administrative charges (Adjustable Income Annuity) (note 3) ..................            -               -               -
                                                                                   ----------      ----------     -----------
    Investment income (loss) - net .............................................     (110,045)        (81,648)       (925,405)
                                                                                   ----------      ----------     -----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ......................            -               -               -
                                                                                   ----------      ----------     -----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ........................................................    2,022,998       2,138,802      18,030,044
    Cost of investments sold ...................................................   (1,886,427)     (2,007,544)    (21,506,688)
                                                                                   ----------      ----------     -----------
                                                                                      136,571         131,258      (3,476,643)
                                                                                   ----------      ----------     -----------
    Net realized gains (losses) on investments .................................      136,571         131,258      (3,476,643)
                                                                                   ----------      ----------     -----------

    Net change in unrealized appreciation or depreciation
     of investments ............................................................      998,924       1,012,665      (8,880,656)
                                                                                   ----------      ----------     -----------
    Net gains (losses) on investments ..........................................    1,135,495       1,143,923     (12,357,299)
                                                                                   ----------      ----------     -----------
Net increase (decrease) in net assets resulting from operations ................    1,025,450       1,062,275     (13,282,704)
                                                                                   ==========      ==========     ===========

(a) For the period January 1, 2002 to September 20, 2002. Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                 SMALL
                                                                                COMPANY        GLOBAL       INDEX 400     MACRO-CAP
                                                                                 VALUE          BOND         MID-CAP        VALUE
                                                                             -------------   -----------   -----------   -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............  $          -       109,640             -             -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..      (250,090)     (401,187)     (185,756)     (133,810)
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...       (96,962)      (95,146)      (67,254)      (41,905)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ..........       (11,630)      (11,412)       (8,067)       (5,026)
  Administrative charges (MegAnnuity) (note 3) ............................        (1,426)         (395)         (903)         (424)
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ......             -             -             -             -
  Administrative charges (Adjustable Income Annuity) (note 3) .............             -             -             -             -
                                                                             ------------    ----------    ----------    ----------
    Investment income (loss) - net ........................................      (360,108)     (398,500)     (261,980)     (181,165)
                                                                             ------------    ----------    ----------    ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................             -             -             -             -
                                                                             ------------    ----------    ----------    ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................    10,462,853     5,296,433     7,271,394     4,011,275
    Cost of investments sold ..............................................   (10,713,251)   (5,165,590)   (8,170,151)   (5,372,188)
                                                                             ------------    ----------    ----------    ----------
                                                                                 (250,398)      130,843      (898,757)   (1,360,913)
                                                                             ------------    ----------    ----------    ----------
    Net realized gains (losses) on investments ............................      (250,398)      130,843      (898,757)   (1,360,913)
                                                                             ------------    ----------    ----------    ----------

    Net change in unrealized appreciation or depreciation
     of investments .......................................................    (6,749,521)    6,432,594    (2,749,792)   (3,590,410)
                                                                             ------------    ----------    ----------    ----------
    Net gains (losses) on investments .....................................    (6,999,919)    6,563,437    (3,648,549)   (4,951,323)
                                                                             ------------    ----------    ----------    ----------
Net increase (decrease) in net assets resulting from operations ...........  $ (7,360,027)    6,164,937    (3,910,529)   (5,132,488)
                                                                             ============    ==========    ==========    ==========

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------------------
                                                                                              REAL          AIM
                                                                              MICRO-CAP      ESTATE      AGGRESSIVE      AIM
                                                                               GROWTH       SECURITIES    GROWTH(b)   BALANCED(b)
                                                                             ----------     ----------   ----------  -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............            -         2,547                 4,063
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..     (202,125)     (182,203)        -           -
  Mortality and expense charges (MultiOption Classic/Achiever) (note 3) ...      (50,606)      (62,449)     (495)       (614)
  Administrative charges (MultiOption Classic/Achiever) (note 3) ..........       (6,070)       (7,569)      (58)        (73)
  Administrative charges (MegAnnuity) (note 3) ............................         (550)         (897)        -           -
  Mortality and expense charges (Adjustable Income Annuity) (note 3) ......            -             -         -           -
  Administrative charges (Adjustable Income Annuity) (note 3) .............            -             -         -           -
                                                                             -----------    ----------    ------     -------
    Investment income (loss) - net ........................................     (259,351)     (250,571)     (553)      3,376
                                                                             -----------    ----------    ------     -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................            -             -         -           -
                                                                             -----------    ----------    ------     -------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................    6,314,055     5,792,761     4,370      18,407
    Cost of investments sold ..............................................   (9,989,987)   (5,675,321)   (4,424)    (18,554)
                                                                             -----------    ----------    ------     -------
                                                                              (3,675,932)      117,440       (54)       (147)
                                                                             -----------    ----------    ------     -------
    Net realized gains (losses) on investments ............................   (3,675,932)      117,440       (54)       (147)
                                                                             -----------    ----------    ------     -------

    Net change in unrealized appreciation or depreciation
     of investments .......................................................   (8,604,851)      540,351    (1,824)     (5,290)
                                                                             -----------    ----------    ------     -------
    Net gains (losses) on investments .....................................  (12,280,783)      657,791    (1,878)     (5,437)
                                                                             -----------    ----------    ------     -------
Net increase (decrease) in net assets resulting from operations ...........  (12,540,134)      407,220    (2,431)     (2,061)
                                                                             ===========    ==========    ======     =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------------------
                                                                                 AIM
                                                                                 DENT            AIM         AMERICAN      AMERICAN
                                                                              DEMOGRAPHIC      PREMIER    CENTURY INCOME   CENTURY
                                                                               TRENDS(b)      EQUITY(b)    AND GROWTH(b)   ULTRA(b)
                                                                              -----------     ---------   --------------  ----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............   $       -           721              -         1,361
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..           -             -              -             -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....        (222)         (451)          (821)       (7,801)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........         (26)          (54)           (99)         (936)
  Administrative charges (MegAnnuity)(note 3) .............................           -             -              -             -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......           -             -              -             -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............           -             -              -             -
                                                                              ---------       -------       --------       -------
    Investment income (loss) - net ........................................        (248)          216           (920)       (7,376)
                                                                              ---------       -------       --------       -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................           -             -              -             -
                                                                              ---------       -------       --------       -------
  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................      10,232           901          5,729       714,840
    Cost of investments sold ..............................................     (11,247)         (953)        (6,057)     (726,385)
                                                                              ---------       -------       --------       -------
                                                                                 (1,015)          (52)          (328)      (11,545)
                                                                              ---------       -------       --------       -------
    Net realized gains (losses) on investments ............................      (1,015)          (52)          (328)      (11,545)
                                                                              ---------       -------       --------       -------

    Net change in unrealized appreciation or depreciation of investments ..      (5,261)       (8,730)       (10,671)     (166,615)
                                                                              ---------       -------       --------       -------
    Net gains (losses) on investments .....................................      (6,276)       (8,782)       (10,999)     (178,160)
                                                                              ---------       -------       --------       -------
Net increase (decrease) in net assets resulting from operations ...........   $  (6,524)       (8,566)       (11,919)     (185,536)
                                                                              =========       =======       ========       =======

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               -----------------------------------------
                                                                                           CREDIT SUISSE
                                                                                AMERICAN      GLOBAL
                                                                                CENTURY    POST-VENTURE    FIDELITY VIP
                                                                                VALUE(b)      CAPITAL       CONTRAFUND
                                                                               ---------   -------------   -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............          -             -          154,887
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..          -        (3,066)        (143,478)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....     (2,155)       (6,868)        (128,477)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........       (259)         (824)         (15,410)
  Administrative charges (MegAnnuity)(note 3) .............................          -            (4)            (414)
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......          -             -                -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............          -             -                -
                                                                               -------      --------       ----------
    Investment income (loss) - net ........................................     (2,414)      (10,762)        (132,892)
                                                                               -------      --------       ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................          -             -                -
                                                                               -------      --------       ----------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................     52,577       220,295        5,462,487
    Cost of investments sold ..............................................    (57,637)     (344,668)      (6,679,486)
                                                                               -------      --------       ----------
                                                                                (5,060)     (124,373)      (1,216,999)
                                                                               -------      --------       ----------
    Net realized gains (losses) on investments ............................     (5,060)     (124,373)      (1,216,999)
                                                                               -------      --------       ----------

    Net change in unrealized appreciation or depreciation of investments ..     (8,017)     (212,004)        (936,048)
                                                                               -------      --------       ----------
    Net gains (losses) on investments .....................................    (13,077)     (336,377)      (2,153,047)
                                                                               -------      --------       ----------
Net increase (decrease) in net assets resulting from operations ...........    (15,491)     (347,139)      (2,285,939)
                                                                               =======      ========       ==========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            --------------------------------------------------------
                                                                                                            FRANKLIN
                                                                               FIDELITY       FIDELITY      LARGE CAP
                                                                                 VIP            VIP          GROWTH       FRANKLIN
                                                                            EQUITY-INCOME     MID CAP     SECURITIES(b)   SMALL CAP
                                                                            -------------   -----------   ------------   -----------
Investment income (loss):
  Investment income distributions from underlying mutual fund.............  $    376,193       175,404          417          17,370
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3)..      (178,877)     (152,280)           -         (37,759)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3)....      (142,235)     (106,675)        (962)        (49,122)
  Administrative charges (MultiOption Classic/Achiever)(note 3)...........       (17,060)      (12,795)        (115)         (5,892)
  Administrative charges (MegAnnuity)(note 3).............................          (479)         (741)           -            (192)
  Mortality and expense charges (Adjustable Income Annuity)(note 3).......             -             -            -               -
  Administrative charges (Adjustable Income Annuity)(note 3)..............             -             -            -               -
                                                                            ------------    ----------      -------      ----------
    Investment income (loss) - net........................................        37,542       (97,087)        (660)        (75,596)
                                                                            ------------    ----------      -------      ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund.................       542,126             -            -               -
                                                                            ------------    ----------      -------      ----------
  Realized gains (losses) on sales of investments:
    Proceeds from sales...................................................     7,732,891     6,154,971       12,754       1,529,713
    Cost of investments sold..............................................    (9,061,924)   (6,423,701)     (13,462)     (2,061,043)
                                                                            -------------    ----------      -------     ----------
                                                                              (1,329,033)     (268,730)        (708)       (531,330)
                                                                            ------------    ----------      -------      ----------
    Net realized gains (losses) on investments............................      (786,907)     (268,730)        (708)       (531,330)
                                                                            ------------    ----------      -------      ----------

    Net change in unrealized appreciation or depreciation of investments..    (4,706,291)   (2,255,655)     (11,328)     (1,846,492)
                                                                            ------------    ----------      -------      ----------
    Net gains (losses) on investments.....................................    (5,493,198)   (2,524,385)     (12,036)     (2,377,822)
                                                                            ------------    ----------      -------      ----------
Net increase (decrease) in net assets resulting from operations...........  $ (5,455,656)   (2,621,472)     (12,696)     (2,453,418)
                                                                            ============    ==========      =======      ==========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                               --------------------------------------------
                                                                                                TEMPLETON
                                                                                 FRANKLIN       DEVELOPING      TEMPLETON
                                                                               MUTUAL SHARES      MARKETS      GLOBAL ASSET
                                                                                SECURITIES(b)   SECURITIES     ALLOCATION(c)
                                                                               --------------  -----------     -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund.............          1,111         120,433          52,692
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3)..              -         (70,116)        (18,360)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3)....         (2,388)        (30,201)        (18,986)
  Administrative charges (MultiOption Classic/Achiever)(note 3)...........           (286)         (3,622)         (2,277)
  Administrative charges (MegAnnuity)(note 3).............................              -            (271)            (84)
  Mortality and expense charges (Adjustable Income Annuity)(note 3).......              -               -               -
  Administrative charges (Adjustable Income Annuity)(note 3)..............              -               -               -
                                                                                  -------      ----------        --------
    Investment income (loss) - net........................................         (1,563)         16,223          12,985
                                                                                  -------      ----------        --------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund.................          1,906               -               -
                                                                                  -------      ----------        --------
  Realized gains (losses) on sales of investments:
    Proceeds from sales...................................................         61,657       3,774,679         729,663
    Cost of investments sold..............................................        (65,897)     (4,354,782)       (798,921)
                                                                                  -------      ----------        --------
                                                                                   (4,240)       (580,103)        (69,258)
                                                                                  -------      ----------        --------
    Net realized gains (losses) on investments............................         (2,334)       (580,103)        (69,258)
                                                                                  -------      ----------        --------

    Net change in unrealized appreciation or depreciation of investments..        (17,765)        400,725        (130,993)
                                                                                  -------      ----------        --------
    Net gains (losses) on investments.....................................        (20,099)       (179,378)       (200,251)
                                                                                  -------      ----------        --------
Net increase (decrease) in net assets resulting from operations...........        (21,662)       (163,155)       (187,266)
                                                                                  =======      ==========        ========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                                 -------------------------------------------
                                                                                   JANUS          JANUS           JANUS
                                                                                   ASPEN       ASPEN CAPITAL   INTERNATIONAL
                                                                                 BALANCED(b)   APPRECIATION        GROWTH
                                                                                 -----------   -------------   -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ................    $  8,231          63,995        103,110
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) .....           -        (146,844)      (113,930)
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) .......      (2,571)       (114,301)       (85,269)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ..............        (309)        (13,710)       (10,228)
  Administrative charges (MegAnnuity)(note 3) ................................           -            (563)          (500)
  Mortality and expense charges (Adjustable Income Annuity)(note 3) ..........           -               -              -
  Administrative charges (Adjustable Income Annuity)(note 3) .................           -               -              -
                                                                                  --------      ----------     ----------
    Investment income (loss) - net ...........................................       5,351        (211,423)      (106,817)
                                                                                  --------      ----------     ----------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ....................           -               -            -
                                                                                  --------      ----------     ----------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ......................................................      25,739       5,943,334      4,409,566
    Cost of investments sold .................................................     (26,223)     (9,678,643)    (7,933,195)
                                                                                  --------      ----------     ----------
                                                                                      (484)     (3,735,309)    (3,523,629)
                                                                                  --------      ----------     ----------
    Net realized gains (losses) on investments ...............................        (484)     (3,735,309)    (3,523,629)
                                                                                  --------      ----------     ----------

    Net change in unrealized appreciation or depreciation of investments .....     (13,494)       (269,695)    (1,459,271)
                                                                                  --------      ----------     ----------
    Net gains (losses) on investments ........................................     (13,978)     (4,005,004)    (4,982,900)
                                                                                  --------      ----------     ----------
Net increase (decrease) in net assets resulting from operations ..............    $ (8,627)     (4,216,428)    (5,089,717)
                                                                                  ========      ==========     ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                               ----------------------------------------------------
                                                                                    MFS            MFS          MFS
                                                                                 INVESTORS       MID CAP        NEW            MFS
                                                                               GROWTH STOCK(b)   GROWTH(b)   DISCOVERY(b)   VALUE(b)
                                                                               ---------------   ---------   ------------   --------
Investment income (loss):
  Investment income distributions from underlying mutual fund ..............           -               -             -            -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ...           -               -             -            -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) .....        (882)           (398)       (3,738)      (2,097)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ............        (106)            (48)         (448)        (252)
  Administrative charges (MegAnnuity)(note 3) ..............................           -               -             -            -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) ........           -               -             -            -
  Administrative charges (Adjustable Income Annuity)(note 3) ...............           -               -             -            -
                                                                                 -------          ------       -------      -------
    Investment income (loss) - net .........................................        (988)           (446)       (4,186)      (2,349)
                                                                                 -------          ------       -------      -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ..................           -               -             -            -
                                                                                 -------          ------       -------      -------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ....................................................      34,211           1,231       193,157       55,942
    Cost of investments sold ...............................................     (37,441)         (1,321)     (200,019)     (59,425)
                                                                                 -------          ------       -------      -------
                                                                                  (3,230)            (90)       (6,862)      (3,483)
                                                                                 -------          ------       -------      -------
    Net realized gains (losses) on investments .............................      (3,230)            (90)       (6,862)      (3,483)
                                                                                 -------          ------       -------      -------

    Net change in unrealized appreciation or depreciation of investments ...     (13,676)         (4,483)      (78,373)      (6,510)
                                                                                 -------          ------       -------      -------
    Net gains (losses) on investments ......................................     (16,906)         (4,573)      (85,235)      (9,993)
                                                                                 -------          ------       -------      -------
Net increase (decrease) in net assets resulting from operations ............     (17,894)         (5,019)      (89,421)     (12,342)
                                                                                 =======          ======       =======      =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                 ----------------------------------------------
                                                                                  OPPENHEIMER      OPPENHEIMER    OPPENHEIMER
                                                                                    CAPITAL           HIGH       INTERNATIONAL
                                                                                 APPRECIATION(b)    INCOME(b)      GROWTH(b)
                                                                                 ---------------   -----------   -------------
Investment income (loss):
  Investment income distributions from underlying mutual fund ...............      $      -               -              -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ....             -               -              -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ......        (3,120)         (4,910)          (964)
  Administrative charges (MultiOption Classic/Achiever)(note 3) .............          (374)           (589)          (116)
  Administrative charges (MegAnnuity) (note 3) ..............................             -               -              -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .........             -               -              -
  Administrative charges (Adjustable Income Annuity)(note 3) ................             -               -              -
                                                                                   --------        --------        -------
    Investment income (loss) - net ..........................................        (3,494)         (5,499)        (1,080)
                                                                                   --------        --------        -------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund ...................             -              -               -
                                                                                   --------        --------        -------

  Realized gains (losses) on sales of investments:
    Proceeds from sales .....................................................        39,628         491,920          2,040
    Cost of investments sold ................................................       (42,521)       (497,484)        (2,363)
                                                                                   --------        --------        -------
                                                                                     (2,893)         (5,564)          (323)
                                                                                   --------        --------        -------
    Net realized gains (losses) on investments ..............................        (2,893)         (5,564)          (323)
                                                                                   --------        --------        -------

    Net change in unrealized appreciation or depreciation of investments ....        11,844           4,227        (24,704)
                                                                                   --------        --------        -------
    Net gains (losses) on investments .......................................         8,951          (1,337)       (25,027)
                                                                                   --------        --------        -------
Net increase (decrease) in net assets resulting from operations .............      $  5,457          (6,836)       (26,107)
                                                                                   ========        ========        =======

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------------------------------
                                                                              PUTNAM VT     PUTNAM VT       PUTNAM VT      PUTNAM VT
                                                                              GROWTH AND  INTERNATIONAL       NEW             NEW
                                                                              INCOME(b)     GROWTH(b)    OPPORTUNITIES(b)   VALUE(b)
                                                                              ----------  -------------  ----------------  ---------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............          -             -               -             -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..          -             -               -             -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....       (916)       (4,899)           (269)         (637)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........       (110)         (588)            (32)          (76)
  Administrative charges (MegAnnuity)(note 3) .............................          -             -               -             -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......          -             -               -             -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............          -             -               -             -
                                                                               -------      --------          ------        ------
    Investment income (loss) - net ........................................     (1,026)       (5,487)           (301)         (713)
                                                                               -------      --------          ------        ------

Realized and unrealized gains (losses) on investments - net:
  Realized gain distributions from underlying mutual fund .................         -              -               -             -
                                                                               -------      --------          ------        ------

  Realized gains (losses) on sales of investments:
    Proceeds from sales ...................................................     15,435       297,597           1,263         5,427
    Cost of investments sold ..............................................    (15,991)     (302,823)         (1,254)       (6,479)
                                                                               -------      --------          ------        ------
                                                                                  (556)       (5,226)              9        (1,053)
                                                                               -------      --------          ------        ------
    Net realized gains (losses) on investments ............................       (556)       (5,226)              9        (1,053)
                                                                               -------      --------          ------        ------

    Net change in unrealized appreciation or depreciation of investments ..       (633)      (58,746)         (2,419)       (7,892)
                                                                               -------      --------          ------        ------
    Net gains (losses) on investments .....................................     (1,189)      (63,972)         (2,410)       (8,945)
                                                                               -------      --------          ------        ------
Net increase (decrease) in net assets resulting from operations ...........     (2,215)      (69,459)         (2,711)       (9,658)
                                                                               =======      ========          ======        ======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------------------
                                                                                   PUTNAM
                                                                                     VT
                                                                                 VOYAGER(b)
                                                                                 ----------
Investment income (loss):
  Investment income distributions from underlying mutual fund .............      $       -
  Mortality and expense charges (MultiOption Flex/Single/Select)(note 3) ..              -
  Mortality and expense charges (MultiOption Classic/Achiever)(note 3) ....           (721)
  Administrative charges (MultiOption Classic/Achiever)(note 3) ...........            (87)
  Administrative charges (MegAnnuity)(note 3) .............................              -
  Mortality and expense charges (Adjustable Income Annuity)(note 3) .......              -
  Administrative charges (Adjustable Income Annuity)(note 3) ..............              -
                                                                                 ---------
   Investment income (loss) - net .........................................           (808)
                                                                                 ---------

Realized and unrealized gains (losses) on investments - net:
   Realized gain distributions from underlying mutual fund ................              -
                                                                                 ---------

Realized gains (losses) on sales of investments:
   Proceeds from sales ....................................................         13,820
   Cost of investments sold ...............................................        (14,287)
                                                                                 ---------
                                                                                      (467)
                                                                                 ---------
   Net realized gains (losses) on investments .............................           (467)
                                                                                 ---------

   Net change in unrealized appreciation or depreciation of investments ...        (10,744)
                                                                                 ---------
   Net gains (losses) on investments ......................................        (11,211)
                                                                                 ---------
Net increase (decrease) in net assets resulting from operations ...........      $ (12,019)
                                                                                 =========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                        --------------------------------------------------------
                                                                                                        MONEY           ASSET
                                                                           GROWTH         BOND          MARKET       ALLOCATION
                                                                        ------------   -----------    -----------    -----------
Operations:
  Investment income (loss) - net ..................................     $ (1,525,516)   (1,762,404)        13,514     (3,543,713)
  Net realized gains (losses) on investments ......................      (22,158,408)      205,766              -    (24,807,615)
  Net change in unrealized appreciation or depreciation
    of investments ................................................      (16,216,894)   14,006,678              -     (3,425,445)
                                                                        ------------   -----------     ----------    -----------

Net increase (decrease) in net assets resulting from operations ...      (39,900,818)   12,450,040         13,514    (31,776,773)
                                                                        ------------   -----------     ----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ................................        5,113,529    14,641,960     33,465,439      8,330,127
    MultiOption Classic/Achiever ..................................        3,810,010    16,391,610     29,410,501      3,864,951
    MegAnnuity ....................................................        1,006,220       833,407      1,494,892        916,097
    Adjustable Income Annuity .....................................                -             -              -              -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ................................      (27,912,531)  (23,297,474)   (39,531,813)   (66,513,900)
    MultiOption Classic/Achiever ..................................       (2,317,377)   (5,658,069)   (29,530,608)    (4,614,014)
    MegAnnuity ....................................................       (1,449,265)   (1,411,680)    (2,606,453)    (1,254,978)
    Adjustable Income Annuity .....................................                -             -              -              -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ................................           (6,552)       (1,085)          (278)        32,320
    MultiOption Classic/Achiever ..................................               22           943              -        (22,941)
    MegAnnuity ....................................................              (14)         (108)             -           (134)
    Adjustable Income Annuity .....................................                -             -              -              -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ................................         (204,395)     (244,576)       (28,023)      (578,068)
    MultiOption Classic/Achiever ..................................          (25,461)     (140,377)        (9,817)       (15,390)
    MegAnnuity ....................................................           (2,828)       (2,078)             -        (22,161)
    Adjustable Income Annuity .....................................                -             -              -              -
                                                                        ------------   -----------     ----------    -----------

Increase (decrease) in net assets from contract transactions ......      (21,988,642)    1,112,473     (7,336,160)   (59,878,091)
                                                                        ------------   -----------     ----------    -----------

Increase (decrease) in net assets .................................      (61,889,460)   13,562,513     (7,322,646)   (91,654,864)

Net assets at the beginning of year ...............................      159,860,949   136,717,695     73,086,827    334,282,742
                                                                        ------------   -----------     ----------    -----------

Net assets at the end of year .....................................     $ 97,971,489   150,280,208     65,764,181    242,627,878
                                                                        ============   ===========     ==========    ===========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                         ----------------------------------------
                                                                          MORTGAGE        INDEX        CAPITAL
                                                                         SECURITIES        500       APPRECIATION
                                                                         -----------    ----------   ------------
Operations:
  Investment income (loss) - net ..................................       (1,826,007)   (2,744,271)    (1,343,431)
  Net realized gains (losses) on investments ......................        1,401,254    (4,303,855)   (24,069,464)
  Net change in unrealized appreciation or depreciation
    of investments ................................................       12,190,846   (56,842,987)   (21,130,782)
                                                                         -----------   -----------    -----------

Net increase (decrease) in net assets resulting from operations ...       11,766,093   (63,891,113)   (46,543,677)
                                                                         -----------   -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ................................       27,403,485    10,526,532      3,979,552
    MultiOption Classic/Achiever ..................................       19,848,768     7,447,258      1,531,118
    MegAnnuity ....................................................        1,947,384     2,504,984        364,337
    Adjustable Income Annuity .....................................                -     8,378,980              -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ................................      (23,774,762)  (43,541,872)   (26,069,506)
    MultiOption Classic/Achiever ..................................       (6,853,379)   (4,326,467)    (1,376,682)
    MegAnnuity ....................................................       (1,328,348)   (3,259,768)    (1,145,150)
    Adjustable Income Annuity .....................................                -      (635,709)             -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ................................               13       (26,549)        (7,538)
    MultiOption Classic/Achiever ..................................            1,632       (10,962)            (9)
    MegAnnuity ....................................................               14          (231)           (13)
    Adjustable Income Annuity .....................................                -      (286,737)             -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ................................         (221,692)     (408,779)      (178,991)
    MultiOption Classic/Achiever ..................................          (36,594)      (84,960)       (16,528)
    MegAnnuity ....................................................           (2,723)       (2,648)        (1,771)
    Adjustable Income Annuity .....................................                -    (1,886,175)             -
                                                                         -----------   -----------    -----------
Increase (decrease) in net assets from contract transactions ......       16,983,799   (25,613,103)   (22,921,181)
                                                                         -----------   -----------    -----------

Increase (decrease) in net assets .................................       28,749,892   (89,504,216)   (69,464,858)

Net assets at the beginning of year ...............................      136,919,160   283,002,183    153,135,035
                                                                         -----------   -----------    -----------
Net assets at the end of year .....................................      165,669,052   193,497,967     83,670,177
                                                                         ===========   ===========    ===========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                                 ---------------------------------------------
                                                                                                                     MATURING
                                                                                                       SMALL        GOVERNMENT
                                                                                 INTERNATIONAL        COMPANY          BOND
                                                                                     STOCK            GROWTH          2002(a)
                                                                                 -------------      -----------     ----------
Operations:
  Investment income (loss) - net ..........................................      $  (1,646,115)        (970,417)       150,655
  Net realized gains (losses) on investments ..............................         (7,762,264)     (13,556,133)       432,096
  Net change in unrealized appreciation or depreciation of investments ....        (17,424,174)     (18,824,843)       (58,792)
                                                                                 -------------      -----------     ----------

Net increase (decrease) in net assets resulting from operations ...........        (26,832,553)     (33,351,393)       523,959
                                                                                 -------------      -----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ........................................          4,979,206        3,811,190        107,571
    MultiOption Classic/Achiever ..........................................          4,680,883        1,975,757         10,722
    MegAnnuity ............................................................          2,222,582          626,047            194
    Adjustable Income Annuity .............................................                  -                -              -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ........................................        (27,398,665)     (15,923,208)    (7,417,060)
    MultiOption Classic/Achiever ..........................................         (1,765,686)      (1,426,138)      (392,425)
    MegAnnuity ............................................................         (2,525,234)        (815,318)      (525,208)
    Adjustable Income Annuity .............................................                  -                -              -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ........................................             (8,616)          (8,196)           (39)
    MultiOption Classic/Achiever ..........................................            (13,784)             208              -
    MegAnnuity ............................................................               (292)             (27)            (2)
    Adjustable Income Annuity .............................................                  -                -              -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ........................................           (252,522)        (172,097)          (567)
    MultiOption Classic/Achiever ..........................................            (15,906)          (3,995)             -
    MegAnnuity ............................................................             (9,953)            (785)        (1,388)
    Adjustable Income Annuity .............................................                  -                -              -
                                                                                 -------------      -----------     ----------
Increase (decrease) in net assets from contract transactions ..............        (20,107,987)     (11,936,562)    (8,218,202)
                                                                                 -------------      -----------     ----------

Increase (decrease) in net assets .........................................        (46,940,540)     (45,287,955)    (7,694,243)

Net assets at the beginning of year .......................................        154,874,874      106,352,320      7,694,243
                                                                                 -------------      -----------     ----------
Net assets at the end of year .............................................      $ 107,934,334       61,064,365              -
                                                                                 =============      ===========     ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                    --------------------------------------------
                                                                                     MATURING        MATURING
                                                                                    GOVERNMENT      GOVERNMENT
                                                                                       BOND            BOND             VALUE
                                                                                       2006            2010             STOCK
                                                                                    ----------      ----------       -----------
Operations:
  Investment income (loss) - net .............................................        (110,045)        (81,648)         (925,405)
  Net realized gains (losses) on investments .................................         136,571         131,258        (3,476,643)
  Net change in unrealized appreciation or depreciation of investments .......         998,924       1,012,665        (8,880,656)
                                                                                    ----------      ----------       -----------
Net increase (decrease) in net assets resulting from operations ..............       1,025,450       1,062,275       (13,282,704)
                                                                                    ----------      ----------       -----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ...........................................       2,765,964       4,197,923         4,503,789
    MultiOption Classic/Achiever .............................................          31,135         215,245         2,350,875
    MegAnnuity ...............................................................          45,551          90,202           634,147
    Adjustable Income Annuity ................................................               -               -                 -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ...........................................      (1,796,282)     (1,884,428)      (14,973,362)
    MultiOption Classic/Achiever .............................................         (18,848)        (39,930)       (1,257,461)
    MegAnnuity ...............................................................         (61,183)        (94,645)         (677,795)
    Adjustable Income Annuity ................................................               -               -                 -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ...........................................          (2,086)         (2,047)           (6,473)
    MultiOption Classic/Achiever .............................................               -               -               110
    MegAnnuity ...............................................................             (19)              -               (31)
    Adjustable Income Annuity ................................................               -               -                 -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ...........................................         (31,266)        (30,857)         (177,209)
    MultiOption Classic/Achiever .............................................               -               -           (11,491)
    MegAnnuity ...............................................................          (3,268)              -              (928)
    Adjustable Income Annuity ................................................               -               -                 -
                                                                                    ----------      ----------       -----------
Increase (decrease) in net assets from contract transactions .................         929,698       2,451,463        (9,615,829)
                                                                                    ----------      ----------       -----------

Increase (decrease) in net assets ............................................       1,955,148       3,513,738       (22,898,533)

Net assets at the beginning of year ..........................................       8,692,552       5,840,469        85,380,743
                                                                                    ----------      ----------       -----------
Net assets at the end of year ................................................      10,647,700       9,354,207        62,482,210
                                                                                    ==========      ==========       ===========

(a) For the period January 1, 2002 to September 20, 2002. Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                        --------------------------------------------------------
                                                                           SMALL
                                                                          COMPANY          GLOBAL       INDEX 400     MACRO-CAP
                                                                           VALUE            BOND         MID-CAP        VALUE
                                                                        ------------     ----------     ----------    ----------
Operations:
  Investment income (loss) - net ....................................   $   (360,108)      (398,500)      (261,980)     (181,165)
  Net realized gains (losses) on investments ........................       (250,398)       130,843       (898,757)   (1,360,913)
  Net change in unrealized appreciation or depreciation
    of investments ..................................................     (6,749,521)     6,432,594     (2,749,792)   (3,590,410)
                                                                        ------------     ----------     ----------    ----------

Net increase (decrease) in net assets resulting from operations .....     (7,360,027)     6,164,937     (3,910,529)   (5,132,488)
                                                                        ------------     ----------     ----------    ----------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ..................................      8,540,822      3,593,635      3,969,296     1,953,217
    MultiOption Classic/Achiever ....................................      5,606,443      4,079,790      2,308,787     1,293,981
    MegAnnuity ......................................................      1,234,440        466,670        606,665        71,975
    Adjustable Income Annuity .......................................              -              -              -             -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ..................................     (7,275,179)    (3,123,490)    (5,050,950)   (3,160,396)
    MultiOption Classic/Achiever ....................................     (2,001,706)    (1,526,044)    (1,433,934)     (591,570)
    MegAnnuity ......................................................       (752,832)      (106,537)      (482,956)      (28,257)
    Adjustable Income Annuity .......................................              -              -              -             -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ..................................         (2,840)          (109)          (161)          532
    MultiOption Classic/Achiever ....................................            389          1,058             70           975
    MegAnnuity ......................................................              -            (43)             -             -
    Adjustable Income Annuity .......................................              -              -              -             -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ..................................        (45,453)       (24,396)       (22,585)      (25,532)
    MultiOption Classic/Achiever ....................................        (25,120)        (8,720)       (18,898)      (25,862)
    MegAnnuity ......................................................             (4)          (413)             -             -
    Adjustable Income Annuity .......................................              -              -              -             -
                                                                        ------------     ----------     ----------    ----------
Increase (decrease) in net assets from contract transactions ........      5,278,960      3,351,401       (124,666)     (510,937)
                                                                        ------------     ----------     ----------    ----------

Increase (decrease) in net assets ...................................     (2,081,067)     9,516,338     (4,035,195)   (5,643,425)

Net assets at the beginning of period ...............................     27,119,932     36,124,400     21,884,881    17,416,946
                                                                        ------------     ----------     ----------    ----------
Net assets at the end of period .....................................   $ 25,038,865     45,640,738     17,849,686    11,773,521
                                                                        ============     ==========     ==========    ==========

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                        -------------------------------------------------
                                                                                         REAL         AIM
                                                                         MICRO-CAP      ESTATE     AGGRESSIVE      AIM
                                                                          GROWTH      SECURITIES   GROWTH(b)    BALANCED(b)
                                                                        ----------    ----------   ---------    ----------
Operations:
  Investment income (loss) - net ....................................     (259,351)     (250,571)      (553)        3,376
  Net realized gains (losses) on investments ........................   (3,675,932)      117,440        (54)         (147)
  Net change in unrealized appreciation or depreciation
    of investments ..................................................   (8,604,851)      540,351     (1,824)       (5,290)
                                                                        ----------    ----------    -------       -------
Net increase (decrease) in net assets resulting from operations .....   12,540,134)      407,220     (2,431)       (2,061)
                                                                        ----------    ----------    -------       -------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select ..................................    1,687,182    11,069,990          -             -
    MultiOption Classic/Achiever ....................................    1,227,600     6,876,313    159,803       193,962
    MegAnnuity ......................................................      239,614       823,760          -             -
    Adjustable Income Annuity .......................................            -             -          -             -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select ..................................   (4,814,148)   (3,538,893)         -             -
    MultiOption Classic/Achiever ....................................   (1,084,636)   (1,674,656)    (3,815)      (17,720)
    MegAnnuity ......................................................     (108,273)     (299,935)         -             -
    Adjustable Income Annuity .......................................            -             -          -             -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select ..................................         (333)         (245)         -             -
    MultiOption Classic/Achiever ....................................      (10,721)          454          -             -
    MegAnnuity ......................................................            -             1          -             -
    Adjustable Income Annuity .......................................            -             -          -             -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ..................................      (22,334)      (16,227)         -             -
    MultiOption Classic/Achiever ....................................      (14,238)       (9,475)         -             -
    MegAnnuity ......................................................          (21)           (9)         -             -
    Adjustable Income Annuity .......................................            -             -          -             -
                                                                        ----------    ----------    -------       -------
Increase (decrease) in net assets from contract transactions ........   (2,900,308)   13,231,078    155,988       176,242
                                                                        ----------    ----------    -------       -------
Increase (decrease) in net assets ...................................  (15,440,442)   13,638,298    153,557       174,181
Net assets at the beginning of period ...............................   29,750,152    12,378,669          -             -
                                                                        ----------    ----------    -------       -------
Net assets at the end of period .....................................   14,309,710    26,016,967    153,557       174,181
                                                                        ==========    ==========    =======       =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------------------
                                                                               AIM
                                                                               DENT           AIM          AMERICAN       AMERICAN
                                                                            DEMOGRAPHIC     PREMIER     CENTURY INCOME     CENTURY
                                                                             TRENDS(b)     EQUITY(b)     AND GROWTH(b)     ULTRA(b)
                                                                            -----------    ---------    --------------   ---------
Operations:
  Investment income (loss) - net .......................................     $   (248)          216           (920)         (7,376)
  Net realized gains (losses) on investments ...........................       (1,015)          (52)          (328)        (11,545)
  Net change in unrealized appreciation or depreciation
    of investments .....................................................       (5,261)       (8,730)       (10,671)       (166,615)
                                                                             --------       -------        -------       ---------

Net increase (decrease) in net assets resulting from operations ........       (6,524)       (8,566)       (11,919)       (185,536)
                                                                             --------       -------        -------       ---------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................       49,014       265,581        239,070       2,783,803
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................       (9,984)         (396)        (4,809)       (672,774)
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................            -             -              -             219
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
  Annuity benefit payments:
    MultiOption Flex/Single/Select .....................................            -             -              -               -
    MultiOption Classic/Achiever .......................................            -             -              -         (33,548)
    MegAnnuity .........................................................            -             -              -               -
    Adjustable Income Annuity ..........................................            -             -              -               -
                                                                             --------       -------        -------       ---------

Increase (decrease) in net assets from contract transactions ...........       39,030       265,185        234,261       2,077,700
                                                                             --------       -------        -------       ---------

Increase (decrease) in net assets ......................................       32,506       256,619        222,342       1,892,164

Net assets at the beginning of period ..................................            -             -              -               -
                                                                             --------       -------        -------       ---------

Net assets at the end of period ........................................     $ 32,506       256,619        222,342       1,892,164
                                                                             ========       =======        =======       =========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                            -------------------------------------------
                                                                                         CREDIT SUISSE
                                                                            AMERICAN         GLOBAL
                                                                             CENTURY      POST-VENTURE     FIDELITY VIP
                                                                            VALUE(b)        CAPITAL         CONTRAFUND
                                                                            --------     -------------     ------------
Operations:
  Investment income (loss) - net .......................................      (2,414)       (10,762)          (132,892)
  Net realized gains (losses) on investments ...........................      (5,060)      (124,373)        (1,216,999)
  Net change in unrealized appreciation or depreciation
    of investments .....................................................      (8,017)      (212,004)          (936,048)
                                                                             -------       --------         ----------

Net increase (decrease) in net assets resulting from operations ........     (15,491)      (347,139)        (2,285,939)
                                                                             -------       --------         ----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select .....................................           -         70,527          3,591,239
    MultiOption Classic/Achiever .......................................     589,543        139,860          3,959,363
    MegAnnuity .........................................................           -          1,201            119,315
    Adjustable Income Annuity ..........................................           -              -                  -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select .....................................           -        (94,342)        (3,782,378)
    MultiOption Classic/Achiever .......................................     (50,164)      (114,446)        (1,257,360)
    MegAnnuity .........................................................           -           (747)          (110,352)
    Adjustable Income Annuity ..........................................           -              -                  -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select .....................................           -              -                304
    MultiOption Classic/Achiever .......................................           -              -                 72
    MegAnnuity .........................................................           -              -                  -
    Adjustable Income Annuity ..........................................           -              -                  -
  Annuity benefit payments:
    MultiOption Flex/Single/Select .....................................           -              -            (18,250)
    MultiOption Classic/Achiever .......................................           -              -             (6,746)
    MegAnnuity .........................................................           -              -                  -
    Adjustable Income Annuity ..........................................           -              -                  -
                                                                             -------       --------         ----------
Increase (decrease) in net assets from contract transactions ...........     539,379          2,053          2,495,207
                                                                             -------       --------         ----------
Increase (decrease) in net assets ......................................     523,888       (345,086)           209,268

Net assets at the beginning of period ..................................           -        985,138         21,501,171
                                                                             -------       --------         ----------
Net assets at the end of period ........................................     523,888        640,052         21,710,439
                                                                             =======       ========         ==========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------------------------
                                                                                                       FRANKLIN
                                                                         FIDELITY         FIDELITY     LARGE CAP
                                                                           VIP              VIP         GROWTH        FRANKLIN
                                                                      EQUITY-INCOME       MID CAP     SECURITIES(b)   SMALL CAP
                                                                      -------------       -------     -------------   ---------
Operations:
    Investment income (loss) - net...............................     $      37,542        (97,087)        (660)        (75,596)
    Net realized gains (losses) on investments...................          (786,907)      (268,730)        (708)       (531,330)
    Net change in unrealized appreciation or depreciation
       of investments............................................        (4,706,291)    (2,255,655)     (11,328)     (1,846,492)
                                                                      -------------     ----------      -------      ----------

Net increase (decrease) in net assets resulting from operations..        (5,455,656)    (2,621,472)     (12,696)     (2,453,418)
                                                                      -------------     ----------      -------      ----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select.............................         6,929,861      3,751,016            -       2,128,133
      MultiOption Classic/Achiever...............................         9,353,885      4,301,681      224,580       2,323,315
      MegAnnuity.................................................           198,398        192,701            -         182,576
      Adjustable Income Annuity..................................                 -              -            -               -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select.............................        (4,717,354)    (4,117,280)           -        (837,217)
      MultiOption Classic/Achiever...............................        (2,493,566)    (1,605,764)     (11,676)       (554,305)
      MegAnnuity.................................................          (118,862)      (117,261)           -         (35,407)
      Adjustable Income Annuity..................................                 -              -            -               -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select.............................               (51)       (11,443)           -              54
      MultiOption Classic/Achiever...............................               176            954            -               -
      MegAnnuity.................................................                 1              1            -              (1)
      Adjustable Income Annuity..................................                 -              -            -               -
    Annuity benefit payments:
      MultiOption Flex/Single/Select.............................           (18,304)       (11,951)           -          (9,744)
      MultiOption Classic/Achiever...............................           (46,200)       (19,705)           -            (102)
      MegAnnuity.................................................               (81)           (28)           -             (25)
      Adjustable Income Annuity..................................                 -              -            -               -
                                                                      -------------     ----------      -------      ----------
Increase (decrease) in net assets from contract transactions.....         9,087,903      2,362,921      212,904       3,197,277
                                                                      -------------     ----------      -------      ----------
Increase (decrease) in net assets................................         3,632,247       (258,551)     200,208         743,859
Net assets at the beginning of period............................        23,587,152     20,984,737            -       6,852,986
                                                                      -------------     ----------      -------      ----------
Net assets at the end of period..................................     $  27,219,399     20,726,186      200,208       7,596,845
                                                                      =============     ==========      =======      ==========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                       --------------------------------------------------
                                                                                          TEMPLETON
                                                                         FRANKLIN         DEVELOPING         TEMPLETON
                                                                       MUTUAL SHARES       MARKETS          GLOBAL ASSET
                                                                       SECURITIES(b)      SECURITIES        ALLOCATION(c)
                                                                       -------------      ----------        -------------
Operations:
    Investment income (loss) - net...............................          (1,563)           16,223             12,985
    Net realized gains (losses) on investments...................          (2,334)         (580,103)           (69,258)
    Net change in unrealized appreciation or depreciation
    of investments...............................................         (17,765)          400,725           (130,993)
                                                                          -------        ----------         ----------

Net increase (decrease) in net assets resulting from operations..         (21,662)         (163,155)          (187,266)
                                                                          -------        ----------         ----------

Contract transactions (notes 2, 3, 4 and 5):
    Contract purchase payments:
      MultiOption Flex/Single/Select.............................               -         1,009,325          1,134,895
      MultiOption Classic/Achiever...............................         646,976           921,046          1,048,539
      MegAnnuity.................................................               -         1,704,737             81,891
      Adjustable Income Annuity..................................               -                 -                  -
    Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select.............................               -        (1,496,901)          (377,616)
      MultiOption Classic/Achiever...............................         (58,983)         (532,641)          (236,225)
      MegAnnuity.................................................               -        (1,613,427)           (74,451)
      Adjustable Income Annuity..................................               -                 -                  -
    Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select.............................               -            (1,235)                 -
      MultiOption Classic/Achiever...............................               -               319                 61
      MegAnnuity.................................................               -                 -                  -
      Adjustable Income Annuity..................................               -                 -                  -
    Annuity benefit payments:
      MultiOption Flex/Single/Select.............................               -          (23 ,808)                 -
      MultiOption Classic/Achiever...............................               -            (2,776)            (1,727)
      MegAnnuity.................................................               -                 -                  -
      Adjustable Income Annuity..................................               -                 -                  -
                                                                          -------        ----------         ----------
Increase (decrease) in net assets from contract transactions.....         587,993           (35,361)         1,575,367
                                                                          -------        ----------         ----------
Increase (decrease) in net assets................................         566,331          (198,516)         1,388,101
Net assets at the beginning of period............................               -         7,847,819          2,219,608
                                                                          -------        ----------         ----------
Net assets at the end of period..................................         566,331         7,649,303          3,607,709
                                                                          =======        ==========         ==========

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------------------------------------
                                                                        JANUS           JANUS           JANUS             MFS
                                                                        ASPEN       ASPEN CAPITAL   INTERNATIONAL      INVESTORS
                                                                     BALANCED(b)    APPRECIATION        GROWTH      GROWTH STOCK(b)
                                                                     -----------    ------------    -------------   ---------------
Operations:
  Investment income (loss) - net..................................   $    5,351        (211,423)       (106,817)           (988)
  Net realized gains (losses) on investments......................         (484)     (3,735,309)     (3,523,629)         (3,230)
  Net change in unrealized appreciation or depreciation
    of investments................................................      (13,494)       (269,695)     (1,459,271)        (13,676)
                                                                     ----------      ----------      ----------         -------

Net increase (decrease) in net assets resulting from operations...       (8,627)     (4,216,427)     (5,089,717)        (17,894)
                                                                     ----------      ----------      ----------         -------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select................................            -       1,472,984       1,301,762               -
    MultiOption Classic/Achiever..................................      667,452       1,789,302       1,951,651         250,580
    MegAnnuity....................................................            -         175,773         225,662               -
    Adjustable Income Annuity.....................................            -               -               -               -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select................................            -      (4,075,915)     (2,906,461)              -
    MultiOption Classic/Achiever..................................      (22,858)     (1,400,914)     (1,050,985)        (33,223)
    MegAnnuity....................................................            -        (174,595)       (223,205)              -
    Adjustable Income Annuity.....................................            -               -               -               -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select................................            -              81            (292)              -
    MultiOption Classic/Achiever..................................            -             650             378               -
    MegAnnuity....................................................            -              (1)              1               -
    Adjustable Income Annuity.....................................            -               -               -               -
  Annuity benefit payments:
    MultiOption Flex/Single/Select ...............................            -          (9,333)        (10,219)              -
    MultiOption Classic/Achiever .................................            -          (7,791)         (8,804)              -
    MegAnnuity ...................................................            -             (97)            (52)              -
    Adjustable Income Annuity.....................................            -               -               -               -
                                                                     ----------      ----------      ----------         -------

Increase (decrease) in net assets from contract transactions......      644,594      (2,229,856)       (720,564)        217,357
                                                                     ----------      ----------      ----------         -------

Increase (decrease) in net assets.................................      635,967      (6,446,283)     (5,810,281)        199,463

Net assets at the beginning of period.............................            -      24,324,231      19,195,115               -
                                                                     ----------      ----------      ----------         -------

Net assets at the end of period...................................   $  635,967      17,877,948      13,384,834         199,463
                                                                     ==========      ==========      ==========         =======

                                                                           SEGREGATED SUB-ACCOUNTS
                                                                     ------------------------------------
                                                                        MFS          MFS
                                                                      MID CAP        NEW           MFS
                                                                     GROWTH(b)   DISCOVERY(b)    VALUE(b)
                                                                     ---------   ------------    --------
Operations:
  Investment income (loss) - net..................................       (446)       (4,186)      (2,349)
  Net realized gains (losses) on investments......................        (90)       (6,862)      (3,483)
  Net change in unrealized appreciation or depreciation
    of investments................................................     (4,483)      (78,373)      (6,510)
                                                                      -------       -------      -------

Net increase (decrease) in net assets resulting from operations...     (5,019)      (89,421)     (12,342)
                                                                      -------       -------      -------

Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................    100,175     1,197,409      775,325
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity.....................................          -             -            -
  Contract terminations, withdrawal payments and charges:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................       (785)     (180,947)     (53,594)
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity.....................................          -             -            -
  Actuarial adjustments for mortality experience on annuities in payment period:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................          -            81            -
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity.....................................          -             -            -
  Annuity benefit payments:
    MultiOption Flex/Single/Select................................          -             -            -
    MultiOption Classic/Achiever..................................          -        (8,106)           -
    MegAnnuity....................................................          -             -            -
    Adjustable Income Annuity ....................................          -             -            -
                                                                      -------     ---------      -------

Increase (decrease) in net assets from contract transactions......     99,390     1,008,437      721,731
                                                                      -------     ---------      -------

Increase (decrease) in net assets.................................     94,371       919,016      709,389

Net assets at the beginning of period.............................          -             -            -
                                                                      -------     ---------      -------

Net assets at the end of period...................................     94,371       919,016      709,389
                                                                      =======     =========      =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                         OPPENHEIMER        OPPENHEIMER     OPPENHEIMER    PUTNAM VT
                                                                           CAPITAL             HIGH        INTERNATIONAL  GROWTH AND
                                                                        APPRECIATION(b)      INCOME(b)       GROWTH(b)     INCOME(b)
                                                                        ---------------     -----------    -------------  ----------
Operations:
       Investment income (loss) - net................................    $   (3,494)           (5,499)        (1,080)       (1,026)
       Net realized gains (losses) on investments....................        (2,893)           (5,564)          (323)         (556)
       Net change in unrealized appreciation or depreciation
         of investments..............................................        11,844             4,227        (24,704)         (633)
                                                                         ----------         ---------        -------       -------

Net increase (decrease) in net assets resulting from operations......         5,457            (6,836)       (26,107)       (2,215)
                                                                         ----------         ---------        -------       -------

Contract transactions (notes 2, 3, 4 and 5):
       Contract purchase payments:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................       753,576         1,494,097        257,290       258,559
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
       Contract terminations, withdrawal payments and charges:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................       (36,135)         (464,103)          (961)      (14,409)
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
       Actuarial adjustments for mortality experience on
         annuities in payment period:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................             -               126              -             -
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
       Annuity benefit payments:
            MultiOption Flex/Single/Select...........................             -                 -              -             -
            MultiOption Classic/Achiever.............................             -           (22,443)             -             -
            MegAnnuity...............................................             -                 -              -             -
            Adjustable Income Annuity................................             -                 -              -             -
                                                                         ----------         ---------        -------       -------
Increase in net assets from contract transactions....................       717,441         1,007,677        256,329       244,150
                                                                         ----------         ---------        -------       -------
Increase in net assets...............................................       722,898         1,000,841        230,222       241,935

Net assets at the beginning of period................................             -                 -              -             -
                                                                         ----------         ---------        -------       -------
Net assets at the end of period......................................    $  722,898         1,000,841        230,222       241,935
                                                                         ==========         =========        =======       =======

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                        ----------------------------------------------
                                                                           PUTNAM VT         PUTNAM VT       PUTNAM VT
                                                                         INTERNATIONAL          NEW             NEW
                                                                           GROWTH(b)      OPPORTUNITIES(b)    VALUE(b)
                                                                         -------------    ----------------   ---------
Operations:
       Investment income (loss) - net................................       (5,487)             (301)           (713)
       Net realized gains (losses) on investments....................       (5,226)                9          (1,053)
       Net change in unrealized appreciation or depreciation
         of investments..............................................      (58,746)           (2,419)         (7,892)
                                                                         ---------          --------         -------

Net increase (decrease) in net assets resulting from operations......      (69,459)           (2,711)         (9,658)
                                                                         ---------          --------         -------

Contract transactions (notes 2, 3, 4 and 5):
       Contract purchase payments:
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................    1,664,080            71,252         151,411
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
       Contract terminations, withdrawal payments and charges
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................     (281,742)             (963)         (4,713)
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
       Actuarial adjustments for mortality experience on
         annuities in payment period:
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................           44                 -               -
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
       Annuity benefit payments:
            MultiOption Flex/Single/Select...........................            -                 -               -
            MultiOption Classic/Achiever.............................      (10,411)                -               -
            MegAnnuity...............................................            -                 -               -
            Adjustable Income Annuity................................            -                 -               -
                                                                         ---------          --------         -------
Increase in net assets from contract transactions....................    1,371,971            70,289         146,698
                                                                         ---------          --------         -------
Increase in net assets...............................................    1,302,512            67,578         137,040

Net assets at the beginning of period................................            -                 -               -
                                                                         ---------          --------         -------
Net assets at the end of period......................................    1,302,512            67,578         137,040
                                                                         =========          ========         =======

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                    -----------------------
                                                                          PUTNAM
                                                                            VT
                                                                         VOYAGER(b)
                                                                         ----------
Operations:
   Investment income (loss) - net................................      $       (808)
   Net realized gains (losses) on investments....................              (467)
   Net change in unrealized appreciation or depreciation
      of investments.............................................           (10,744)
                                                                       ------------

Net increase (decrease) in net assets resulting from operations..           (12,019)
                                                                       ------------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................           203,125
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
   Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................           (13,012)
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
   Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................                 -
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
   Annuity benefit payments:
      MultiOption Flex/Single/Select.............................                 -
      MultiOption Classic/Achiever...............................                 -
      MegAnnuity.................................................                 -
      Adjustable Income Annuity..................................                 -
                                                                       ------------
Increase in net assets from contract transactions................           190,113
                                                                       ------------
Increase in net assets...........................................           178,094
Net assets at the beginning of period............................                 -
                                                                       ------------
Net assets at the end of period..................................      $    178,094
                                                                       ============

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                    ---------------------------------------------
                                                                                                         MONEY
                                                                         GROWTH            BOND          MARKET
                                                                         ------            ----          ------
Operations:
  Investment income(loss)-net....................................   $    (2,280,743)    12,737,432      1,542,140
  Net realized gains(losses) on investments......................        17,444,531        114,094              -
  Net change in unrealized appreciation or depreciation
     of investments..............................................       (77,895,141)    (4,892,896)             -
                                                                    ---------------    -----------    -----------

Net increase(decrease)in net assets resulting from operations....       (62,731,353)     7,958,630      1,542,140
                                                                    ---------------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select..............................        10,086,516     18,192,981     59,023,455
     MultiOption Classic/Achiever................................         6,028,840     12,165,387     28,700,388
     MegAnnuity..................................................         1,043,473      1,409,273      3,095,448
     Adjustable Income Annuity...................................                 -              -              -
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select..............................       (41,321,119)   (19,702,710)   (47,048,535)
     MultiOption Classic/Achiever................... ............        (1,684,933)    (1,594,115)   (23,997,060)
     MegAnnuity..................................................        (1,410,456)    (1,316,793)    (2,178,604)
     Adjustable Income Annuity...................................                 -              -              -
  Actuarial adjustments for mortality experience on annuities in payment period:
     MultiOption Flex/Single/Select..............................            (5,100)           (760)         (313)
     MultiOption Classic/Achiever................... ............                 3           (428)             -
     MegAnnuity..................................................               (31)           (83)             -
     Adjustable Income Annuity...................................                 -              -              -
  Annuity benefit payments:
     MultiOption Flex/Single/Select..............................          (264,450)      (222,295)       (30,184)
     MultiOption Classic/Achiever................................           (27,190)       (53,069)       (10,129)
     MegAnnuity..................................................            (5,035)        (2,056)             -
     Adjustable Income Annuity...................................                 -              -              -
                                                                    ---------------    -----------    -----------
Increase(decrease) in net assets from contract transactions......       (27,559,482)     8,875,332     17,554,466
                                                                    ---------------    -----------    -----------
Increase(decrease) in net assets.................................       (90,290,835)    16,833,962     19,096,606

Net assets at the beginning of year..............................       250,151,784    119,883,733     53,990,221
                                                                    ---------------    -----------    -----------
Net assets at the end of year....................................   $   159,860,949    136,717,695     73,086,827
                                                                    ===============    ===========    ===========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                               --------------------------------------------------------------------
                                                                  ASSET            MORTGAGE             INDEX           CAPITAL
                                                                ALLOCATION        SECURITIES             500          APPRECIATION
                                                               ------------       -----------        -----------      ------------
Operations:
  Investment income(loss)-net..............................       2,419,575        13,096,185           (918,346)       (2,066,228)
  Net realized gains(losses) on investments................      30,932,298           948,443         12,483,839        48,160,273
  Net change in unrealized appreciation or depreciation
     of investments........................................    (107,229,500)       (5,803,739)       (59,177,857)     (105,213,252)
                                                               ------------       -----------        -----------      ------------

Net increase(decrease)in net assets resulting from
     operations............................................     (73,877,627)        8,240,889        (47,612,364)      (59,119,207)
                                                               ------------       -----------        -----------      ------------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
     MultiOption Flex/Single/Select........................      13,663,875        26,621,194         17,255,786         6,151,204
     MultiOption Classic/Achiever..........................       9,538,808        20,289,595         11,029,755         3,298,061
     MegAnnuity............................................         866,771         1,116,618          2,185,449           592,549
     Adjustable Income Annuity.............................               -                 -          5,215,886                 -
  Contract terminations, withdrawal payments and charges:
     MultiOption Flex/Single/Select........................     (84,633,135)      (18,176,515)       (56,539,241)      (35,907,111)
     MultiOption Classic/Achiever..........................      (6,264,052)       (3,245,732)        (3,205,633)       (1,019,427)
     MegAnnuity............................................      (1,764,676)         (503,949)        (2,199,505)       (1,255,993)
     Adjustable Income Annuity.............................               -                 -         (4,939,393)                -
  Actuarial adjustments for mortality experience
     on annuities in payment period:
     MultiOption Flex/Single/Select........................         (28,921)            2,472            (25,318)          (10,269)
     MultiOption Classic/Achiever................... ......            (157)           (1,181)              (541)              185
     MegAnnuity............................................             (86)                2               (259)              (21)
     Adjustable Income Annuity.............................               -                 -            922,269                 -
  Annuity benefit payments:
     MultiOption Flex/Single/Select........................        (665,516)         (184,148)          (502,563)         (268,691)
     MultiOption Classic/Achiever..........................         (15,379)          (13,722)           (61,780)          (21,611)
     MegAnnuity............................................         (24,334)             (562)            (4,949)           (2,465)
     Adjustable Income Annuity.............................               -                 -         (2,133,724)                -
                                                               ------------       -----------        -----------      ------------
Increase(decrease) in net assets from contract
     transactions..........................................     (69,326,802)       25,904,072        (33,003,761)      (28,443,587)
                                                               ------------       -----------        -----------      ------------
Increase(decrease) in net assets...........................    (143,204,429)       34,144,961        (80,616,125)      (87,562,794)

Net assets at the beginning of year........................     477,487,171       102,774,199        363,618,308       240,697,829
                                                               ------------       -----------        -----------      ------------
Net assets at the end of year..............................     334,282,742       136,919,160        283,002,183       153,135,035
                                                               ============       ===========        ===========      ============

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------------
                                                                                                               MATURING
                                                                                              SMALL           GOVERNMENT
                                                                      INTERNATIONAL          COMPANY             BOND
                                                                          STOCK              GROWTH              2002
                                                                      -------------        -----------        ----------
Operations:
   Investment income (loss) - net.................................    $   5,171,212         (1,336,180)          321,328
   Net realized gains (losses) on investments.....................       14,994,802         37,335,600            28,803
   Net change in unrealized appreciation or depreciation
      of investments..............................................      (44,770,596)       (59,319,337)          112,049
                                                                      -------------        -----------        ----------

Net increase (decrease) in net assets resulting from operations...      (24,604,582)       (23,319,917)          462,180
                                                                      -------------        -----------        ----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select..............................        6,792,408          5,509,192           980,548
      MultiOption Classic/Achiever................................        4,258,361          3,265,758            10,855
      MegAnnuity..................................................        1,078,325            505,694            25,340
      Adjustable Income Annuity...................................                -                  -                 -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select..............................      (33,691,697)       (21,332,603)       (1,045,734)
      MultiOption Classic/Achiever................................         (947,084)        (1,071,471)          (26,916)
      MegAnnuity..................................................       (1,761,063)          (925,593)       (1,289,407)
      Adjustable Income Annuity...................................                -                  -                 -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select..............................           (5,625)            (9,842)              (48)
      MultiOption Classic/Achiever................................             (137)              (176)                -
      MegAnnuity..................................................             (288)               (29)                1
      Adjustable Income Annuity...................................                -                  -                 -
  Annuity benefit payments:
      MultiOption Flex/Single/Select..............................         (305,253)          (219,773)           (2,478)
      MultiOption Classic/Achiever................................           (7,467)            (4,147)                -
      MegAnnuity..................................................          (11,304)              (954)                -
      Adjustable Income Annuity...................................                -                  -                 -
                                                                      -------------        -----------        ----------

Increase (decrease) in net assets from contract transactions......      (24,600,824)       (14,283,944)       (1,347,839)
                                                                      -------------        -----------        ----------

Increase (decrease) in net assets.................................      (49,205,406)       (37,603,861)         (885,659)

Net assets at the beginning of year...............................      204,080,280        143,956,181         8,579,902
                                                                      -------------        -----------        ----------

Net assets at the end of year.....................................    $ 154,874,874        106,352,320         7,694,243
                                                                      =============        ===========        ==========


                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------
                                                                         MATURING           MATURING
                                                                        GOVERNMENT         GOVERNMENT
                                                                           BOND               BOND              VALUE
                                                                           2006               2010              STOCK
                                                                        ----------        ----------         -----------
Operations:
   Investment income (loss) - net.................................         333,622           557,137            (143,728)
   Net realized gains (losses) on investments.....................          78,786            85,793          (1,118,873)
   Net change in unrealized appreciation or depreciation
      of investments..............................................          77,124          (476,175)        (10,703,718)
                                                                        ----------        ----------         -----------

Net increase (decrease) in net assets resulting from operations...         489,532           166,755         (11,966,319)
                                                                        ----------        ----------         -----------
Contract transactions (notes 2, 3, 4 and 5):
  Contract purchase payments:
      MultiOption Flex/Single/Select..............................       2,814,823         1,804,178           6,524,582
      MultiOption Classic/Achiever................................         121,144            39,550           3,177,504
      MegAnnuity..................................................         307,331           122,476             337,749
      Adjustable Income Annuity...................................               -                 -                   -
  Contract terminations, withdrawal payments and charges:
      MultiOption Flex/Single/Select..............................      (1,355,238)       (1,532,887)        (18,803,700)
      MultiOption Classic/Achiever................................         (42,922)          (35,066)           (773,549)
      MegAnnuity..................................................         (32,348)         (204,630)           (338,561)
      Adjustable Income Annuity...................................               -                 -                   -
  Actuarial adjustments for mortality experience on annuities in payment period:
      MultiOption Flex/Single/Select..............................          (1,675)           (1,619)             (6,284)
      MultiOption Classic/Achiever................................               -                 -                 (99)
      MegAnnuity..................................................              (9)                -                 (33)
      Adjustable Income Annuity...................................               -                 -                   -
  Annuity benefit payments:
      MultiOption Flex/Single/Select..............................         (31,940)          (31,130)           (210,702)
      MultiOption Classic/Achiever................................               -                 -              (3,550)
      MegAnnuity..................................................          (3,300)                -              (1,058)
      Adjustable Income Annuity...................................               -                 -                   -
                                                                        ----------        ----------         -----------

Increase (decrease) in net assets from contract transactions .....       1,775,866           160,872         (10,097,701)
                                                                        ----------        ----------         -----------

Increase (decrease) in net assets.................................       2,265,398           327,627         (22,064,020)

Net assets at the beginning of year...............................       6,427,154         5,512,842         107,444,763
                                                                        ----------        ----------         -----------

Net assets at the end of year.....................................       8,692,552         5,840,469          85,380,743
                                                                        ==========        ==========         ===========


See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                           YEAR ENDED DECEMBER 31,2001

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                ---------------------------------------------------
                                                                                    SMALL
                                                                                   COMPANY       GLOBAL     INDEX 400    MACRO-CAP
                                                                                    VALUE         BOND       MID-CAP       VALUE
                                                                                   -------       ------     ---------    ----------
Operations:
    Investment income(loss)- net..............................................  $   (286,814)     (58,502)     (85,857)    (202,192)
    Net realized gains(losses) on investments.................................     2,487,180     (145,764)     931,979     (849,895)
    Net change in unrealized appreciation or depreciation
         of investments.......................................................       408,180     (682,425)  (1,430,377)    (857,852)
                                                                                ------------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations...............     2,608,546     (886,691)    (584,255)  (1,909,939)
                                                                                ------------   ----------   ----------   ----------

Contract transactions(notes 2,3,4 and 5):
   Contract purchase payments:
         MultiOption Flex/Single/Select.......................................    10,824,632    2,205,693    4,094,858    3,294,368
         MultiOption Classic/Achiever.........................................     4,274,965    3,194,978    2,338,091    2,257,223
         MegAnnuity...........................................................       507,905       17,236      137,002      186,496
         Adjustable Income Annuity............................................             -            -            -            -
   Contract terminations, withdrawal payments and charges:
         MultiOption Flex/Single/Select.......................................    (6,838,968)  (2,451,032)  (5,477,900)  (6,420,190)
         MultiOption Classic/Achiever.........................................      (827,001)    (532,392)    (598,273)    (389,578)
         MegAnnuity...........................................................       (100516)     (12,961)     (98,032)     (17,620)
        Adjustable Income Annuity.............................................             -            -            -            -
   Actuarial adjustments for mortality experience on annuities in payment period:
         MultiOption Flex/Single/Select.......................................        (3,207)         776         (457)         393
         MultiOption Classic/Achiever.........................................        (2,787)        (863)         (56)      (1,036)
         MegAnnuity...........................................................             -            2            -           (1)
         Adjustable Income Annuity............................................             -            -            -            -
   Annuity benefit payments:
         MultiOption Flex/Single/Select.......................................       (40,916)     (20,022)     (22,471)     (24,412)
         MultiOption Classic/Achiever.........................................       (10,945)      (5,859)     (12,134)     (16,561)
         MegAnnuity...........................................................           (64)         (56)         (57)         (84)
         Adjustable Income Annuity............................................             -            -            -            -
                                                                                ------------   ----------   ----------   ----------
Increase (decrease) in net assets from contract transactions .................     7,783,098    2,395,500      360,571   (1,131,003)
                                                                                ------------   ----------   ----------   ----------
Increase (decrease) in net assets.............................................    10,391,644    1,508,809     (223,684)  (3,040,942)

Net assets at the beginning of year...........................................    16,728,288   34,615,591   22,108,565   20,457,888
                                                                                ------------   ----------   ----------   ----------
Net assets at the end of year.................................................  $ 27,119,932   36,124,400   21,884,881   17,416,946
                                                                                ============   ==========   ==========   ==========

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                 --------------------------------------------------
                                                                                                  REAL       TEMPLETON   TEMPLETON
                                                                                   MICRO-CAP     ESTATE      DEVELOPING    ASSET
                                                                                    GROWTH     SECURITIES     MARKETS     STRATEGY
                                                                                 -----------   ----------   ----------   ----------
Operations:
    Investment income(loss)- net..............................................      (387,231)     271,041      (95,837)      96,653
    Net realized gains(losses) on investments.................................    (2,135,308)     (12,395)    (455,722)     (34,067)
    Net change in unrealized appreciation or depreciation
         of investments.......................................................    (2,236,324)     583,655     (263,748)    (162,735)
                                                                                 -----------   ----------   ----------   ----------

Net increase (decrease) in net assets resulting from operations...............    (4,758,863)     842,301     (815,307)    (100,149)
                                                                                 -----------   ----------   ----------   ----------

Contract transactions(notes 2,3,4 and 5):
   Contract purchase payments:
         MultiOption Flex/Single/Select.......................................     2,675,725    3,552,503      546,740    1,241,844
         MultiOption Classic/Achiever.........................................     2,543,006    2,080,682      781,856    1,039,874
         MegAnnuity...........................................................        94,341      209,909       36,709       62,009
         Adjustable Income Annuity............................................             -            -            -            -
   Contract terminations, withdrawal payments and charges:
         MultiOption Flex/Single/Select.......................................    (6,704,780)  (1,911,551)  (1,305,686)    (190,301)
         MultiOption Classic/Achiever.........................................    (1,171,087)    (364,755)    (235,020)     (19,997)
         MegAnnuity...........................................................      (105,203)     (44,705)     (48,098)      (5,074)
         Adjustable Income Annuity............................................             -            -            -            -
   Actuarial adjustments for mortality experience on annuities in payment period:
         MultiOption Flex/Single/Select.......................................          (171)        (120)      (1,080)           -
         MultiOption Classic/Achiever.........................................          (434)        (301)        (774)         (13)
         MegAnnuity...........................................................             -            -           (1)           -
         Adjustable Income Annuity............................................             -            -            -            -
   Annuity benefit payments:
         MultiOption Flex/Single/Select.......................................       (25,940)      (6,418)     (24,855)           -
         MultiOption Classic/Achiever.........................................       (13,749)      (1,432)      (2,892)        (463)
         MegAnnuity ..........................................................           (70)           -          (18)           -
         Adjustable Income Annuity............................................             -            -            -            -
                                                                                 -----------   ----------   ----------   ----------
Increase (decrease) in net assets from contract transactions .................    (2,708,362)   3,513,812     (253,119)   2,127,879
                                                                                 -----------   ----------   ----------   ----------
Increase (decrease) in net assets.............................................    (7,467,225)   4,356,113   (1,068,426)   2,027,730

Net assets at the beginning of year...........................................    37,217,377    8,022,556    8,916,245      191,878
                                                                                 -----------   ----------   ----------   ----------
Net assets at the end of year.................................................    29,750,152   12,378,669    7,847,819    2,219,608
                                                                                 ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2001

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------------------------------------
                                                                                       FIDELITY        FIDELITY         FIDELITY
                                                                      FRANKLIN            VIP            VIP               VIP
                                                                      SMALL CAP         MID CAP       CONTRAFUND      EQUITY-INCOME
                                                                     -----------      ----------      -----------     -------------
Operations:
   Investment income (loss) - net................................  $   (43,857)       (252,541)        (121,657)         (37,978)
   Net realized gains (losses) on investments....................     (150,955)        (80,942)        (204,398)         403,381
   Net change in unrealized appreciation or depreciation
       of investments............................................     (363,329)       (528,418)      (2,416,985)      (1,289,643)
                                                                   -----------       ---------      -----------      -----------

Net increase (decrease) in net assets resulting from operations..     (558,141)       (861,901)      (2,743,040)        (924,240)
                                                                   -----------       ---------      -----------      -----------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
        MultiOption Flex/Single/Select...........................    2,505,342       3,145,949        3,423,303        9,483,718
        MultiOption Classic/Achiever.............................    2,884,392       3,636,395        4,699,169        6,322,845
        MegAnnuity...............................................       92,420         117,742          174,173          389,754
        Adjustable Income Annuity................................            -               -                -                -
   Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select...........................     (363,137)     (3,377,930)      (2,359,640)      (1,069,899)
        MultiOption Classic/Achiever.............................     (234,906)       (570,118)        (444,531)        (305,024)
        MegAnnuity...............................................            -        (198,195)        (225,238)        (334,703)
        Adjustable Income Annuity................................            -               -                -                -
   Actuarial adjustments for mortality experience on
     annuities in payment period:
        MultiOption Flex/Single/Select...........................          173             193              107               13
        MultiOption Classic/Achiever.............................            -            (867)              89             (100)
        MegAnnuity...............................................            2               1                -                1
        Adjustable Income Annuity................................            -               -                -                -
   Annuity benefit payments:
        MultiOption Flex/Single/Select...........................       (4,373)         (4,235)          (7,904)          (7,205)
        MultiOption Classic/Achiever.............................            -          (7,239)          (6,742)          (5,941)
        MegAnnuity...............................................           (5)             (5)               -              (14)
        Adjustable Income Annuity................................            -               -                -                -
                                                                   -----------       ---------      -----------     ------------

Increase in net assets from contract transactions ...............    4,879,909       2,741,691        5,252,787       14,473,445
                                                                   -----------       ---------      -----------     ------------

Increase in net assets...........................................    4,321,768       1,879,790        2,509,746       13,549,205

Net assets at the beginning of year..............................    2,531,218      19,104,947       18,991,425       10,037,947
                                                                   -----------      ----------      -----------     ------------

Net assets at the end of year....................................  $ 6,852,986      20,984,737       21,501,171       23,587,152
                                                                   ===========      ==========      ===========     ============

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                     ------------------------------------------------
                                                                     JANUS ASPEN      JANUS ASPEN     CREDIT SUISSE
                                                                       CAPITAL       INTERNATIONAL     GLOBAL POST-
                                                                     APPRECIATION       GROWTH        VENTURE CAPITAL
                                                                     ------------    -------------    ---------------
Operations:
   Investment income (loss) - net................................     (109,977)       (113,503)        (10,667)
   Net realized gains (losses) on investments....................   (2,415,269)     (2,022,713)       (107,724)
   Net change in unrealized appreciation or depreciation
       of investments............................................   (4,636,027)     (3,641,922)       (140,812)
                                                                   -----------     -----------      ----------

Net increase (decrease) in net assets resulting from operations..   (7,161,273)     (5,778,138)       (259,203)
                                                                   -----------     -----------      ----------

Contract transactions (notes 2, 3, 4 and 5):
   Contract purchase payments:
        MultiOption Flex/Single/Select...........................    2,648,153       2,841,311         313,174
        MultiOption Classic/Achiever.............................    4,328,073       3,889,896         619,197
        MegAnnuity...............................................      233,032         205,795           1,186
        Adjustable Income Annuity................................            -               -               -
   Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select...........................   (3,885,686)     (2,736,852)       (111,766)
        MultiOption Classic/Achiever.............................     (968,060)       (384,028)       (207,007)
        MegAnnuity...............................................     (213,870)       (153,916)         (1,495)
        Adjustable Income Annuity................................            -               -               -
   Actuarial adjustments for mortality experience on
     annuities in payment period:
        MultiOption Flex/Single/Select...........................          (66)            148               -
        MultiOption Classic/Achiever.............................         (745)           (462)              -
        MegAnnuity...............................................            2               1               -
        Adjustable Income Annuity................................            -               -               -
   Annuity benefit payments:
        MultiOption Flex/Single/Select...........................       (4,140)         (6,584)              -
        MultiOption Classic/Achiever.............................       (9,307)        (11,281)              -
        MegAnnuity...............................................          (19)            (10)              -
        Adjustable Income Annuity................................            -               -               -
                                                                   -----------     -----------      ----------

Increase in net assets from contract transactions................    2,127,367       3,644,018         613,289
                                                                   -----------     -----------      ----------

Increase in net assets...........................................   (5,033,906)     (2,134,120)        354,086

Net assets at the beginning of year..............................   29,358,137      21,329,235         631,052
                                                                   -----------     -----------      ----------

Net assets at the end of year....................................   24,324,231      19,195,115         985,138
                                                                   ===========     ===========      ==========

See accompanying notes to financial statements.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts consisting of fifty segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Acheiver (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the fifty segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc. (the Fund), AIM Variable Insurance Funds, American Century Variable Portfolios, Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Putnam Variable Trust (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except Global Bond Portfolio which is non-diversified), open-end management investment company.

Payments allocated to the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, Real Estate Securities, AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, AIM Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation (formerly Templeton Asset Strategy), Janus Balanced, Janus Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager segregated sub-accounts are invested in shares of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company Growth, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010, Value Stock, Small Company Value, Global Bond, Index 400 Mid-Cap, Macro-Cap Value, Micro-Cap Growth, and Real Estate Securities Portfolios of the Fund; Series II shares of AIM Aggressive Growth, AIM Balanced, AIM Dent Demographic Trends, and AIM Premier Equity Funds of AIM Variable Insurance Funds; Class II shares of American Century VP Income and Growth, American Century VP Ultra, and American Century Value Funds of American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of Fidelity VIP Contrafund, Fidelity VIP Equity-Income, and Fidelity VIP Mid Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, and Templeton Global Asset Allocation (formerly Templeton Asset Strategy) Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus International Growth Porfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust, respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Fund. Both Securian and Advantus are sister companies of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

    INVESTMENTS IN UNDERLYING FUNDS

    Investments in shares of the Fund are stated at market value which is the net asset value per share as determined daily by the Fund. Investment transactions are accounted for on the date the shares are purchased or sold. The cost of investments sold is determined on the average cost method. All dividend distributions received from the Fund are reinvested in additional shares of the underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the underlying Funds. Therefore, no dividend income is recorded in the statement of operations related to such consent dividends.

    FEDERAL INCOME TAXES

    The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

    CONTRACTS IN ANNUITY PAYMENT PERIOD

    MULTIOPTION FLEX/SINGLE/SELECT AND MULTIOPTION CLASSIC/ACHIEVER:

    Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

    MEGANNUITY:

    Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of
    3.50 percent.

    ADJUSTABLE INCOME ANNUITY:

    Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(3) EXPENSES AND RELATED PARTY TRANSACTIONS

    MULTIOPTION FLEX/SINGLE/SELECT:

    The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

    A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2002 and 2001, contingent deferred sales charges totaled $2,666,946 and $3,921,451, respectively.

    MULTIOPTION CLASSIC/ACHIEVER:

    The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account.

    The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

    A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2002 and 2001, contingent deferred sales charges totaled $843,907 and $500,225, respectively.

    MEGANNUITY:

    The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.35 percent of the average daily net assets of the Account.

    Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2002 and 2001.

                            VARIABLE ANNUITY ACCOUNT

    ADJUSTABLE INCOME ANNUITY:

    The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account.

    The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

    Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

         A sales charge ranging from 1.50 to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2002 and 2001 amounted to $19,591 and $5,118, respectively.

         A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2002 and 2001 amounted to $44,944 and $28,646, respectively.

         A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2002 and 2001 amounted to $963 and $2,242, respectively.

    OTHER:

    To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.95% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

(4) The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the period ended December 31, 2002:

Growth...............................................    $   9,929,761
Bond.................................................       31,866,978
Money Market.........................................       65,232,846
Asset Allocation.....................................       13,111,174
Mortgage Securities..................................       49,293,012
Index 500............................................       28,857,755
Capital Appreciation.................................        5,875,006
International Stock..................................       11,882,672
Small Company Growth.................................        6,412,994
Maturing Government Bond 2002........................          378,035
Maturing Government Bond 2006........................        2,842,651
Maturing Government Bond 2010........................        4,508,617
Value Stock..........................................        7,488,811
Small Company Value..................................       15,381,705
Global Bond..........................................        8,249,334
Index 400 Mid-Cap....................................        6,884,748
Macro-Cap Value......................................        3,319,173
Micro-Cap Growth.....................................        3,154,396
Real Estate Securities...............................       18,773,268
AIM Aggressive Growth................................          159,805
AIM Balanced.........................................          198,025
AIM Dent Demographic Trends..........................           49,014
AIM Premier Equity...................................          266,302
American Century Income and Growth...................          239,070
American Century Ultra...............................        2,785,164
American Century Value...............................          589,542
Credit Suisse Global Post-Venture Capital............          211,586
Fidelity VIP Contrafund..............................        7,824,802
Fidelity VIP Equity-Income...........................       17,400,462
Fidelity VIP Mid Cap.................................        8,420,805
Franklin Large Cap Growth Securities.................          224,998
Franklin Small Cap...................................        4,651,394
Franklin Mutual Shares Securities....................          649,993
Templeton Developing Market Securities...............        3,755,541
Templeton Global Asset Allocation....................        2,318,015
Janus Aspen Balanced.................................          675,684
Janus Aspen Capital Appreciation.....................        3,502,055
Janus Aspen International Growth.....................        3,582,185
MFS Investors Growth Stock...........................          250,580
MFS Mid Cap Growth...................................          100,175
MFS New Discovery....................................        1,197,408
MFS Value............................................          775,324
Oppenheimer Capital Appreciation.....................          753,575
Oppenheimer High Income..............................        1,494,098
Oppenheimer International Growth.....................          257,289
Putnam VT Growth and Income..........................          258,559
Putnam VT International Growth.......................        1,664,081
Putnam VT New Opportunities..........................           71,251
Putnam VT New Value..................................          151,411
Putnam VT Voyager....................................          203,125

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT

         Transactions in units for each segregated sub-account for the years ended December 31, 2002 and 2001 were as follows:

                                                                       SEGREGATED SUB-ACCOUNTS
                                             ---------------------------------------------------------------------------
                                                                                 MONEY         ASSET           MORTGAGE
                                               GROWTH              BOND          MARKET      ALLOCATION       SECURITIES
                                             -----------        ----------     ----------    -----------      ----------
Units outstanding at
  December 31, 2000 ......................    44,741,308        40,948,594     20,332,821    110,523,979      35,322,437
      Contract purchase
              payments....................     2,386,244         6,629,588     31,782,472      3,764,276       9,835,724
      Contract terminations,
              withdrawal payments
              and charges.................   (10,130,967)       (7,253,000)   (25,360,133)   (24,585,662)     (6,801,904)
                                             -----------        ----------     ----------    -----------      ----------
Units outstanding at
  December 31, 2001 ......................    36,996,585        40,325,182     26,755,160     89,702,593      38,356,257
      Contract purchase
              payments....................     1,571,397         4,977,792     17,843,338      2,554,862       9,429,289
      Contract terminations,
              withdrawal payments
              and charges.................    (8,834,941)       (8,072,567)   (21,077,921)   (21,009,089)     (8,286,775)
                                             -----------        ----------     ----------    -----------      ----------
Units outstanding at
  December 31, 2002 ......................    29,733,041        37,230,407     23,520,577     71,248,366      39,498,771
                                             ===========        ==========     ==========    ===========      ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                                           SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------------------
                                                                                                      SMALL           MATURING
                                                INDEX            CAPITAL        INTERNATIONAL        COMPANY         GOVERNMENT
                                                 500           APPRECIATION         STOCK             GROWTH          BOND 2002
                                             -----------       ------------     -------------      ------------      -----------
Units outstanding at
  December 31, 2000 ......................    57,419,887         43,737,791        78,843,583        58,341,477        4,447,621
     Contract purchase
       payments ..........................     3,664,536          1,457,671         3,055,548         2,996,786          635,902
     Contract terminations,
       withdrawal payments
       and charges........................   (12,354,714)        (8,642,728)      (15,603,177)      (11,913,372)        (678,387)
                                             -----------       ------------     -------------      ------------      -----------
Units outstanding at
  December 31, 2001 ......................    48,729,709         36,552,734        66,295,954        49,424,891        4,405,136
     Contract purchase
       payments ..........................     2,740,033          1,280,751         2,538,147         2,545,801          233,635
     Contract terminations,
       withdrawal payments
       and charges.........................  (11,610,524)        (8,724,791)      (14,138,317)      (10,918,350)      (4,638,771)
                                             -----------       ------------     -------------      ------------      -----------
Units outstanding at
  December 31, 2002 ......................    39,859,218         29,108,694        54,695,784        41,052,342                -
                                             ===========       ============     =============      ============      ===========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED


                                                                 SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------------
                                          MATURING       MATURING                         SMALL
                                         GOVERNMENT     GOVERNMENT       VALUE           COMPANY          GLOBAL
                                          BOND 2006      BOND 2010       STOCK            VALUE            BOND
                                         ----------     ----------     ----------       ----------      ----------
Units outstanding at
  December 31, 2000 ................      3,285,116      2,534,718     48,857,170       11,880,948      29,794,509
    Contract purchase
      payments .....................      1,638,226        984,549      3,386,013        8,644,537       2,125,147
    Contract terminations,
      withdrawal payments
      and charges...................       (778,207)      (846,703)    (9,876,119)      (5,554,913)     (2,382,365)
                                         ----------     ----------     ----------       ----------      ----------
Units outstanding at
  December 31, 2001 ................      4,145,135      2,672,564     42,367,064       14,970,572      29,537,291
    Contract purchase
      payments .....................      1,483,421      2,069,666      2,650,993        6,637,392       3,203,409
    Contract terminations,
      withdrawal payments
      and charges...................       (980,855)      (961,022)    (9,027,292)      (6,245,267)     (2,860,150)
                                         ----------     ----------     ----------       ----------      ----------
Units outstanding at
  December 31, 2002 ................      4,647,701      3,781,208     35,990,765       15,362,697      29,880,550
                                         ==========     ==========     ==========       ==========      ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                                     SEGREGATED SUB-ACCOUNTS
                                            -----------------------------------------------------------------------------
                                                                                                          CREDIT SUISSE
                                             INDEX 400       MACRO-CAP     MICRO-CAP      REAL ESTATE      GLOBAL POST-
                                              MID-CAP          VALUE        GROWTH        SECURITIES      VENTURE CAPITAL
                                            ----------      ----------    -----------     -----------    ----------------
Units outstanding at
   December 31, 2000 .................      11,875,613      15,947,454     16,303,716      7,203,711          311,865
     Contract purchase
       payments ......................       2,923,984       3,099,648      1,591,287      3,385,738          459,201
     Contract terminations,
       withdrawal payments
       and charges ...................      (3,948,511)     (6,153,028)    (4,026,851)    (1,860,618)        (170,761)
                                            ----------      ----------    -----------     ----------     ------------
Units outstanding at
  December 31, 2001 ..................      10,851,086      12,894,074     13,868,152      8,728,831          600,305
     Contract purchase
       payments ......................       2,800,892       2,136,261      1,314,237      9,375,356          168,398
     Contract terminations,
       withdrawal payments
       and charges ...................      (3,822,116)     (3,757,214)    (3,791,506)    (3,058,362)        (229,243)
                                            ----------      ----------    -----------     ----------     ------------
Units outstanding at
  December 31, 2002 ..................       9,829,862      11,273,121     11,390,883     15,045,825          539,460
                                            ==========      ==========    ===========     ==========     ============

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------
                                          FIDELITY VIP    FIDELITY VIP    FIDELITY VIP     FRANKLIN
                                           CONTRAFUND     EQUITY-INCOME     MID CAP        SMALL CAP
                                          ------------    -------------   ------------     ----------
Units outstanding at
  December 31, 2000 ................        13,258,550        5,449,241     11,054,158      1,286,165
    Contract purchase
      payments .....................         5,565,427       10,456,743      4,171,179      3,975,760
    Contract terminations,
      withdrawal payments
      and charges...................        (4,340,323)      (2,697,700)    (4,451,158)    (1,019,971)
                                          ------------    -------------   ------------     ----------
Units outstanding at
  December 31, 2001 ................        14,483,654       13,208,284     10,774,179      4,241,954
    Contract purchase
      payments .....................         5,267,475        7,628,714      3,656,913      4,127,445
    Contract terminations,
      withdrawal payments
      and charges...................        (5,339,430)      (5,574,740)    (4,140,725)    (1,823,580)
                                          ------------    -------------   ------------     ----------
Units outstanding at
  December 31, 2002 ................        14,411,699       15,262,258     10,290,367      6,545,819
                                          ============    =============   ============     ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         FLEX/SINGLE/SELECT - CONTINUED

                                                          SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------
                                         TEMPLETON        TEMPLETON
                                         DEVELOPING         GLOBAL      JANUS ASPEN      JANUS ASPEN
                                          MARKETS           ASSET         CAPITAL       INTERNATIONAL
                                        SECURITIES      ALLOCATION(A)   APPRECIATION       GROWTH
                                        ----------      -------------   ------------    -------------
Units outstanding at
  December 31, 2000 .............       12,282,847             35,890     24,908,603       18,557,868
    Contract purchase
      payments ..................        1,621,141          1,462,714      5,909,919        6,163,402
    Contract terminations,
      withdrawal payments
      and charges................       (3,082,927)          (299,196)    (8,061,242)      (6,404,843)
                                        ----------      -------------   ------------    -------------
Units outstanding at
  December 31, 2001 .............       10,821,061          1,199,408     22,757,280       18,316,427
    Contract purchase
      payments ..................        2,098,267          1,344,779      3,013,790        2,936,346
    Contract terminations,
      withdrawal payments
      and charges................       (3,176,384)          (451,600)    (7,720,066)      (5,937,097)
                                        ----------      -------------   ------------    -------------
Units outstanding at
  December 31, 2002 .............        9,742,944          2,092,587     18,051,004       15,315,676
                                        ==========      =============   ============    =============

(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION CLASSIC/ACHIEVER

         Transactions in units for each segregated sub-account for the periods ended December 31, 2002 and 2001 were as follows:

                                                                           SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------
                                                                                   MONEY         ASSET        MORTGAGE
                                                       GROWTH         BOND         MARKET      ALLOCATION    SECURITIES
                                                     ----------    ----------   -----------    ----------    -----------
Units outstanding at
  December 31, 2000...............................   11,996,641     6,623,899    13,677,970    21,254,044     9,161,060
      Contract purchase
         payments.................................    8,158,005    10,518,039    26,746,610    10,628,498    17,191,267
      Contract terminations,
         withdrawal payments
         and charges..............................   (2,365,092)   (1,396,017)  (22,340,585)   (7,530,289)   (2,772,281)
                                                     ----------    ----------   -----------    ----------    ----------
Units outstanding at
  December 31, 2001...............................   17,789,554    15,745,921    18,083,995    24,352,253    23,580,046
      Contract purchase
         payments.................................    6,662,981    12,655,121    27,207,204     4,939,052    15,893,063
      Contract terminations,
         withdrawal payments
         and charges..............................   (4,310,798)   (4,719,935)  (27,324,873)   (6,059,862)   (5,491,697)
                                                     ----------    ----------   -----------    ----------    ----------
Units outstanding at
  December 31, 2002...............................   20,141,737    23,681,107    17,966,326    23,231,443    33,981,412
                                                     ==========    ==========   ===========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------
                                                                                                 SMALL         MATURING
                                                       INDEX        CAPITAL     INTERNATIONAL   COMPANY       GOVERNMENT
                                                        500       APPRECIATION      STOCK        GROWTH        BOND 2002
                                                     -----------  ------------  -------------  -----------    ----------
Units outstanding at
  December 31, 2000...............................   17,088,669     5,285,592     6,236,385     5,613,218       282,271
      Contract purchase
         payments.................................   12,199,387     3,458,507     4,344,974     3,311,905         9,844
      Contract terminations,
         withdrawal payments
         and charges..............................   (3,646,854)   (1,112,048)   (1,002,498)   (1,080,736)      (24,785)
                                                     ----------    ----------    ----------    ----------      --------
Units outstanding at
  December 31, 2001...............................   25,641,202     7,632,051     9,578,861     7,844,387       267,330
      Contract purchase
         payments.................................   10,143,577     2,267,816     5,281,001     2,427,723         9,456
      Contract terminations,
         withdrawal payments
         and charges..............................   (6,238,057)   (2,136,209)   (2,049,126)   (1,828,119)     (276,786)
                                                     ----------    ----------    ----------    ----------      --------
Units outstanding at
  December 31, 2002...............................   29,546,722     7,763,658    12,810,736     8,443,991             -
                                                     ==========    ==========    ==========    ==========      ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                      -------------------------------------------------------------------
                                                       MATURING      MATURING                     SMALL
                                                      GOVERNMENT    GOVERNMENT      VALUE        COMPANY         GLOBAL
                                                       BOND 2006     BOND 2010      STOCK         VALUE           BOND
                                                      ----------    ----------   -----------   -----------    -----------
Units outstanding at
  December 31, 2000...............................      270,313       484,046     3,354,458     1,961,812      3,324,904
      Contract purchase
         payments.................................      101,932        32,850     3,433,820     3,052,249      3,242,206
      Contract terminations,
         withdrawal payments
         and charges..............................      (36,903)      (29,581)     (851,591)     (631,565)      (544,593)
                                                       --------      --------    ----------    ----------     ----------
Units outstanding at
  December 31, 2001 ..............................      335,342       487,315     5,936,687     4,382,496      6,022,517
      Contract purchase
         payments.................................       24,353       156,104     2,909,371     3,976,255      3,963,388
      Contract terminations,
         withdrawal payments
         and charges..............................      (14,989)      (30,266)   (1,584,149)   (1,552,158)    (1,466,601)
                                                       --------      --------    ----------    ----------     ----------
Units outstanding at
  December 31, 2002...............................      344,706       613,153     7,261,909     6,806,593      8,519,304
                                                       ========      ========    ==========    ==========     ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                     --------------------------------------------------------------------
                                                                                                                 AIM
                                                      INDEX 400      MACRO-CAP    MICRO-CAP   REAL ESTATE     AGGRESSIVE
                                                       MID-CAP         VALUE        GROWTH     SECURITIES       GROWTH
                                                     -----------    ----------   -----------  ------------    -----------
Units outstanding at
  December 31, 2000...............................    2,634,518     1,867,540     3,176,923       471,189              -
      Contract purchase
         payments.................................    1,947,353     2,439,987     2,049,284     1,682,415              -
      Contract terminations,
         withdrawal payments
         and charges..............................     (517,172)     (445,707)     (975,222)     (308,581)             -
                                                     ----------     ---------    ----------    ----------       --------
Units outstanding at
  December 31, 2001...............................    4,064,699     3,861,820     4,250,985     1,845,023              -
      Contract purchase
         payments.................................    1,984,052     1,728,276     1,323,838     4,861,863        205,827
      Contract terminations,
         withdrawal payments
         and charges..............................   (1,335,330)     (894,299)   (1,245,127)   (1,258,636)        (4,966)
                                                     ----------     ---------    ----------    ----------       --------
Units outstanding at
  December 31, 2002...............................    4,713,421     4,695,797     4,329,696     5,448,250        200,861
                                                     ==========     =========    ==========    ==========       ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                       ------------------------------------------------------------------
                                                                      AIM DENT        AIM        AMERICAN       AMERICAN
                                                          AIM       DEMOGRAPHIC     PREMIER   CENTURY INCOME     CENTURY
                                                        BALANCED       TRENDS        EQUITY     AND GROWTH        ULTRA
                                                       ---------    -----------    ---------  --------------   ----------
Units outstanding at
  December 31, 2000...............................            -              -            -               -            -
      Contract purchase
         payments.................................            -              -            -               -            -
      Contract terminations,
         withdrawal payments
         and charges..............................            -              -            -               -            -
                                                       --------     ----------     --------   -------------    ---------
Units outstanding at
  December 31, 2001...............................            -              -            -               -            -
      Contract purchase
         payments.................................      222,483         55,977      333,835         276,920    2,453,161
      Contract terminations,
         withdrawal payments
         and charges..............................      (20,302)       (11,878)        (507)         (5,847)    (684,568)
                                                       --------     ----------     --------   -------------    ---------
Units outstanding at
  December 31, 2002...............................      202,181         44,099      333,328         271,073    1,768,593
                                                       ========     ==========     ========   =============    =========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                            SEGREGATED SUB-ACCOUNTS
                                                        -------------------------------------------------------------------------
                                                        AMERICAN    CREDIT SUISSE
                                                        CENTURY      GLOBAL POST-    FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                         VALUE      VENTURE CAPITAL   CONTRAFUND    EQUITY-INCOME       MID CAP
                                                        --------    ---------------  ------------   -------------    ------------
Units outstanding at
  December 31, 2000...............................            -          525,721       6,405,759      3,181,017        3,844,655
      Contract purchase
         payments.................................            -          853,779       6,236,944      6,404,642        3,398,338
      Contract terminations,
         withdrawal payments
         and charges..............................            -         (116,973)     (1,186,054)      (796,286)        (697,292)
                                                        -------        ---------      ----------     ----------       ----------
Units outstanding at
  December 31, 2001...............................            -        1,262,527      11,456,649      8,789,373        6,545,701
      Contract purchase
         payments.................................      666,477          330,719       5,432,915      9,344,285        3,762,512
      Contract terminations,
         withdrawal payments
         and charges...............................     (58,878)        (270,555)     (1,947,976)    (2,910,374)      (1,555,000)
                                                        -------        ---------      ----------     ----------       ----------
Units outstanding at
  December 31, 2002...............................      607,599        1,322,691      14,941,588     15,223,284        8,753,213
                                                        =======        =========      ==========     ==========       ==========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------------------
                                                         FRANKLIN                       MUTUAL         TEMPLETON         TEMPLETON
                                                         LARGE CAP       FRANKLIN       SHARES     DEVELOPING MARKETS   GLOBAL ASSET
                                                     GROWTH SECURITIES   SMALL CAP    SECURITIES     SECURITIES(a)       ALLOCATION
                                                     -----------------  -----------   ----------   ------------------   ------------
Units outstanding at
  December 31, 2000...............................               -       1,852,562            -          2,179,968          161,983
      Contract purchase
         payments.................................               -       4,259,320            -          1,078,762        1,188,243
      Contract terminations,
         withdrawal payments
         and charges..............................               -        (398,943)           -           (386,000)         (60,074)
                                                           -------      ----------      -------          ---------        ---------
Units outstanding at
  December 31, 2001...............................               -       5,712,939            -          2,872,730        1,290,152
      Contract purchase
         payments.................................         258,418       4,418,171      739,223          1,247,846        1,266,706
      Contract terminations,
         withdrawal payments
         and charges..............................         (14,092)     (1,158,575)     (68,800)          (753,536)        (310,506)
                                                           -------      ----------      -------          ---------        ---------
Units outstanding at
  December 31, 2002...............................         244,326       8,972,535      670,423          3,367,040        2,246,352
                                                           =======      ==========      =======          =========        =========

(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                           SEGREGATED SUB-ACCOUNTS
                                                     ---------------------------------------------------------------------
                                                      JANUS           JANUS         JANUS ASPEN        MFS          MFS
                                                      ASPEN       ASPEN CAPITAL    INTERNATIONAL     GROWTH       MID CAP
                                                     BALANCED      APPRECIATION       GROWTH          STOCK        GROWTH
                                                     --------     -------------    -------------    ---------    ---------
Units outstanding at
  December 31, 2000...............................         -        10,697,510       6,778,367             -            -
      Contract purchase
         payments.................................         -         7,099,995       6,436,131             -            -
      Contract terminations,
         withdrawal payments
         and charges..............................         -        (2,371,566)     (1,467,105)            -            -
                                                     -------      ------------     -----------      --------     --------
Units outstanding at
  December 31, 2001...............................         -        15,425,939      11,747,393             -            -
      Contract purchase
         payments.................................   714,492         3,513,905       3,900,865       295,169      134,019
      Contract terminations,
         withdrawal payments
         and charges..............................   (24,852)       (2,904,475)     (2,347,497)      (40,532)      (1,118)
                                                     -------      ------------     -----------      --------     --------
Units outstanding at
  December 31, 2002...............................   689,640        16,035,369      13,300,761       254,637      132,901
                                                     =======      ============     ===========      ========     ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                              SEGREGATED SUB-ACCOUNTS
                                                     ----------------------------------------------------------------------------
                                                        MFS                         OPPENHEIMER     OPPENHEIMER      OPPENHEIMER
                                                        NEW            MFS           CAPITAL           HIGH         INTERNATIONAL
                                                     DISCOVERY        VALUE        APPRECIATION       INCOME           GROWTH
                                                     ----------    ----------      ------------     -----------     -------------
Units outstanding at
  December 31, 2000...............................           -             -                 -               -               -
      Contract purchase
         payments.................................           -             -                 -               -               -
      Contract terminations,
         withdrawal payments
         and charges..............................           -             -                 -               -               -
                                                     ---------       -------           -------       ---------         -------
Units outstanding at
  December 31, 2001...............................           -             -                 -               -               -
      Contract purchase
         payments.................................   1,266,929       914,789           936,775       1,149,099         324,337
      Contract terminations,
         withdrawal payments
         and charges..............................    (193,480)      (62,466)          (46,370)       (474,751)         (1,242)
                                                     ---------       -------           -------       ---------         -------
Units outstanding at
  December 31, 2002...............................   1,073,449       852,323           890,405         674,348         323,095
                                                     =========       =======           =======       =========         =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MULTIOPTION
         CLASSIC/ACHIEVER - CONTINUED

                                                                               SEGREGATED SUB-ACCOUNTS
                                                     ------------------------------------------------------------------------
                                                       PUTNAM          PUTNAM         PUTNAM           PUTNAM
                                                     GROWTH AND    INTERNATIONAL        NEW              NEW         PUTNAM
                                                       INCOME          GROWTH      OPPORTUNITIES        VALUE        VOYAGER
                                                     ----------    -------------   -------------      --------      ---------
Units outstanding at
  December 31, 2000...............................           -               -               -              -              -
      Contract purchase
         payments.................................           -               -               -              -              -
      Contract terminations,
         withdrawal payments
         and charges..............................           -               -               -              -              -
                                                       -------       ---------          ------        -------        -------
Units outstanding at
  December 31, 2001...............................           -               -               -              -              -
      Contract purchase
         payments.................................     315,107       1,712,133          90,054        170,555        244,102
      Contract terminations,
         withdrawal payments
         and charges..............................     (18,218)       (294,091)         (1,195)        (6,022)       (16,088)
                                                       -------       ---------          ------        -------        -------
Units outstanding at
  December 31, 2002...............................     296,889       1,418,042          88,859        164,533        228,014
                                                       =======       =========          ======        =======        =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY

         Transactions in units for each segregated sub-account for the years ended December 31, 2002 and 2001 were as follows:

                                                               SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------------
                                                                       MONEY          ASSET        MORTGAGE
                                          GROWTH         BOND          MARKET       ALLOCATION    SECURITIES
                                         ---------     ---------     ----------     ----------    ----------
Units outstanding at
  December 31, 2000....................  1,951,844     1,676,462      1,127,967     2,021,087       623,691
        Contract purchase
           payments....................    309,680       493,792      1,552,497       251,967       353,477
        Contract terminations,
           withdrawal payments
           and charges.................   (418,909)     (461,172)    (1,086,487)     (512,693)     (164,358)
                                         ---------     ---------     ----------     ---------      --------
Units outstanding at
  December 31, 2001....................  1,842,615     1,709,082      1,593,977     1,760,361       812,810
        Contract purchase
           payments....................    383,537       272,122        727,081       296,327       578,904
        Contract terminations,
           withdrawal payments
           and charges.................   (568,990)     (471,270)    (1,270,878)     (410,041)     (395,372)
                                         ---------     ---------     ----------     ---------      --------
Units outstanding at
  December 31, 2002....................  1,657,162     1,509,934      1,050,180     1,646,647       996,342
                                         =========     =========     ==========     =========      ========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                SEGREGATED SUB-ACCOUNTS
                                         -----------------------------------------------------------------------
                                                                                           SMALL       MATURING
                                           INDEX         CAPITAL        INTERNATIONAL     COMPANY     GOVERNMENT
                                            500        APPRECIATION        STOCK           GROWTH      BOND 2002
                                        ----------     ------------     -------------    ---------    ----------
Units outstanding at
  December 31, 2000...................   2,896,379      1,702,320         2,057,811      1,829,887     1,093,638
        Contract purchase
           payments...................     464,379        140,466           464,111        264,854         3,047
        Contract terminations,
           withdrawal payments
           and charges................    (469,357)      (296,516)         (746,608)      (489,479)     (806,683)
                                        ----------      ---------         ---------      ---------     ---------
Units outstanding at
  December 31, 2001...................   2,891,401      1,546,270         1,775,314      1,605,262       290,002
        Contract purchase
           payments...................     663,314        117,252         1,033,656        369,711           111
        Contract terminations,
           withdrawal payments
           and charges................    (881,732)      (368,928)       (1,197,612)      (515,238)     (290,113)
                                        ----------      ---------         ---------      ---------     ---------
Units outstanding at
  December 31, 2002...................   2,672 983      1,294,594         1,611,358      1,459,735             -
                                        ==========      =========         =========      =========     =========

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                             SEGREGATED SUB-ACCOUNTS
                                          -------------------------------------------------------------
                                           MATURING      MATURING                   SMALL
                                          GOVERNMENT    GOVERNMENT     VALUE       COMPANY      GLOBAL
                                           BOND 2006     BOND 2010     STOCK        VALUE        BOND
                                          ----------    ----------    --------     --------     -------
Units outstanding at
  December 31, 2000....................    228,730       107,403       950,706      215,359      85,231
        Contract purchase
           payments....................    168,799        63,377       163,116      389,733      15,937
        Contract terminations,
           withdrawal payments
           and charges.................    (13,972)     (104,355)     (155,188)     (82,909)    (12,071)
                                           -------      --------      --------     --------     -------
Units outstanding at
  December 31, 2001....................    383,557        66,425       958,634      522,183      89,097
        Contract purchase
           payments....................     18,254        41,235       344,030      948,778     402,822
        Contract terminations,
           withdrawal payments
           and charges.................    (30,051)      (43,234)     (379,361)    (614,314)    (91,552)
                                           -------      --------      --------     --------     -------
Units outstanding at
  December 31, 2002....................    371,760        64,426       923,303      856,647     400,367
                                           =======      ========      ========     ========     =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                                                                                   CREDIT SUISSE
                                          INDEX 400    MACRO-CAP     MICRO-CAP    REAL ESTATE       GLOBAL POST-
                                           MID-CAP       VALUE        GROWTH       SECURITIES     VENTURE CAPITAL
                                          ---------    ---------     ---------    -----------     ---------------
Units outstanding at
  December 31, 2000....................    334,310      140,306       265,844        97,217            5,215
        Contract purchase
           payments....................     92,896      168,475        62,512       192,346            3,017
        Contract terminations,
           withdrawal payments
           and charges.................    (71,009)     (15,001)      (72,299)      (43,081)          (2,248)
                                          --------      -------       -------      --------           ------
Units outstanding at
  December 31, 2001....................    356,197      293,780       256,057       246,482            5,984
        Contract purchase
          payments.....................    432,106       80,866       197,871       676,301            2,829
        Contract terminations,
          withdrawal payments
          and charges..................   (348,822)     (30,149)      (94,732)     (256,777)          (1,668)
                                          --------      -------       -------      --------           ------
Units outstanding at
  December 31, 2002....................    439,481      344,497       359,196       666,006            7,145
                                          ========      =======       =======      ========           ======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                         -------------------------------------------------------------
                                         FIDELITY VIP      FIDELITY VIP     FIDELITY VIP      FRANKLIN
                                          CONTRAFUND      EQUITY-INCOME       MID CAP        SMALL CAP
                                         ------------     -------------     ------------     ---------
Units outstanding at
  December 31, 2000...................     430,663           247,121           464,883          2,641
        Contract purchase
           payments...................     220,287           365,968           113,289        133,890
        Contract terminations,
           withdrawal payments
           and charges................    (285,333)         (341,101)         (181,479)        (8,685)
                                          --------          --------          --------        -------
Units outstanding at
  December 31, 2001...................     365,617           271,988           396,693        127,846
        Contract purchase
           payments...................     153,650           200,474           167,951        329,629
        Contract terminations,
           withdrawal payments
           and charges................    (145,589)          127,523)         (106,796)       (66,415)
                                          --------          --------          --------        -------
Units outstanding at
  December 31, 2002...................     373,678           344,939           457,848        391,060
                                          ========          ========          ========        =======

                            VARIABLE ANNUITY ACCOUNT

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - MEGANNUITY - CONTINUED

                                                           SEGREGATED SUB-ACCOUNTS
                                        -------------------------------------------------------------
                                         TEMPLETON      TEMPLETON
                                        DEVELOPING        GLOBAL         JANUS ASPEN     JANUS ASPEN
                                         MARKETS          ASSET            CAPITAL      INTERNATIONAL
                                        SECURITIES     ALLOCATION(a)    APPRECIATION       GROWTH
                                        ----------     -------------    ------------    -------------
Units outstanding at
  December 31, 2000...................     236,591           302           623,513         451,827
        Contract purchase
           payments...................      36,149        73,549           331,315         283,641
        Contract terminations,
           withdrawal payments
           and charges................     (60,475)       (6,280)         (326,590)       (224,605)
                                        ----------       -------          --------        --------
Units outstanding at
  December 31, 2001...................     212,265        67,571           628,238         510,863
        Contract purchase
           payments...................   3,223,877        94,165           300,988         517,357
        Contract terminations,
           withdrawal payments
           and charges................  (3,026,451)      (84,638)         (306,465)       (439,427)
                                        ----------       -------          --------        --------
Units outstanding at
  December 31, 2002...................     409,691        77,098           622,761         588,793
                                        ==========       =======          ========        ========

(a) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                              At December 31
                                                   -----------------------------------
                                                       Unit Value
            Sub-account                             lowest to highest     Net Assets
-------------------------------------    -------   ------------------   --------------
Growth                                   2002      $   0.49 to 2.79     $   97,971,489
                                         2001          0.67 to 3.80        159,860,949
Bond                                     2002          1.26 to 3.21        150,280,208
                                         2001          1.16 to 2.91        136,717,695
Money Market                             2002          1.08 to 2.07         65,764,181
                                         2001          1.08 to 2.04         73,086,827
Asset Allocation                         2002          0.74 to 3.03        242,627,878
                                         2001          0.83 to 3.37        334,282,742
Mortgage Securities                      2002          1.29 to 3.45        165,669,052
                                         2001          1.19 to 3.15        136,919,160
Index 500                                2002          0.64 to 3.51        193,497,967
                                         2001          0.84 to 4.53        283,002,183
Capital Appreciation                     2002          0.56 to 2.66         83,670,177
                                         2001          0.84 to 3.90        153,135,035
International Stock                      2002          0.76 to 1.89        107,934,334
                                         2001          0.93 to 2.30        154,874,874
Small Company Growth                     2002          0.69 to 1.39         61,064,365
                                         2001          1.03 to 2.04        106,352,320
Maturing Government Bond 2002            2002 (C)            -                  -
                                         2001          1.13 to 1.70          7,694,243
Maturing Government Bond 2006            2002          1.34 to 2.14         10,647,700
                                         2001          1.20 to 1.90          8,692,552
Maturing Government Bond 2010            2002          1.42 to 2.33          9,354,207
                                         2001          1.22 to 1.96          5,840,469
Value Stock                              2002          0.72 to 1.67         62,482,210
                                         2001          0.86 to 1.98         85,380,743
Small Company Value                      2002          1.03 to 1.13         25,038,865
                                         2001          1.31 to 1.43         27,119,932
Global Bond                              2002          1.12 to 1.24         45,640,738
                                         2001          0.96 to 1.06         36,124,400
Index 400 Mid-Cap                        2002          1.02 to 1.30         17,849,686
                                         2001          1.22 to 1.53         21,884,881
Macro-Cap Value                          2002          0.61 to 0.79         11,773,521
                                         2001          0.87 to 1.10         17,416,946
Micro-cap Growth                         2002          0.68 to 0.96         14,309,710
                                         2001          1.23 to 1.72         29,750,152
Real Estate Securities                   2002          1.16 to 1.38         26,016,967
                                         2001          1.10 to 1.30         12,378,669
AIM Aggressive Growth                    2002 (b)         0.76                 153,557
AIM Balanced                             2002 (b)         0.86                 174,181
AIM Dent Demographics Trends             2002 (b)         0.74                  32,506
AIM Premier Equity                       2002 (b)         0.77                 256,619
American Century VP Income and Growth    2002 (b)         0.82                 222,342
American Century VP Ultra                2002 (b)         0.79               1,892,164
American Century VP Value                2002 (b)         0.86                 523,888
Credit Suisse Global Post-               2002          0.34 to 0.35            640,052
   Venture Capital                       2001          0.53 to 0.54            985,138
Fidelity VIP Contrafund                  2002          0.72 to 0.75         21,710,439
                                         2001          0.81 to 0.83         21,501,171
Fidelity VIP Equity-Income               2002          0.86 to 0.89         27,219,399
                                         2001          1.05 to 1.07         23,587,152
Fidelity Vip Mid-Cap                     2002          1.04 to 1.08         20,726,186
                                         2001          1.18 to 1.20         20,984,737
Franklin Large Cap Growth Securities     2002 (b)         0.82                 200,208
Franklin Small Cap                       2002          0.47 to 0.49          7,596,845
                                         2001          0.67 to 0.68          6,852,986
Franklin Mutual Shares Securities        2002 (b)         0.84                 566,331
Templeton Developing Markets             2002          0.49 to 0.72          7,649,303
                                         2001          0.50 to 0.73          7,847,819
Templeton Global Asset Allocation        2002          0.81 to 0.84          3,607,709
                                         2001          0.86 to 0.88          2,219,608
Janus Aspen Balanced                     2002 (b)         0.92                 635,967
Janus Aspen Capital Appreciation         2002          0.51 to 0.53         17,877,948
                                         2001          0.62 to 0.64         24,324,231
Janus International Growth               2002          0.45 to 0.47         13,384,834
                                         2001          0.62 to 0.64         19,195,115

                                                                       For the period ended December 31
                                                    ---------------------------------------------------------------------
                                                    Investment Income Ratio*       Expense Ratio**       Total Return***
                 Sub-account                           lowest to highest          lowest to highest     lowest to highest
-------------------------------------    --------   ----------------------      -------------------   -------------------
Growth                                   2002                 0.00       %          0.15 to 1.40   %    (26.48) to (25.55)%
                                         2001                 0.00                  0.15 to 1.40        (25.85) to (24.91)
Bond                                     2002                 0.00                  0.15 to 1.40          8.97 to 10.34
                                         2001                11.08                  0.15 to 1.40           6.40 to 7.74
Money Market                             2002                 1.28                  0.15 to 1.40          (0.13) to 1.13
                                         2001                 3.57                  0.15 to 1.40           2.34 to 3.63
Asset Allocation                         2002                 0.00                  0.15 to 1.40        (10.25) to (9.12)
                                         2001                 1.87                  0.15 to 1.40        (15.55) to (14.49)
Mortgage Securities                      2002                 0.06                  0.15 to 1.40           8.13 to 9.50
                                         2001                12.15                  0.15 to 1.40           7.46 to 8.81
Index 500                                2002                 0.00                  0.15 to 1.40        (23.45) to (22.48)
                                         2001                 0.89                  0.15 to 1.40        (13.48) to (12.39)
Capital Appreciation                     2002                 0.00                  0.15 to 1.40        (32.49) to (31.64)
                                         2001                 0.09                  0.15 to 1.40        (25.68) to (24.74)
International Stock                      2002                 0.00                  0.15 to 1.40        (18.96) to (17.94)
                                         2001                 4.22                  0.15 to 1.40        (12.45) to (11.34)
Small Company Growth                     2002                 0.00                  0.15 to 1.40        (32.75) to (31.90)
                                         2001                 0.00                  0.15 to 1.40        (15.89) to (14.83)
Maturing Government Bond 2002            2002 (C)                -                  0.12 to 1.07           2.22 to 3.50
                                         2001                 5.45                  0.15 to 1.40           6.05 to 7.39
Maturing Government Bond 2006            2002                 0.00                  0.15 to 1.40          11.42 to 12.82
                                         2001                 5.40                  0.15 to 1.40           6.57 to 7.91
Maturing Government Bond 2010            2002                 0.07                  0.15 to 1.40          17.20 to 18.68
                                         2001                10.49                  0.15 to 1.40           3.51 to 4.81
Value Stock                              2002                 0.00                  0.15 to 1.40        (16.50) to (15.45)
                                         2001                 1.07                  0.15 to 1.40        (11.70) to (10.59)
Small Company Value                      2002                 0.00                  0.15 to 1.40        (21.09) to (20.10)
                                         2001                 0.00                  0.15 to 1.40          13.98 to 15.41
Global Bond                              2002                 0.27                  0.15 to 1.40          16.30 to 17.77
                                         2001                 1.10                  0.15 to 1.40         (2.88) to (1.66)
Index 400 Mid-Cap                        2002                 0.00                  0.15 to 1.40        (16.22) to (15.16)
                                         2001                 0.86                  0.15 to 1.40         (2.44) to (1.22)
Macro-Cap Value                          2002                 0.00                  0.15 to 1.40        (29.14) to (28.25)
                                         2001                 0.24                  0.15 to 1.40         (9.03) to (7.88)
Micro-cap Growth                         2002                 0.00                  0.15 to 1.40        (44.43) to (43.73)
                                         2001                 0.00                  0.15 to 1.40        (12.56) to (11.46)
Real Estate Securities                   2002                 0.02                  0.15 to 1.40           5.48 to 6.81
                                         2001                 4.06                  0.15 to 1.40           8.51 to 9.87
AIM Aggressive Growth                    2002 (b)             0.00                    1.40(a)                (23.55)
AIM Balanced                             2002 (b)             5.69(a)                 1.40(a)                (13.85)
AIM Dent Demographics Trends             2002 (b)             0.00                    1.40(a)                (26.29)
AIM Premier Equity                       2002 (b)             1.37(a)                 1.40(a)                (23.01)
American Century VP Income and Growth    2002 (b)             0.00                    1.40(a)                (17.98)
American Century VP Ultra                2002 (b)             0.15(a)                 1.40(a)                (20.55)
American Century VP Value                2002 (b)             0.00                    1.40(a)                (13.78)
Credit Suisse Global Post-               2002                 0.00                  0.15 to 1.40        (35.07) to (34.26)
   Venture Capital                       2001                 8.10                  0.15 to 1.40        (33.72) to (29.52)
Fidelity VIP Contrafund                  2002                 0.70                  0.15 to 1.40        (10.86) to (9.74)
                                         2001                 0.67                  0.15 to 1.40        (13.69) to (12.60)
Fidelity VIP Equity-Income               2002                 1.45                  0.15 to 1.40        (18.30) to (17.28)
                                         2001                 1.06                  0.15 to 1.40         (6.55) to (5.37)
Fidelity Vip Mid-Cap                     2002                 0.83                  0.15 to 1.40        (11.28) to (10.16)
                                         2001                 0.27                  0.15 to 1.40         (4.86) to (3.66)
Franklin Large Cap Growth Securities     2002 (b)             0.37(a)                   1.40(a)               (18.06)
Franklin Small Cap                       2002                 0.25                  0.15 to 1.40        (29.68) to (28.79)
                                         2001                 0.40                  0.15 to 1.40        (16.43) to (15.37)
Franklin Mutual Shares Securities        2002 (b)             1.09(a)                   1.40(a)               (15.53)
Templeton Developing Markets             2002                 1.47                  0.15 to 1.40         (1.53) to (0.30)
                                         2001                 0.10                  0.15 to 1.40         (9.36) to (8.22)
Templeton Global Asset Allocation        2002                 0.00                  0.15 to 1.40         (5.72) to (4.53)
                                         2001                 9.82                  0.15 to 1.40        (11.20) to (10.08)
Janus Aspen Balanced                     2002 (b)             2.74(a)                   1.40(a)                (7.78)
Janus Aspen Capital Appreciation         2002                 0.30                  0.15 to 1.40        (17.10) to (16.05)
                                         2001                 0.86                  0.15 to 1.40        (22.92) to (21.95)
Janus International Growth               2002                 0.64                  0.15 to 1.40        (26.79) to (25.87)
                                         2001                 0.70                  0.15 to 1.40        (24.50) to (23.54)

                            VARIABLE ANNUITY ACCOUNT

                                                               At December 31
                                                 ------------------------------------
                                                         Unit Value
          Sub-account                                 lowest to highest   Net Assets
-------------------------------------------------------------------------------------
MFS Investors Growth Stock                  2002 (b)        0.78             199,463
MFS Mid Cap Growth                          2002 (b)        0.71              94,371
MFS New Discovery                           2002 (b)        0.75             919,016
MFS Value                                   2002 (b)        0.83             709,389
Oppenheimer Capital Appreciation            2002 (b)        0.81             722,898
Oppenheimer High Income                     2002 (b)        0.95           1,000,841
Oppenheimer International Growth            2002 (b)        0.71             230,222
Putnam VT Growth and Income                 2002 (b)        0.81             241,935
Putnam VT International Growth              2002 (b)        0.81           1,302,512
Putnam VT New Opportunities                 2002 (b)        0.76              67,578
Putnam VT New Value                         2002 (b)        0.83             137,040
Putnam VT Voyager                           2002 (b)        0.78             178,094

                                                    For the period ended December 31
                                         ---------------------------------------------------------------
                                          Investment Income Ratio*    Expense Ratio**    Total Return***
          Sub-account                       lowest to highest       lowest to highest  lowest to highest
--------------------------------------------------------------------------------------------------------
MFS Investors Growth Stock                        0.00                   1.40 (a)           (21.67)
MFS Mid Cap Growth                                0.00                   1.40 (a)           (28.99)
MFS New Discovery                                 0.00                   1.40 (a)           (25.27)
MFS Value                                         0.00                   1.40 (a)           (16.77)
Oppenheimer Capital Appreciation                  0.00                   1.40 (a)           (21.48)
Oppenheimer High Income                           0.00                   1.40 (a)            (5.36)
Oppenheimer International Growth                  0.00                   1.40 (a)           (29.61)
Putnam VT Growth and Income                       0.00                   1.40 (a)           (18.51)
Putnam VT International Growth                    0.00                   1.40 (a)           (19.05)
Putnam VT New Oppertunities                       0.00                   1.40 (a)           (23.95)
Putnam VT New Value                               0.00                   1.40 (a)           (16.71)
Putnam VT Voyager                                 0.00                   1.40 (a)           (21.89)

The unit values, investment income ratios, expense ratios, and total returns are presented in ranges representing the various contracts offered by the Account and allocating payments to each sub-account.

*These amounts represent the dividends, excluding distribution of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reduction in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges and administrative charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the year ended, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a) Adjusted to an annual basis.

(b) Period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

                              [LETTERHEAD OF KPMG]

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2002. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2002 and 2001, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED INTERESTS IN SECURITIZED FINANCIAL ASSETS.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.

                                    KPMG LLP

Minneapolis, Minnesota
February 7, 2003

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001
                                 (In thousands)

Assets                                                                                    2002            2001
------                                                                               -------------    ------------
    Fixed maturity securities:
      Available-for-sale, at fair value (amortized cost $4,502,266 and $5,061,422)   $   4,784,210    $  5,279,515
    Equity securities, at fair value (cost $506,426 and $594,916)                          461,426         602,554
    Mortgage loans, net                                                                    767,944         738,749
    Real estate, net                                                                         7,858          11,925
    Finance receivables, net                                                               121,306         126,037
    Policy loans                                                                           259,531         256,844
    Short-term investments                                                               1,460,454         621,907
    Private equity investments (cost $278,539 and $301,728)                                221,614         263,928
    Fixed maturity securities on loan, at fair value
      (amortized cost $1,136,148 and $348,651)                                           1,208,935         365,031
    Equity securities on loan, at fair value (cost $73,904 and $39,575)                     71,338          48,280
    Other invested assets                                                                   65,215         166,340
                                                                                     -------------    ------------
      Total investments                                                                  9,429,831       8,481,110

    Cash                                                                                    24,694          32,589
    Deferred policy acquisition costs                                                      570,738         683,339
    Accrued investment income                                                               89,849          94,539
    Premiums receivable                                                                    123,172         116,483
    Property and equipment, net                                                             78,991          80,822
    Reinsurance recoverables                                                               645,599         621,615
    Other assets                                                                            47,419          42,645
    Separate account assets                                                              6,684,280       7,558,283
                                                                                     -------------    ------------
         Total assets                                                                $  17,694,573    $ 17,711,425
                                                                                     =============    ============

Liabilities and Stockholder's Equity
------------------------------------

Liabilities:

    Policy and contract account balances                                             $   4,371,712    $  4,191,843
    Future policy and contract benefits                                                  2,027,976       1,929,205
    Pending policy and contract claims                                                     131,121         133,920
    Other policyholder funds                                                               528,417         499,940
    Policyholder dividends payable                                                          54,455          55,978
    Unearned premiums and fees                                                             191,277         209,255
    Federal income tax liability:
      Current                                                                               15,431          32,360
      Deferred                                                                              68,106         113,060
    Other liabilities                                                                      362,022         518,547
    Notes payable                                                                          137,000         159,000
    Securities lending collateral                                                        1,307,146         424,406
    Separate account liabilities                                                         6,646,646       7,511,607
                                                                                     -------------    ------------
      Total liabilities                                                                 15,841,309      15,779,121
                                                                                     -------------    ------------

Stockholder's equity:
    Common stock, $1 par value, 5,000,000 shares authorized,
      Issued and outstanding                                                                 5,000           5,000
    Additional paid in capital                                                               3,000           3,000
    Retained earnings                                                                    1,786,873       1,821,015
    Accumulated other comprehensive income                                                  58,391         103,289
                                                                                     -------------    ------------
      Total stockholder's equity                                                         1,853,264       1,932,304
                                                                                     -------------    ------------
         Total liabilities and stockholder's equity                                  $  17,694,573    $ 17,711,425
                                                                                     =============    ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                            2002                  2001                  2000
                                                      ----------------      ----------------      ----------------
Revenues:

  Premiums                                            $        888,489      $        793,357      $        761,451
  Policy and contract fees                                     359,989               354,373               359,980
  Net investment income                                        499,103               527,335               575,900
  Net realized investment gains (losses)                      (137,097)              (12,972)              147,623
  Finance charge income                                         33,125                33,400                31,000
  Other income                                                  52,103               105,914                89,386
                                                      ----------------      ----------------      ----------------
    Total revenues                                           1,695,712             1,801,407             1,965,340
                                                      ----------------      ----------------      ----------------

Benefits and expenses:

  Policyholder benefits                                        850,400               756,075               704,748
  Interest credited to policies and contracts                  288,548               288,673               289,298
  General operating expenses                                   357,264               440,895               372,581
  Commissions                                                   93,909               122,709               123,463
  Administrative and sponsorship fees                           71,166                81,194                80,288
  Dividends to policyholders                                    19,162                19,670                19,526
  Interest on notes payable                                     12,758                16,684                26,146
  Amortization of deferred policy acquisition costs            188,662               171,580               185,962
  Capitalization of policy acquisition costs                  (169,437)             (185,366)             (180,689)
                                                      ----------------      ----------------      ----------------
    Total benefits and expenses                              1,712,432             1,712,114             1,621,323
                                                      ----------------      ----------------      ----------------
      Income (loss) from operations before taxes               (16,720)               89,293               344,017

  Federal income tax expense (benefit):

    Current                                                      3,048                22,793               113,700
    Deferred                                                   (23,524)               (3,928)               (4,403)
                                                      ----------------      ----------------      ----------------
      Total federal income tax expense (benefit)               (20,476)               18,865               109,297
                                                      ----------------      ----------------      ----------------
        Net income                                    $          3,756      $         70,428      $        234,720
                                                      ================      ================      ================

  Other comprehensive income (loss), net of tax:
    Unrealized gains (losses) on securities           $        (44,898)     $       (144,136)     $        129,348
                                                      ----------------      ----------------      ----------------
    Other comprehensive income (loss), net of tax              (44,898)             (144,136)              129,348
                                                      ----------------      ----------------      ----------------
        Comprehensive income (loss)                   $        (41,142)     $        (73,708)     $        364,068
                                                      ================      ================      ================

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                              2002                  2001                  2000
                                                        ----------------      ----------------      ----------------
Common stock:
     Total common stock                                 $          5,000      $          5,000      $          5,000
                                                        ================      ================      ================

Additional paid in capital:
     Beginning balance                                  $          3,000      $          3,000      $          3,000
     Contribution                                                      -                     -                     -
                                                        ----------------      ----------------      ----------------
         Total additional paid in capital               $          3,000      $          3,000      $          3,000
                                                        ================      ================      ================

Retained earnings:
     Beginning balance                                  $      1,821,015      $      1,811,707      $      1,629,787
     Net income                                                    3,756                70,428               234,720
     Dividends to stockholder                                    (37,898)              (61,120)              (52,800)
                                                        ----------------      ----------------      ----------------
         Total retained earnings                        $      1,786,873      $      1,821,015      $      1,811,707
                                                        ================      ================      ================

Accumulated other comprehensive income:
     Beginning balance                                  $        103,289      $        247,425      $        118,077
     Change in unrealized appreciation (depreciation)
        of securities                                            (44,898)             (144,136)              129,348
                                                        ----------------      ----------------      ----------------
         Total accumulated other comprehensive income   $         58,391      $        103,289      $        247,425
                                                        ================      ================      ================
              Total stockholder's equity                $      1,853,264      $      1,932,304      $      2,067,132
                                                        ================      ================      ================

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

Cash Flows from Operating Activities                                     2002                2001                 2000
------------------------------------                               ---------------     ---------------      ---------------
Net income                                                         $         3,756     $        70,428      $       234,720
Adjustments to reconcile net income to net cash
  provided by operating activities:
    Interest credited to annuity and insurance contracts                   288,548             288,673              289,298
    Fees deducted from policy and contract balances                       (226,873)           (221,645)            (222,243)
    Change in future policy benefits                                       153,061              53,835               48,417
    Change in other policyholder liabilities, net                          (35,323)             18,215               23,655
    Amortization of deferred policy acquisition costs                      188,662             171,580              185,962
    Capitalization of policy acquisition costs                            (169,437)           (185,366)            (180,689)
    Change in premiums receivable                                           (6,689)             (7,421)             (14,891)
    Deferred tax provision                                                 (23,524)             (3,928)              (4,403)
    Change in federal income tax liabilities - current                     (16,929)            (11,700)             (19,044)
    Net realized investment losses (gains)                                 137,097              12,972             (147,623)
    Change in reinsurance recoverables                                     (22,515)            (32,041)            (406,852)
    Other, net                                                             (59,490)            (37,774)             110,107
                                                                   ---------------     ---------------      ---------------
      Net cash provided by (used for) operating activities                 210,344             115,828             (103,586)
                                                                   ---------------     ---------------      ---------------
Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
  Fixed maturity securities, available-for-sale                          2,046,691           1,738,948            1,373,968
  Equity securities                                                        378,452             481,396              791,354
  Real estate                                                                3,301               5,362                4,226
  Private equity investments                                                11,583              15,596               46,012
  Other invested assets                                                     12,343               5,896               18,554
Proceeds from maturities and repayments of:
  Fixed maturity securities, available-for-sale                            601,211             379,989              306,017
  Fixed maturity securities, held-to-maturity                                    -                   -              127,450
  Mortgage loans                                                            50,370              44,312              100,617
Purchases of:
  Fixed maturity securities, available-for-sale                         (2,898,144)         (2,249,224)          (1,390,655)
  Fixed maturity securities, held-to-maturity                                    -                   -              (13,897)
  Equity securities                                                       (377,641)           (502,064)            (634,873)
  Mortgage loans                                                           (78,011)           (118,003)             (68,685)
  Real estate                                                                    -                (140)                 (99)
  Private equity investments                                               (42,639)            (28,580)             (84,239)
  Other invested assets                                                     (2,866)             (8,381)              (2,689)
Finance receivable originations or purchases                               (82,141)            (83,578)            (180,433)
Finance receivable principal payments                                       78,266              78,289              176,053
Securities lending collateral                                              882,740             347,282               77,124
Securities in transit                                                      (39,632)             99,765              (75,314)
Other, net                                                                 (14,346)            (41,741)             (21,243)
                                                                   ---------------     ---------------      ---------------
      Net cash provided by investing activities                            529,537             165,124              549,248
                                                                   ---------------     ---------------      ---------------
Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts                       873,029             948,380              497,868
Withdrawals from annuity and insurance contracts                          (681,309)           (834,348)            (689,749)
Payments on debt                                                           (22,000)            (26,000)            (123,000)
Dividends paid to stockholder                                              (78,586)                  -              (52,800)
Other, net                                                                    (363)              1,331               (4,596)
                                                                   ---------------     ---------------      ---------------
      Net cash provided by (used for) financing activities                  90,771              89,363             (372,277)
                                                                   ---------------     ---------------      ---------------
Net increase in cash and short-term investments                            830,652             370,315               73,385
Cash and short-term investments, beginning of year                         654,496             284,181              210,796
                                                                   ---------------     ---------------      ---------------
Cash and short-term investments, end of year                       $     1,485,148     $       654,496      $       284,181
                                                                   ===============     ===============      ===============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(1)  NATURE OF OPERATIONS

     Description of Business

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company, Enterprise Holding Company, Securian Casualty Company (formerly known as HomePlus Insurance Company), Northstar Life Insurance Company, Securian Life Insurance Company (formerly known as The Ministers Life Insurance Company), and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment gains and losses, in 2002 for these business units were $642,249,000, $287,001,000, $672,349,000 and
     $188,626,000, respectively. Revenues in 2001 for these strategic business units were $640,162,000, $305,591,000, $563,784,000, and $182,488,000,
     respectively. Additional revenues, including net realized investment gains and losses, reported by the Company's subsidiaries and corporate product line as of December 31, 2002 and 2001, were ($94,513,000) and $109,382,000, respectively.

     The Company serves seven million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     On January 2, 2002, ownership of Advantus Capital Management, Inc. and its wholly-owned subsidiary, Securian Financial Services, Inc., was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     During 2002, name changes were approved for two Minnesota Life Insurance Company subsidiaries. Effective July 1, 2002, HomePlus Insurance Company changed its name to Securian Casualty Company and effective December 1, 2002, The Ministers Life Insurance Company changed its name to Securian Life Insurance Company.

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Basis of Presentation

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Insurance Revenues and Expenses

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

     Deferred Policy Acquisition Costs

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

     For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations.

     Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 13.

     Software Capitalization

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $21,271,000, $18,575,000 and $13,314,000 and amortized software expense of $8,227,000, $8,065,000 and $5,014,000 for the years ended December 31, 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables

     Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less are due and unpaid. On large homogeneous loans, finance charges and interest are suspended when a loan is considered by management to be impaired.

     Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible. An allowance for uncollectible amounts is maintained by direct charges to operations at an amount which management believes, based upon historical losses and economic conditions, is adequate to absorb probable losses on existing receivables that may become uncollectible. The reported receivables are net of this allowance.

     Valuation of Investments

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

     Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Equity securities also include initial contributions to affiliated registered investment funds that are managed by an affiliate of the Company and mutual funds in select asset classes that are sub-advised. These contributions are carried at the market value of the underlying net assets of the funds.

     Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)

     Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2002 and 2001, was $7,543,000 and $7,503,000, respectively.

     Policy loans are carried at the unpaid principal balance.

     Cash and short-term investments are carried at fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than twelve months to be short-term investments.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

     Effective March 15, 2001 the FASB issued EITF 99-20, RECOGNITION OF INTEREST INCOME AND IMPAIRMENT ON PURCHASED AND RETAINED BENEFICIAL INTERESTS IN CERTAIN SECURITIZED FINANCIAL ASSETS, which established standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method. The Company identified holdings with a market value of $29,000,000 and $36,000,000, as of December 31, 2002 and 2001,
     respectively, that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $24,478,000 and $14,300,000 of permanent write-downs were recorded as realized losses, for the years ended December 31, 2002 and 2001, respectively.

     Credit Risk

     Financial instruments, consisting primarily of cash and short-term investments, potentially subject the Company to concentration credit risk. The Company places its cash and short-term investments with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, bonds and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Credit Risk (Continued)

     The Company has investments in its affiliated investment advisor's public mutual funds totaling $127,000,000 and $154,000,000 as of December 31, 2002 and 2001, respectively. These investments are distributed between eight well diversified funds consisting of multiple asset classes.

     Derivative Financial Instruments

     Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

     In the normal course of business the Company currently holds one derivative in the form of an equity swap. The purpose of this swap is to hedge the fair value of equity linked instruments to equity market movements. Equity swaps are considered to be fair value hedges and are entered into only for the purpose of hedging such risks, not for speculation. Generally, the Company enters into hedging relationships such that changes in the fair values or cash flows of items and transactions being hedged are expected to be offset by corresponding changes in the values of the derivatives. Changes in fair value of these swaps are generally offset to net realized investment gains (losses) by changes in the fair value of the item being hedged.

     The Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

     Upon initial application of FAS 133, January 1, 2001, the Company reclassified embedded derivatives on convertible bonds of approximately $26,200,000 from fixed maturity securities classified as available-for-sale to other invested assets. The Company also reclassified certain mortgage dollar roll securities and embedded options within convertible bonds from fixed maturity and equity securities classified as available-for-sale as of December 31, 2002 and 2001, in the amount of $14,100,000 and $74,100,000, respectively, to other invested assets. As of December 31, 2002 and 2001, the change in fair value of these securities included in realized capital gains was $172,000 and $1,600,000, respectively.

     Prior to the fourth quarter of 2000, the Company had invested in international bonds denominated in foreign currencies. These positions were all sold during the fourth quarter of 2000. The Company realized a loss on this sale, including foreign exchange losses, of $17,171,000. The Company used forward foreign exchange currency contracts as a part of its risk management strategy for international investments. The Company does not currently make use of foreign exchange currency contracts, other than the short-duration spot contracts disclosed above, as part of its investment strategy. Upon sale of the international investments, the Company purchased offsetting forward contracts. The impact, from this transaction, to the Company's results of operations was $84,000. The notional amount of the forward contracts for the year ended December 31, 2000, was $65,771,000.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Realized and Unrealized Gains and Losses

     Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

     Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

     Impairments in the value of securities and other investments held by the Company, considered to be other than temporary, are recorded as permanent reductions of the cost of the securities or other investments, and corresponding realized losses are recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities and other investments on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     Total other than temporary write-downs for fixed maturity securities, including EITF 99-20 write-downs, for the years ended December 31, 2002, 2001 and 2000 were $53,299,000, $28,760,000 and $11,250,000, respectively.

     Total other than temporary write-downs for equity securities for the years ended December 31, 2002, 2001 and 2000 were $5,314,000, $6,709,000 and $0, respectively. During 2002, an additional $40,300,000 of other than temporary write-downs for equity securities was recorded on a security that was subsequently sold.

     Total other than temporary write-downs for private equity investments for the years ended December 31, 2002, 2001 and 2000 were $51,410,000, $4,589,000 and $0, respectively.

     Securities Lending

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $1,413,000, $239,000, and $105,000 as of December 31, 2002, 2001, and 2000, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2002, and 2001 were $1,280,273,000 and $413,311,000, respectively. As of December 31, 2002, and 2001, the collateral associated with securities lending was $1,307,146,000 and $424,406,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as short-term investments and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Property and Equipment

     Property and equipment are carried at cost, net of accumulated depreciation of $150,521,000 and $138,819,000 at December 31, 2002 and 2001,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2002, 2001 and 2000, was $11,703,000, $13,242,000
     and $13,723,000, respectively. Effective January 1, 2002 the Company adopted FASB Statement No. 144 (FAS 144), ACCOUNTING FOR THE IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 144.

     Goodwill and Other Intangible Assets

     Effective January 1, 2002, the Company adopted FASB Statement No. 142 (FAS
     142), GOODWILL AND OTHER INTANGIBLE ASSETS, which establishes accounting and reporting standards for goodwill and other intangible assets. FAS 142 requires goodwill and other intangible assets that have indefinite useful lives to no longer be amortized; however, these assets must be tested at least annually for impairment. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 142.

     Separate Accounts

     Separate account assets and liabilities represent segregated funds administered and invested by an affiliate of the Company for the exclusive benefit of pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds.

     The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $37,634,000 and $46,676,000 at December 31, 2002 and 2001, respectively.

     Policyholder Liabilities

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, ACCOUNTING FOR CERTAIN INSURANCE ACTIVITIES OF MUTUAL LIFE INSURANCE ENTITIES. These traditional life products use an average assumed rate of investment yields ranging from 5.19% to 6.15% to estimate expected gross margins.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder Liabilities (Continued)

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 13.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Reinsurance Recoverables

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

     Participating Business

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2002 and 2001, the total participating business in force was $19,470,981,000 and $20,121,593,000, respectively. As a percentage of total life insurance in force participating business in force represents 6.4% and 7.5% at December 31, 2002 and 2001, respectively.

     Closed Block of Business

     Effective January 1, 2001 the Company adopted Statement of Position 00-3 (SOP 00-3), ACCOUNTING BY INSURANCE ENTERPRISES FOR DEMUTUALIZATIONS AND FORMATIONS OF MUTUAL INSURANCE HOLDING COMPANIES AND FOR CERTAIN LONG-DURATION PARTICIPATING CONTRACTS. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of SOP 00-3.

     Income Taxes

     The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

     Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

     Reclassification

     Certain 2001 and 2000 financial statement balances have been reclassified to conform to the 2002 presentation.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)  INVESTMENTS

     Net investment income for the years ended December 31 was as follows:

in thousands                  2002         2001        2000
------------                ---------   ---------   ---------
Fixed maturity securities   $ 398,491   $ 411,208   $ 429,168
Equity securities              24,620      29,088      52,097
Mortgage loans                 58,791      55,682      54,313
Real estate                     1,285       1,672       3,697
Policy loans                   19,360      18,257      17,371
Short-term investments          3,384       7,499      14,257
Private equity investments      3,277       3,289       3,191
Other invested assets           3,019       1,463       5,404
                            ---------   ---------   ---------
   Gross investment income    512,227     528,158     579,498
Investment expenses           (13,124)       (823)     (3,598)
                            ---------   ---------   ---------
   Total                    $ 499,103   $ 527,335   $ 575,900
                            =========   =========   =========

     Prior to 2002, the Company paid investment expenses to Advantus Capital Management, Inc. (Advantus) which were eliminated through the consolidation process. During 2002, these expenses were not eliminated due to the transfer of Advantus to Securian Financial Group, Inc.

     Net realized investment gains (losses) for the years ended December 31 were as follows:

in thousands                   2002        2001        2000
------------                ---------   ---------   ---------
Fixed maturity securities   $ (26,162)  $ (15,772)  $ (57,955)
Equity securities             (64,038)     (1,373)    177,243
Mortgage loans                  1,509           1        (419)
Real estate                        (1)      3,245      (2,456)
Private equity investments    (48,395)     (1,676)     28,128
Other invested assets             (10)      2,603       3,082
                            ---------   ---------   ---------
      Total                 $(137,097)  $ (12,972)  $ 147,623
                            =========   =========   =========

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

in thousands                                        2002        2001        2000
------------                                     ---------   ---------   --------
Fixed maturity securities, available-for-sale:
      Gross realized gains                       $  59,802   $  34,884   $  10,926
      Gross realized losses                        (85,964)    (50,656)    (68,881)
Equity securities:
      Gross realized gains                          40,973      81,647     260,022
      Gross realized losses                       (105,011)    (83,020)    (82,779)
Private equity investments:
      Gross realized gains                           3,525       4,857      29,076
      Gross realized losses                        (51,920)     (6,533)       (948)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

in thousands                                        2002        2001
------------                                     ---------   ---------
Gross unrealized gains                           $ 461,314   $ 361,575
Gross unrealized losses                           (204,273)   (168,979)
Adjustment to deferred acquisition costs          (135,368)    (41,993)
Adjustment to reserves                             (54,290)          -
Adjustment to unearned policy and contract fees     19,507       6,433
Deferred federal income taxes                      (28,499)    (53,747)
                                                 ---------   ---------
      Net unrealized gains                       $  58,391   $ 103,289
                                                 =========   =========

     The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

in thousands                                              Gross Unrealized
------------                               Amortized    ---------------------      Fair
December 31, 2002                            Cost         Gains      Losses        Value
-----------------------------------------  ----------   ---------   ---------   ----------
United States government and
  government agencies and authorities      $  201,802   $  19,153   $      30   $  220,925
Foreign governments                             1,280           -         439          841
Corporate securities                        3,006,533     245,059      58,802    3,192,790
Mortgage-backed securities                  1,292,651      78,406       1,403    1,369,654
                                           ----------   ---------   ---------   ----------
   Total fixed maturities                   4,502,266     342,618      60,674    4,784,210
Equity securities-unaffiliated                364,673      27,498      57,641      334,530
Equity securities-affiliated mutual funds     141,753       4,076      18,933      126,896
                                           ----------   ---------   ---------   ----------
   Total equity securities                    506,426      31,574      76,574      461,426
                                           ----------   ---------   ---------   ----------
       Total                               $5,008,692   $ 374,192   $ 137,248   $5,245,636
                                           ==========   =========   =========   ==========

in thousands                                                    Gross Unrealized
------------                                     Amortized    --------------------      Fair
December 31, 2001                                  Cost        Gains      Losses       Value
----------------------------------------------   ----------   --------   ---------   ----------
Available-for-sale:
  United States government and
    Government agencies and authorities          $  203,806   $ 66,552   $   1,672   $  268,686
  Foreign governments                                 1,425          -          79        1,346
  Corporate securities                            3,076,890    139,127      47,927    3,168,090
  Mortgage-backed securities                      1,779,301     65,522       3,430    1,841,393
                                                 ----------   --------   ---------   ----------
     Total fixed maturities                       5,061,422    271,201      53,108    5,279,515
  Equity securities-unaffiliated                    453,563     64,431      69,079      448,915
  Equity securities-affiliated mutual funds         141,353     19,199       6,913      153,639
                                                 ----------   --------   ---------   ----------
     Total equity securities                        594,916     83,630      75,992      602,554
                                                 ----------   --------   ---------   ----------
         Total                                   $5,656,338   $354,831   $ 129,100   $5,882,069
                                                 ==========   ========   =========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                            Gross Unrealized
------------                             Amortized    -------------------     Fair
December 31, 2002                          Cost        Gains      Losses      Value
-------------------------------------   -----------   --------   --------   ----------
United States government and
  government agencies and authorities   $   258,282   $ 11,774   $      -   $  270,056
Corporate securities                        258,419     22,177          -      280,596
Mortgage-backed securities                  619,447     40,275      1,439      658,283
                                        -----------   --------   --------   ----------
   Total fixed maturities                 1,136,148     74,226      1,439    1,208,935
Equity securities-unaffiliated               73,904      6,114      8,680       71,338
                                        -----------   --------   --------   ----------
       Total                            $ 1,210,052   $ 80,340   $ 10,119   $1,280,273
                                        ===========   ========   ========   ==========

in thousands                                            Gross Unrealized
------------                             Amortized    -------------------     Fair
December 31, 2001                          Cost        Gains      Losses      Value
-------------------------------------   -----------   --------   --------   ---------
United States government and
  government agencies and authorities   $ 145,685     $ 10,187   $  1,039   $ 154,833
Corporate securities                       87,547        5,137        219      92,465
Mortgage-backed securities                115,419        2,592        278     117,733
                                        ---------     --------   --------   ---------
   Total fixed maturities                 348,651       17,916      1,536     365,031
Equity securities-unaffiliated             39,575       10,764      2,059      48,280
                                        ---------     --------   --------   ---------
       Total                            $ 388,226     $ 28,680   $  3,595   $ 413,311
                                        =========     ========   ========   =========

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2002, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           Available-for-Sale       Securities-on-Loan
                                         -----------------------   -----------------------
                                         Amortized       Fair       Amortized      Fair
in thousands                                Cost         Value        Cost        Value
------------                             ----------   ----------   ----------   ----------
Due in one year or less                  $  142,187   $  146,526   $   45,162   $   46,180
Due after one year through five years     1,031,696    1,062,798      197,364      196,360
Due after five years through ten years    1,258,883    1,378,040      194,886      220,836
Due after ten years                         776,849      827,192       79,289       87,276
                                         ----------   ----------   ----------   ----------
                                          3,209,615    3,414,556      516,701      550,652
Mortgage-backed securities                1,292,651    1,369,654      619,447      658,283
                                         ----------   ----------   ----------   ----------
      Total                              $4,502,266   $4,784,210   $1,136,148   $1,208,935
                                         ==========   ==========   ==========   ==========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2002 and 2001, fixed maturity securities and short-term investments with a carrying value of $14,756,000 and $15,815,000, respectively, were on deposit with various regulatory authorities as required by law.

     At December 31, 2002 and 2001, no specific mortgage loans were considered impaired. As of December 31, 2002, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. As of December 31, 2001, the general allowance was $1,500,000. There were no provisions for credit losses or charge-offs in 2002, 2001 or 2000.

     Below is a summary of interest income on impaired mortgage loans.

in thousands                                                 2002       2001      2000
------------                                               --------   --------   -------
Average impaired mortgage loans                            $      1   $      -   $     2
Interest income on impaired mortgage loans - contractual        166          -         -
Interest income on impaired mortgage loans - collected            -          -         -

(4)  NOTES RECEIVABLE

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. The Company received interest of $1,694,000 and $0 for the years ending December 31, 2002 and 2001, respectively. As of December 31, 2002 and 2001, the Company has loaned HRA $15,000,000 and $14,581,000 respectively. The accrued interest on this loan contingency was $5,469,000 and $4,288,000, as of December 31, 2002 and 2001, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income and investment income is included in net investment income.

(5)  NET FINANCE RECEIVABLES

     Finance receivables as of December 31 were as follows:

in thousands                             2002        2001
------------                          ---------   ---------
Direct installment loans              $ 112,046   $ 115,233
Retail installment notes                 13,204      13,973
Retail revolving credit                     132         226
Accrued interest                          2,551       2,451
                                      ---------   ---------
     Gross receivables                  127,933     131,883
Allowance for uncollectible amounts      (6,627)     (5,846)
                                      ---------   ---------
         Finance receivables, net     $ 121,306   $ 126,037
                                      =========   =========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The direct installment loans, at December 31, 2002 and 2001, consisted of $95,368,000 and $93,733,000, respectively, of discount basis loans (net of unearned finance charges) and $16,679,000 and $21,500,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from the sale of household appliances, furniture and sundry services, and generally have a maximum term of 48 months. Direct installment loans included approximately $10,000,000 and $13,000,000 of real estate secured loans at December 31, 2002 and 2001, respectively. Revolving credit loans included approximately $100,000 and $200,000 of real estate secured loans at December 31, 2002 and 2001, respectively. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2002 and 2001, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

     During the years ended December 31, 2002 and 2001, principal cash collections of direct installment loans were $53,469,000 and $55,176,000, respectively, and the percentages of these cash collections to average net balances were 49% and 48%, respectively. Retail installment notes' principal cash collections to average net balances were $22,344,000 and $20,667,000, respectively and the percentages of these cash collections to average net balances were 164% and 153%, respectively.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2002 and 2001 was 5.2% and 4.4%, respectively.

     Changes in the allowance for losses for the periods ended December 31, were as follows:

in thousands                               2002        2001        2000
------------                            ---------   ---------   ---------
Balance at beginning of year            $   5,846   $   6,336   $   7,728
Provision for credit losses                 8,029       6,924       6,244
Allowance applicable to bulk purchase           4          19           -
Charge-offs                               (10,292)    (10,302)    (10,523)
Recoveries                                  3,040       2,869       2,887
                                        ---------   ---------   ---------
Balance at end of year                  $   6,627   $   5,846   $   6,336
                                        =========   =========   =========

     At December 31, 2002, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2002 and the related allowance for credit losses were as follows:

                                      Installment   Revolving
in thousands                             Loans        Credit     Total
------------                          -----------   ---------   -------
Balances at December 31, 2002           $   767         54      $   821
Related allowance for credit losses     $   268         25      $   293

     All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2002. The average quarterly balance of impaired loans during the years ended December 31, 2002 and 2001, was $1,038,000 and $1,685,000 for installment basis loans and $59,000 and $28,000 for revolving credit loans, respectively.

     There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2002.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2002 and 2001 was $15,401,000 and $18,055,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)  INCOME TAXES

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

in thousands                                              2002        2001        2000
------------                                           ---------   ----------   ---------
Computed tax expense (benefit)                         $  (5,852)  $   31,253   $ 120,406
Difference between computed and actual tax expense:
      Dividends received deduction                        (8,539)      (7,606)     (4,696)
      Special tax on mutual life insurance companies           -            -      (5,235)
      Foundation gain                                          -         (580)       (568)
      Tax credits                                         (1,300)      (1,300)     (3,400)
      Expense adjustments and other                       (4,785)      (2,902)      2,790
                                                       ---------   ----------   ---------
         Total tax expense (benefit)                   $ (20,476)  $   18,865   $ 109,297
                                                       =========   ==========   =========

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

in thousands                                                  2002       2001
------------                                               ---------   ---------
Deferred tax assets:
     Policyholder liabilities                              $  21,290   $   7,152
     Pension and post retirement benefits                     31,270      31,209
     Tax deferred policy acquisition costs                    98,261      94,828
     Deferred gain on individual disability coinsurance       19,300      20,726
     Net realized capital losses                              45,365      19,203
     Ceding commissions                                        3,247       4,244
     Other                                                    11,303      11,287
                                                           ---------   ---------
         Gross deferred tax assets                           230,036     188,649
                                                           ---------   ---------
Deferred tax liabilities:
     Deferred policy acquisition costs                       154,122     189,421
     Premiums                                                 15,790      15,094
     Real estate and property and equipment depreciation       7,688       6,561
     Basis difference on investments                          22,017      16,575
     Net unrealized capital gains                             89,504      65,875
     Other                                                     9,021       8,183
                                                           ---------   ---------
         Gross deferred tax liabilities                      298,142     301,709
                                                           ---------   ---------
            Net deferred tax liability                     $  68,106   $ 113,060
                                                           =========   =========

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2002 and 2001 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2002, 2001 and 2000, were $20,066,000, $34,493,000 and $132,744,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     In December 2002, the Internal Revenue Service (IRS) closed their audit of the Company's federal income tax returns for the years 2000, 1999, and 1998. The Company has accrued for the taxes assessed as a result of the audit. The Company's tax returns for 2001 and later are expected to be under examination by the IRS beginning in 2004. The Company believes that any additional taxes refunded or assessed as a result of the examination will not have a material effect on its financial position.

(7) LIABILITY FOR UNPAID ACCIDENT AND HEALTH CLAIMS, RESERVE FOR LOSSES, AND CLAIM AND LOSS ADJUSTMENT EXPENSES

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

in thousands                              2002        2001       2000
------------                           ---------   ---------   ---------
Balance at January 1                   $ 518,209   $ 480,650   $ 470,501
      Less: reinsurance recoverable      433,323     404,357     121,395
                                       ---------   ---------   ---------
Net balance at January 1                  84,886      76,293     349,106
                                       ---------   ---------   ---------
Incurred related to:
      Current year                        65,692      65,370      95,703
      Prior years                          4,839      (2,577)     11,761
                                       ---------   ---------   ---------
Total incurred                            70,531      62,793     107,464
                                       ---------   ---------   ---------
Paid related to:
      Current year                        27,436      25,925      28,968
      Prior years                         40,589      28,275      58,557
                                       ---------   ---------   ---------
Total paid                                68,025      54,200      87,525
                                       ---------   ---------   ---------
Individual disability transfer                 -          -     (292,752)
                                       ---------   ---------   ---------
Net balance at December 31                87,392      84,886      76,293
      Plus: reinsurance recoverable      449,212     433,323     404,357
                                       ---------   ---------   ---------
Balance at December 31                 $ 536,604   $ 518,209   $ 480,650
                                       =========   =========   =========

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred increased by $4,839,000 in 2002, decreased by $2,577,000 in 2001, and increased by $11,761,000 in 2000, which includes the amortization of discount on individual accident and health claim reserves of $331,000, $430,000, and $14,016,000 in 2002, 2001 and 2000,
     respectively. The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

     During 2000, the Company transferred reserves associated with its Individual Disability line of business to Standard Insurance Company (Standard) under a 100% coinsurance agreement. Associated reserves for accident and health claims, reserve for losses and claim and loss adjustment expenses were transferred as a part of this agreement. In addition, there was a trust agreement formed with Standard. The assets held in trust, by Standard, for the benefit of the Company are greater than the total associated reserves.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(8)  EMPLOYEE BENEFIT PLANS

     Pension Plans and Post Retirement Plans Other than Pensions

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly equity securities and fixed maturity securities, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

     The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                  Pension Benefits         Other Benefits
                                               ----------------------  ---------------------
in thousands                                     2002        2001         2002        2001
------------                                   ---------   ---------   ---------   ---------
Change in benefit obligation:
Benefit obligation at beginning of year        $ 242,192   $ 210,342   $  36,744   $  31,552
Liability transfer to parent                           -           -        (886)          -
Service cost                                      11,937       9,031       1,871       1,342
Interest cost                                     17,690      16,222       2,780       2,357
Actuarial loss                                     9,239      12,308      13,391       2,620
Benefits paid                                     (5,946)     (5,711)     (1,181)     (1,127)
                                               ---------   ---------   ---------   ---------
Benefit obligation at end of year              $ 275,112   $ 242,192   $  52,719   $  36,744
                                               =========   =========   =========   =========
Change in plan assets:
Fair value of plan assets at the beginning
   of year                                     $ 158,096   $ 167,171   $       -   $       -
Actual return on plan assets                     (11,399)    (12,241)          -           -
Employer contribution                             20,101       8,877       1,181       1,127
Benefits paid                                     (5,946)     (5,711)     (1,181)     (1,127)
                                               ----------  ---------   ---------   ---------
Fair value of plan assets at the end of year   $ 160,852   $ 158,096   $       -   $       -
                                               ==========  =========   =========   =========

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

                                                Pension Benefits          Other Benefits
                                            -----------------------   ---------------------
                                                2002        2001         2002        2001
                                            -----------   ---------   ---------   ---------
in thousands
------------
Funded status                               $  (114,260)  $ (84,096)  $ (52,719)  $ (36,744)
Unrecognized net actuarial loss (gain)           82,353      46,488       7,037      (6,411)
Unrecognized prior service cost (benefit)         5,862       6,816      (1,051)     (1,446)
                                            -----------   ---------   ----------  ---------
Net amount recognized                       $   (26,045)  $ (30,792)  $ (46,733)  $ (44,601)
                                            ===========   =========   ==========  =========
Amounts recognized in the consolidated
  balance sheets consist of:
Accrued benefit cost                        $   (31,319)  $ (32,306)  $ (46,733)  $ (44,601)
Intangible asset:                                 5,274       1,514           -           -
                                            -----------   ---------   ---------   ---------
Net amount recognized                       $   (26,045)  $ (30,792)  $ (46,733)  $ (44,601)
                                            ===========   =========   =========   =========

                                   Pension Benefits        Other Benefits
                                 -------------------     ------------------
                                  2002         2001       2002        2001
                                 ------       ------     ------      ------
Weighted average assumptions
   as of December 31
Discount rate                     7.00%        7.25%      7.00%       7.25%
Expected return on plan assets    8.16%        8.25%         -           -
Rate of compensation increase     5.48%        5.43%         -           -

     For measurement purposes, an 11.0 percent annual rate of increase in the per capita cost of covered health care benefits was assumed for 2002. The rate was assumed to decrease gradually to 5.5 percent for 2012 and remain at that level thereafter.

Components of net periodic                       Pension Benefits                       Other Benefits
                                       ----------------------------------   ---------------------------------
   benefit cost                           2002         2001        2000        2002        2001        2000
                                       ----------   ---------   ---------   ---------   ---------   ---------
in thousands
------------
Service cost                           $   11,937   $   9,031   $   8,895   $   1,871   $   1,342   $   1,454
Interest cost                              17,690      16,222      15,058       2,780       2,357       2,314
Expected return on plan assets            (15,883)    (14,256)    (13,151)          -           -           -
Amortization of prior service
   cost (benefit)                             954         954         954        (526)       (513)       (513)
Recognized net actuarial loss (gain)          656         321         743         (88)       (597)       (448)
                                       ----------   ---------   ---------   ---------   ---------   ---------
Net periodic benefit cost              $   15,354   $  12,272    $ 12,499   $   4,037   $   2,589   $   2,807
                                       ==========   =========   =========   =========   =========   =========

     The Company recorded an additional minimum liability of $5,274,000 and $1,514,000 as of December 31, 2002, and 2001, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair market value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $5,274,000 and $1,514,000 at December 31, 2002, and 2001, respectively, is included in other assets in the consolidated balance sheets.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $267,263,000, $179,734,000, and $154,031,000, respectively, as of December 31, 2002 and $53,756,000,
     $40,746,000 and $21,129,000, respectively, as of December 31, 2001.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2002 and 2001. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2002 by $17,177,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2002 by $1,831,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2002 by $13,553,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2002 by $1,414,000.

     Profit Sharing Plans

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2002, 2001 and 2000 of $3,899,000, $4,563,000 and $8,794,000, respectively. Participants may elect to receive a portion of their contributions in cash.

(9)  REINSURANCE

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

in thousands             2002       2001         2000
------------          ---------   ---------   ---------
Direct premiums       $ 807,116   $ 761,877   $ 697,933
Reinsurance assumed     181,473     140,303     129,800
Reinsurance ceded      (100,100)   (108,823)    (66,282)
                      ---------   ---------   ---------
      Net premiums    $ 888,489   $ 793,357   $ 761,451
                      =========   =========   =========

     Reinsurance recoveries on ceded reinsurance contracts were $103,979,000, $95,136,000 and $73,484,000 during 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

     On October 1, 2000, the Company entered into a 100% coinsurance agreement of its Individual Disability line of business, inforce and future sales, with Standard Insurance Company. In addition, the Company recaptured a previous reinsurance agreement with Paul Revere Insurance Company as part of this transaction. Paul Revere transferred reserves of approximately $141,818,000. The Company transferred net reserves of approximately $499,000,000. Under the terms of the coinsurance agreement, assets supporting these reserves are held under a trust agreement for the benefit of the Company in the event that the reinsurer is unable to perform its obligations. A deferred gain of approximately $64,000,000 was recognized as part of this transaction. This gain will be amortized over the life of the underlying policies in a manner similar to the related deferred policy acquisition costs. The deferred gain balance is included in other liabilities in the consolidated balance sheets. Amortization of this gain is included in other income in the statement of operations. The amortized gain for 2002 and 2001 was $4,074,000 in each year. The amounts of reinsurance recoveries pertaining to the Standard Insurance Company coinsurance agreement were $56,077,000 and $54,489,000 during 2002 and 2001, respectively. The amounts of reinsurance recoverables carried on the balance sheet were $571,492,000 and $552,790,000 at December 31, 2002 and 2001, respectively. The Company continues to write disability policies and cedes all policies to Standard Insurance Company.

(10) FAIR VALUE OF FINANCIAL INSTRUMENTS

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2002 and 2001. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, short-term investments and finance receivables approximate the assets' fair values.

     The interest rates on the finance receivables outstanding as of December 31, 2002 and 2001, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2002 and 2001, approximate the fair value for those respective dates.

     The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2002 and 2001 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:

in thousands                                    2002                            2001
------------                        ---------------------------   ------------------------------
                                      Carrying         Fair          Carrying           Fair
                                       Amount          Value          Amount            Value
                                    ------------   ------------   --------------    ------------
Fixed maturity securities:
      Available-for-sale            $  4,784,210   $  4,784,210   $    5,279,515    $  5,279,515
Equity securities                        461,426        461,426          602,554         602,554
Fixed maturity securities on loan      1,208,935      1,208,935          365,031         365,031
Equity securities on loan                 71,338         71,338           48,280          48,280
Commercial mortgage loans                767,944        852,251          738,749         761,004
Policy loans                             259,531        259,531          256,844         256,844
Short-term investments                 1,460,454      1,460,454          621,907         621,907
Cash                                      24,694         24,694           32,589          32,589
Finance receivables, net                 121,306        121,306          126,037         126,037
Private equity investments               221,614        221,614          263,928         263,928
Separate account assets                6,684,280      6,684,280        7,558,283       7,558,283
Other assets                              14,093         14,093           74,078          74,078
                                    ------------   ------------   --------------    ------------
    Total financial assets          $16,079,825    $ 16,164,132   $   15,967,795    $ 15,990,050
                                    ============   ============   ==============    ============

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

in thousands                                    2002                            2001
------------                        ---------------------------   ------------------------------
                                      Carrying         Fair          Carrying           Fair
                                       Amount          Value          Amount            Value
                                    ------------   ------------   --------------    ------------
Deferred annuities                  $  1,712,482   $  1,711,913   $    1,615,774    $  1,611,178
Annuity certain contracts                 62,231         64,146           60,187          60,769
Other fund deposits                    1,006,327      1,011,822          956,147         957,461
Supplementary contracts without
      life contingencies                  50,955         51,137           42,092          43,134
Notes payable                            137,000        139,476          159,000         162,341
Separate account liabilities           6,646,646      6,646,646        7,511,607       7,511,607
Securities lending collateral          1,307,146      1,307,146          424,406         424,406
                                    ------------   ------------   --------------    ------------
      Total financial liabilities   $ 10,922,787   $ 10,932,286   $   10,769,213    $ 10,770,896
                                    ============   ============   ==============    ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(11) RELATED PARTY TRANSACTIONS

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company during 2002 were $10,866,000. As of December 31, 2002, $3,238,000 was due to Advantus, under these agreements.

     The Company also has an agreement with Securian Financial Services, Inc.
     (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,539,000 for the year ended December 31, 2002.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2002 and 2001, the amount payable to the Company was $12,363,000 and $4,243,000, respectively. The amount of expenses incurred as of December 31, 2002, 2001, and 2000 were $49,205,000, $14,529,000 and $12,280,000 respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2002. No claims were paid in 2002. As of December 31, 2002, reserves held under this policy were $3,734,000.

(12) NOTES PAYABLE

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2002 and 2001. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

     Notes payable as of December 31 were as follows:

in thousands                                                           2002             2001
------------                                                      --------------    ------------
Corporate-surplus notes, 8.25%, 2025                              $      125,000    $    125,000
Consumer finance subsidiary-senior, 6.90%-7.06%, through 2003             12,000          34,000
                                                                  --------------    ------------
      Total notes payable                                         $      137,000    $    159,000
                                                                  ==============    ============

     At December 31, 2002, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2003, $12,000,000; 2004, $0; 2005, $0; 2006, $0; 2007, $0; thereafter $125,000,000.

     Long-term borrowing agreements involving the consumer finance subsidiary include provisions with respect to borrowing limitations, payment of cash dividends on or purchases of common stock, and maintenance of liquid net worth of $41,354,000. The consumer finance subsidiary was in compliance with all such provisions at December 31, 2002.

     The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2002 and 2001, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2002, 2001 and 2000, was $12,579,000, $15,252,000 and $26,775,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(13) OTHER COMPREHENSIVE INCOME

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and deferred policy acquisition cost adjustments.

     The components of comprehensive Income (loss), other than net income are illustrated below:

in thousands                                                           2002              2001          2000
------------                                                      --------------    ------------   ------------
Other comprehensive income (loss), before tax:
     Unrealized gains (loss) on securities                        $      (74,150)   $   (202,783)  $    346,347
         Reclassification adjustment for
            gains (losses) included in net income                        138,595          18,821       (147,416)
     Adjustment to unearned policy and contract fees                      13,074           6,433            473
     Adjustment to reserves                                              (54,290)              -              -
     Adjustment to deferred policy acquisition costs                     (93,375)        (41,993)           414
                                                                  --------------    ------------    -----------
                                                                         (70,146)       (219,522)       199,818
     Income tax expense related to items of other
         comprehensive income                                             25,248          75,386        (70,470)
                                                                  --------------    ------------   ------------
     Other comprehensive income (loss), net of tax                $      (44,898)   $   (144,136)      $129,348
                                                                  ==============    ============   ============

(14) STOCK DIVIDENDS

     During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000. During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000. During 2000, the Company declared and paid dividends to Securian Financial Group, Inc, totaling $52,800,000. These dividends were in the form of cash.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2002 statutory results, the maximum amount available for the payment of dividends during 2003 by Minnesota Life Insurance Company without prior regulatory approval is $109,896,000 after November 6, 2003.

(15) LEGAL PROCEEDINGS

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $1,249,000, $39,654,000 and $3,529,000 in 2002, 2001 and 2000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(16) COMMITMENTS AND CONTINGENCIES

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2002 and 2001, these securities were reported at $6,523,000 and $60,484,000, respectively.

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $50,325,000 and $97,800,000 as of December 31, 2002 and 2001, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $145,354,000 as of December 31, 2002. The Company estimates that $48,000,000 of these commitments will be invested in 2003, with the remaining $97,354,000 invested over the next four years.

     As of December 31, 2002, the Company had committed to purchase mortgage loans totaling $14,082,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2003, $11,267,000; 2004, $11,267,000; 2005, $11,267,000; 2006, $11,267,000;
     2007, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2003, $746,000; 2004, $786,000; 2005, $794,000; 2006, $669,000; 2007, $687,000.
     Lease expense net of sub-lease income for the years ended December 31, 2002, 2001 and 2000 was $8,740,000, $9,662,000 and $2,491,000,
     respectively.

     At December 31, 2002, the Company had guaranteed the payment of $83,700,000 in policyholder dividends and discretionary amounts payable in 2003. The Company has pledged bonds, valued at $93,998,000 to secure this guarantee.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2002 and 2001 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $2,377,000 and $3,255,000 for the periods ending December 31, 2002 and 2001, respectively. These assets are being amortized over a five-year period.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(17) STATUTORY FINANCIAL DATA

     The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

     Prescribed accounting practices include a variety of publications of the NAIC as well as state laws, regulation and general administrative rules. Permitted statutory accounting practices encompass all accounting practices that are not prescribed; such practices differ from state to state, may differ from company to company within a state, and may change in the future. The NAIC project to codify statutory accounting practices (Codification) was effective January 1, 2001. Codification continues to encompass both prescribed and permitted practices as described above. Any amounts identified as a change due to implementing Codification were recorded to statutory surplus. The Company determined that Codification, at the time of initial adoption, had an impact of increasing statutory surplus by approximately $47,020,000.

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                              Year ended December
                                                        -----------------------------
in thousands                                                2002            2001
------------                                            ------------   --------------
Statutory capital and surplus                           $    961,239   $    1,075,907
Adjustments:
     Deferred policy acquisition costs                       570,264          682,794
     Net unrealized investment gains                         354,862          217,864
     Adjustment to reserves                                  (54,290)               -
     Statutory asset valuation reserve                       251,505          303,888
     Statutory interest maintenance reserve                   12,815            7,050
     Premiums and fees deferred or receivable                (48,756)         (51,572)
     Change in reserve basis                                 121,770          113,646
     Deferred reinsurance gain                               (55,143)         (59,217)
     Separate accounts                                       (28,214)         (39,126)
     Unearned policy and contract fees                      (128,690)        (140,315)
     Surplus notes                                          (125,000)        (125,000)
     Net deferred income taxes                              (324,356)        (313,147)
     Pension benefit liabilities                             (18,533)          (6,815)
     Non-admitted assets                                     280,851          194,154
     Policyholder dividends                                   64,659           65,828
     Valuation allowance difference                           13,633                -
     Other                                                     4,648            6,365
                                                        ------------   --------------
Stockholder's equity as reported in the accompanying
    consolidated financial statements                   $  1,853,264   $    1,932,304
                                                        ============   ==============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below (2002 and 2001 results are codified, and 2000 are prior to Codification):

                                                                 As of December 31
                                                  ----------------------------------------------
in thousands                                          2002             2001             2000
------------                                      ------------    --------------    ------------
Statutory net income (loss)                       $     (9,814)   $       47,505    $    251,003
Adjustments:
     Deferred policy acquisition costs                 (19,156)           13,716          (5,203)
     Statutory interest maintenance reserve              5,470            (1,138)        (20,544)
     Premiums and fees deferred or receivable            1,611           (10,213)         (1,264)
     Change in reserve basis                            (2,797)           (2,180)          3,783
     Separate accounts                                  10,913             9,971          15,762
     Deferred reinsurance gain                         (12,847)           (2,394)          1,018
     Unearned policy and contract fees                   1,600            (1,845)          1,645
     Realized gains (losses)                           (10,012)            1,586         (11,747)
     Net deferred income taxes                          23,524             3,928           4,403
     Policyholder dividends                             (1,168)             (714)          4,354
     Pension benefits                                    7,472            16,605          (7,952)
     Other                                               8,960            (4,399)           (538)
                                                  ------------    --------------    ------------
Net income as reported in the accompanying
     consolidated financial statements            $      3,756    $       70,428    $    234,720
                                                  ============    ==============    ============

(18) SUBSEQUENT EVENTS

     On February 10, 2003, the Company declared a dividend of $14,000,000 payable to Securian Financial Group, Inc. The dividend represents the affiliated stock of Securian Life Insurance Company and is payable on April 1, 2003.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 SCHEDULE I - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2002
                                 (In thousands)

                                                                                                        As shown
                                                                                                         on the
                                                                                    Market            consolidated
Type of investment                                         Cost (3)                 Value            balance sheet(1)
                                                       ----------------        ----------------      ----------------
Fixed maturity securities
     United States government and government
        agencies and authorities                       $        201,802        $        220,925      $        220,925
     Foreign governments                                          1,280                     841                   841
     Public utilities                                           295,962                 308,575               308,575
     Mortgage-backed securities                               1,292,651               1,369,654             1,369,654
     All other corporate fixed maturity securities            2,710,571               2,884,215             2,884,215
                                                       ----------------        ----------------      ----------------
        Total fixed maturity securities                       4,502,266               4,784,210             4,784,210
                                                       ----------------        ----------------      ----------------
Equity securities:
     Common stocks:
        Public utilities                                          6,518                   6,798                 6,798
        Banks, trusts and insurance companies                    62,336                  65,016                65,016
        Industrial, miscellaneous and all other                 429,572                 381,612               381,612
     Nonredeemable preferred stocks                               8,000                   8,000                 8,000
                                                       ----------------        ----------------      ----------------
        Total equity securities                                 506,426                 461,426               461,426
                                                       ----------------        ----------------      ----------------
Mortgage loans on real estate                                   767,944                  xxxxxx               767,944
Real estate (2)                                                   7,858                  xxxxxx                 7,858
Policy loans                                                    259,531                  xxxxxx               259,531
Other investments                                               186,521                  xxxxxx               186,521
Private equity investments                                      278,539                  xxxxxx               221,614
Fixed maturity securities on loan                             1,136,147                  xxxxxx             1,208,935
Equity securities on loan                                        73,904                  xxxxxx                71,338
Short - term investments                                      1,460,454                  xxxxxx             1,460,454
                                                       ----------------        ----------------      ----------------
        Total                                                 4,170,898                       -             4,184,195
                                                       ----------------        ----------------      ----------------
Total investments                                      $      9,179,590        $      5,245,636      $      9,429,831
                                                       ================        ================      ================

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.

(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.

(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               SCHEDULE III - SUPPLEMENTARY INSURANCE INFORMATION
                                 (In thousands)

                                                         As of December 31,
                             --------------------------------------------------------------------------
                                                   Future policy
                                Deferred             benefits                           Other policy
                                 policy           losses, claims                         claims and
                               acquisition        and settlement       Unearned            benefits
         Segment                  costs            expenses (1)       premiums (2)         payable
-------------------------    ---------------      ---------------   ---------------    ---------------
2002:
   Life insurance            $       421,265      $     2,605,553   $       156,832    $       111,576
   Accident and
      health insurance                78,588              638,288            34,418             19,349
   Annuity                            70,885            3,155,822                27                196
   Property and
      liability insurance                  -                   25                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       570,738      $     6,399,688   $       191,277    $       131,121
                             ===============      ===============   ===============    ===============

2001:
   Life insurance            $       498,233      $     2,563,749   $       171,174    $       113,351
   Accident and
      health insurance                87,059              615,020            38,052             19,103
   Annuity                            98,047            2,942,241                29              1,466
   Property and
      liability insurance                  -                   38                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       683,339      $     6,121,048   $       209,255    $       133,920
                             ===============      ===============   ===============    ===============

2000:
   Life insurance            $       526,289      $     2,469,673   $       173,063    $        89,087
   Accident and
      health insurance                88,320              579,170            37,815             17,659
   Annuity                            96,937            2,887,586                 -                269
   Property and
      liability insurance                  -                  154                 -                  -
                             ---------------      ---------------   ---------------    ---------------
                             $       711,546      $     5,936,583   $       210,878    $       107,015
                             ===============      ===============   ===============    ===============

                                                             For the years ended December 31,
                            --------------------------------------------------------------------------------------------------------
                                                                                      Amortization
                                                                     Benefits,         of deferred
                                                     Net          claims, losses         policy             Other
                                Premium          investment       and settlement       acquisition        operating       Premiums
         Segment              revenue (3)          income          expenses (5)          costs             expenses      written (4)
-------------------------   ---------------    ---------------    ---------------    ---------------   ---------------   -----------
2002:
   Life insurance           $     1,009,836    $       260,686    $       883,852    $       147,235   $       347,838   $         -
   Accident and
      health insurance              131,835             12,494             60,459             20,511            98,679             -
   Annuity                          106,807            225,704            213,817             20,916            88,540             -
   Property and
      liability insurance                 -                219                (18)                 -                40             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,248,478    $       499,103    $     1,158,110    $       188,662   $       535,097   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

2001:
   Life insurance           $       918,901    $       288,841    $       817,054    $       136,512   $       463,715   $         -
   Accident and
      health insurance              136,637             12,823             53,611             13,170           106,770             -
   Annuity                           92,192            225,200            193,772             21,898            90,793             -
   Property and
      liability insurance                 -                471                (19)                 -               204             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,147,730    $       527,335    $     1,064,418    $       171,580   $       661,482   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

2000:
   Life insurance           $       842,842    $       304,584    $       722,713    $       153,634   $       420,842   $         -
   Accident and
      health insurance              175,762             40,232             85,680              8,613           101,201             -
   Annuity                          102,827            230,584            205,036             23,715            80,116             -
   Property and
      liability insurance                 -                500                143                  -               319             -
                            ---------------    ---------------    ---------------    ---------------   ---------------   -----------
                            $     1,121,431    $       575,900    $     1,013,572    $       185,962   $       602,478   $         -
                            ===============    ===============    ===============    ===============   ===============   ===========

(1) Includes policy and contract account balances

(2) Includes unearned policy and contract fees

(3) Includes policy and contract fees

(4) Applies only to property and liability insurance

(5) Includes policyholder dividends

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            SCHEDULE IV - REINSURANCE
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                 (In thousands)

                                                                                                              Percentage
                                                              Ceded to      Assumed from                       of amount
                                                Gross          other            other            Net            assumed
                                                amount        companies       companies        amount            to net
                                            -------------   -------------   -------------   -------------    ------------
2002: Life insurance in force               $ 266,335,791   $  35,836,486   $  76,101,905   $ 306,601,210        24.8%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     566,342   $      25,262   $     180,539   $     721,619        25.0%
         Accident and health insurance            200,610          74,838             934         126,706         0.7%
         Annuity                                   40,164               -               -          40,164           -
         Property and liability insurance               -               -               -               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     807,116   $     100,100   $     181,473   $     888,489        20.4%
                                            =============   =============   =============   =============

2001: Life insurance in force               $ 233,303,591   $  28,244,100   $  63,354,138   $ 268,413,629        23.6%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     530,352   $      30,128   $     138,774   $     638,998        21.7%
         Accident and health insurance            208,520          78,212           1,047         131,355         0.8%
         Annuity                                   23,004               -               -          23,004           -
         Property and liability insurance               1             483             482               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     761,877   $     108,823   $     140,303   $     793,357        17.7%
                                            =============   =============   =============   =============

2000: Life insurance in force               $ 200,965,213   $  22,944,226   $  43,657,674   $ 221,678,661        19.7%
                                            =============   =============   =============   =============
      Premiums:
         Life insurance                     $     476,897   $      28,343   $     121,296   $     569,850        21.3%
         Accident and health insurance            199,590          30,085             923         170,428         0.5%
         Annuity                                   21,173               -               -          21,173           -
         Property and liability insurance             273           7,854           7,581               -           -
                                            -------------   -------------   -------------   -------------
             Total premiums                 $     697,933   $      66,282   $     129,800   $     761,451        17.0%
                                            =============   =============   =============   =============

See independent auditors' report.

                                  PART C

                             OTHER INFORMATION

                         Variable Annuity Account

                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2002, are included in Part B of this filing and consist of the following:

          1.   Independent Auditors' Report.

          2.   Statements of Assets and Liabilities, December 31, 2002.

          3.   Statements of Operations, year ended December 31, 2002.

          4. Statements of Changes in Net Assets, years ended December 31, 2002 and 2001.

          5.   Notes to Financial Statements.

     (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2002, 2001 and 2000.

          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2002 and 2001.

          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.


          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002 and 2001.

          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, for the fiscal year ended December 31, 2002.


          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002 and 2001.

          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2002, 2001 and 2000.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 99-70016 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (b) The Tax Sheltered Annuity Loan Agreement, form 99-70006 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (c) The Tax Sheltered Annuity Amendment, form MHC-88-9213 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (d) The Endorsement, form MHC-82-9032 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (e) The Annuity Payment Endorsement, form MHC-83-9060 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (f) The Qualified Plan Agreement, form MHC-88-9176 Rev.8-93 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (g) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity SIMPLE - (IRA) Agreement, form MHC-98-9431 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

          5. (a) The Variable Annuity Application, form 02-70069 previously filed as this exhibit to Registrant's Form N-4, File Number 333-79049, Registration Statement, is hereby incorporated by reference.

          6.   Certificate of Incorporation and Bylaws

               (a) The Restated Certificate of Incorporation previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Registration Statement, is hereby incorporated by reference.

               (b) The Bylaws of the Depositor previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Post-Effective Amendment Number 2, is hereby incorporated by reference.

          7.   Not applicable.


          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company filed as exhibit 27(h)(1)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (b) Amendment Number One to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (c) Amendment Number Two to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (d) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (e) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (f) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (g) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iv) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (h) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (i) Amendment One to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (j) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (l) Amendment One to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (m) Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(iii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (n) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(i) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (o) First Amendment to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(ii) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (p) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed as exhibit 27(h)(6) to Registrant's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.

               (q) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed as this exhibit to Registrant's From N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (s) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (t) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among
                         Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (u) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement filed as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (v) Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(10)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(10)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (w) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(11) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (x) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc filed as exhibit 27(h)(12) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (y) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to the Participation Agreement among
                         MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (z) Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(14)(i) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(14)(ii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement between
                         Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(14)(iii) to Registrant's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.

          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP

         11.   Not applicable.

         12.   Not applicable.

  13.   Schedule for Computation of Performance Quotation

               (a) Growth Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (b) Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (c) Money Market Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (d) Asset Allocation Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (e) Mortgage Securities Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) Index 500 Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) Capital Appreciation Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) International Stock Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) Small Company Growth Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) Maturing Government Bond 2002 Sub-Account Performance
                   Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (k) Maturing Government Bond 2006 Sub-Account Performance
                   Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (l) Maturing Government Bond 2010 Sub-Account Performance
                   Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (m) Value Stock Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (n) Small Company Value Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (o) Global Bond Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (p) Index 400 Mid-Cap Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (q) Macro-Cap Value Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Micro-Cap Growth Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (s) Real Estate Securities Sub-Account Performance Calculations
                   previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


               (t) Templeton Developing Market Class 2 Sub-Account Performance
                   Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 333-79069, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


         15. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements




ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal             Positions and Offices      Positions and Offices
Business Address               with Insurance Company     with Registrant
----------------               ----------------------     ---------------

Richard H. Anderson            Director                   None
Northwest Airlines, Inc.
5101 Northwest Drive
St. Paul, MN  55111-3034

Mary K. Brainerd               Director                   None
HealthPartners
8100 34th Avenue South
Bloomington, MN  55425

John F. Bruder                 Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Thomas P. Burns                Senior Vice President      None
Minnesota Life Insurance
  Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell              Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John W. Castro                 Director                   None
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                 Director                   None
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer             Director                   None
U.S. Bancorp
800 Nicollet Mall
Suite 2300
Minneapolis, MN 55402

Robert E. Hunstad              Director and Executive     None
Minnesota Life Insurance       Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson               Senior Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101


David S. Kidwell, Ph.D.        Director                   None
DSKidwell Associates
2129 Bancroft Place NW
Washington, D.C.  20008-4019


Reatha C. King Ph.D.           Director                   None
General Mills Foundation
110 Bank Street SE
Unit 2403
Minneapolis, MN  55414


Dianne M. Orbison              Senior Vice President      None
Minnesota Life Insurance       and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101


Dennis E. Prohofsky            Director, Executive Vice   None
Minnesota Life Insurance       President, General Counsel
 Company                       and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler              Chairman, President and    None
Minnesota Life Insurance       Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Gregory S. Strong              Senior Vice President      None
Minnesota Life Insurance       and Chief Financial
 Company                       Officer
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake               Director and               None
Minnesota Life Insurance       Executive Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.

Wholly-owned subsidiaries of Securian Financial Group, Inc.


         I.A. Systems, Inc. (New York)
         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.
         Securian Trust Company, N.A.


Wholly-owned subsidiaries of Minnesota Life Insurance Company:


         Northstar Life Insurance Company (New York)
         Personal Finance Company (Delaware)
         Enterprise Holding Corporation



Wholly-owned subsidiary of Securian Casualty Company:

         Securian Life Insurance Company

Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
         Securian Insurance Agency of Nevada, Inc. (Nevada)
         Securian Insurance Agency of Oklahoma, Inc. (Oklahoma)
         Worthmark Financial Services, LLC (Delaware)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.
         DataPlan Securities, Inc. (Ohio)
         MIMLIC Imperial Corporation
         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network, Inc. (Texas)

Majority-owned subsidiaries of Minnesota Life Insurance Company:

         MIMLIC Life Insurance Company (Arizona)
         Advantus Cornerstone Fund, Inc.
         Advantus Enterprise Fund, Inc.
         Advantus International Balanced Fund, Inc.
         Advantus Venture Fund, Inc.
         Advantus Real Estate Securities Fund, Inc.

Majority-owned subsidiary of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

         C.R.I. Securities, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

         Advantus Money Market Fund, Inc.
         Advantus Horizon Fund, Inc.
         Advantus Spectrum Fund, Inc.
         Advantus Mortgage Securities Fund, Inc.
         Advantus Bond Fund, Inc.
         Advantus Index 500 Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of August 5, 2003, the number of holders of securities of this class were as follows:




                                             Number of Record
            Title of Class                       Holders
            --------------                   ----------------

     Variable Annuity Contracts                   5,257


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

          (a) The principal underwriter is Securian Financial Services, Inc. Securian Financial Services, Inc. is also the principal underwriter for eleven mutual funds (Advantus Horizon Fund, Inc.; Advantus Spectrum Fund, Inc.; Advantus Money Market Fund, Inc.; Advantus Mortgage Securities Fund, Inc.; Advantus Bond Fund, Inc.; Advantus Cornerstone Fund, Inc.; Advantus Enterprise Fund, Inc.; Advantus International Balanced Fund, Inc.; Advantus Venture Fund, Inc.; Advantus Index 500 Fund, Inc. and Advantus Real Estate Securities Fund, Inc.) and for four additional registered separate accounts of Minnesota Life Insurance Company, all of which offer annuity contracts and life insurance policies on a variable basis.

                      DIRECTORS AND OFFICERS OF UNDERWRITER


                                     Positions and               Positions and
Name and Principal                   Offices                     Offices
Business Address                     with Underwriter            with Registrant
----------------                     ----------------            ---------------

George I. Connolly                   President, Chief            None
Securian Financial Services, Inc.    Executive Officer and
400 Robert Street North              Director
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                  Treasurer                   None
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                    Director                    None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                  Director                    None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Peter D. Seltz                       Vice President,             None
Securian Financial Services, Inc.    Sales and Marketing
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                     Vice President, Chief       None
Securian Financial Services, Inc.    Compliance Officer and
400 Robert Street North              Secretary
St. Paul, Minnesota 55101

Michael J. Jorgenson                 Vice President and          None
Securian Financial Services, Inc.    Chief Operating Officer
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                Assistant Secretary         None
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Allen L. Peterson                    Assistant Secretary         None
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101




         (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of            Net Underwriting   Compensation on
 Principal             Discounts and      Redemption or     Brokerage       Other
Underwriter            Commissions       Annuitization    Commissions   Compensation
-----------          ----------------   ---------------   -----------   ------------
Securian Financial,
 Services Inc.         $10,463,691          ___              ___            ___



ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-79069, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                     SIGNATURES



Pursuant to the requirements of the Securities Act of 1933 the Registrant, Variable Annuity Account, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 8th day of September, 2003.


                                            VARIABLE ANNUITY ACCOUNT
                                            (Registrant)

                                        By: MINNESOTA LIFE INSURANCE COMPANY
                                            (Depositor)


                                        By       /s/ Robert L. Senkler
                                          ------------------------------------
                                                     Robert L. Senkler
                                             Chairman of the Board, President
                                                and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 8th day of September, 2003.




                                        MINNESOTA LIFE INSURANCE COMPANY


                                        By       /s/ Robert L. Senkler
                                          -------------------------------------
                                                     Robert L. Senkler
                                             Chairman of the Board, President
                                                and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                     Title                     Date
              ---------                     -----                     ----

/s/ Robert L. Senkler           Chairman, President and        September 8, 2003
----------------------------    Chief Executive Officer
Robert L. Senkler

* /s/ Richard H. Anderson       Director
----------------------------
Richard H. Anderson

* /s/ Mary K. Brainerd          Director
----------------------------
Mary K. Brainerd

* /s/ John W. Castro            Director
----------------------------
John W. Castro

* /s/ John E. Gherty            Director
----------------------------
John E. Gherty

* /s/ John F. Grundhofer        Director
----------------------------
John F. Grundhofer

* /s/ Robert E. Hunstad         Director
----------------------------
Robert E. Hunstad

* /s/ David S. Kidwell          Director
----------------------------
David S. Kidwell, Ph.D.

* /s/ Reatha C. King            Director
----------------------------
Reatha C. King Ph.D.

* /s/ Dennis E. Prohofsky       Director
----------------------------
Dennis E. Prohofsky

* /s/ Randy F. Wallake          Director
----------------------------
Randy F. Wallake

/s/ Gregory S. Strong           Senior Vice President          September 8, 2003
----------------------------    (chief financial officer)
Gregory S. Strong

/s/ Gregory S. Strong           Senior Vice President          September 8, 2003
----------------------------    (chief accounting officer)
Gregory S. Strong

/s/ Dianne M. Orbison           Senior Vice President and      September 8, 2003
----------------------------    Treasurer (treasurer)
Dianne M. Orbison

/s/ Dennis E. Prohofsky         Director and Attorney-in-Fact  September 8, 2003
----------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated February 10, 2003, a copy of which is filed herewith.

                                  EXHIBIT INDEX

Exhibit Number        Description of Exhibit
--------------        ----------------------
      9.              Opinion and consent of Donald F. Gruber, Esq.

     10.              Consent of KPMG LLP

     15. Minnesota Life Insurance Company Power of Attorney to sign Registration Statements.